                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                           --------------------------

                         streettracks INDEX SHARES FUNDS
                      (formerly Fresco Index Shares funds)
                           --------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
                           --------------------------
               (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                             W. John McGuire, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

ITEM 1: SHAREHOLDER REPORT

SEMI-ANNUAL REPORT March 31, 2007
























[STATE STREET GLOBAL ADVISORS LOGO]               PRECISE IN A WORLD THAT ISN'T.

TABLE OF CONTENTS

PERFORMANCE & PORTFOLIO SUMMARY
  DJ STOXX 50(R) ETF (FEU)..................................    1
  EURO STOXX 50(R) ETF (FEZ)................................    4
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF)............    7
  SPDR(R) S&P(R) CHINA ETF (GXC)............................    8
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM).................    9
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR)..................   10
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)...........   11
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF)....   12
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)...   13
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
     (GII)..................................................   14
  SPDR(R) MSCI ACWI EX-US ETF (CWI).........................   15
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)..........   16
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)......   17
SCHEDULES OF INVESTMENTS
  DJ STOXX 50(R) ETF (FEU)..................................   18
  DJ EURO STOXX 50(R) ETF (FEZ).............................   19
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF)............   20
  SPDR(R) S&P(R) CHINA ETF (GXC)............................   22
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM).................   25
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR)..................   30
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)...........   31
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF)....   33
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)...   34
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
     (GII)..................................................   36
  SPDR(R) MSCI ACWI EX-US ETF (CWI).........................   38
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)..........   45
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)......   50
FINANCIAL STATEMENTS........................................   54
FINANCIAL HIGHLIGHTS........................................   66
NOTES TO FINANCIAL STATEMENTS...............................   70
OTHER INFORMATION...........................................   77

                   [streetTRACKS (R) semi-annual report LOGO]
                       DJ STOXX 50 ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.31%.

   PERFORMANCE AS OF MARCH 31, 2007

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        --------------------------------------------------------------------------------
                                            NET ASSET          MARKET                 DOW JONES STOXX 50 INDEX
                                              VALUE             VALUE             (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 3/31/07               10.85%            10.78%                          11.00%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/07                 19.51%            19.86%                          19.64%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/07              62.88%            62.68%                          64.01%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                   118.00%           119.03%                         120.16%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        --------------------------------------------------------------------------------
                                            NET ASSET          MARKET                 DOW JONES STOXX 50 INDEX
                                              VALUE             VALUE             (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/07                 19.51%            19.86%                          19.64%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/07              17.66%            17.61%                          17.93%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                    19.09%            19.22%                          19.36%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 15, 2002 to March 31, 2007.

                   [streetTRACKS (R) semi-annual report LOGO]
                 DJ STOXX 50 ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ STOXX 50 ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                  DOW JONES STOXX 50 INDEX - US
                                                                      DJ STOXX 50 ETF                   DOLLAR DENOMINATED
                                                                      ---------------             -----------------------------
10/15/02                                                                   10000                              10000
12/31/02                                                                   10059                               9978
3/31/03                                                                     9129                               9132
6/30/03                                                                    11098                              11096
9/30/03                                                                    11279                              11287
12/31/03                                                                   13631                              13660
3/31/04                                                                    13384                              13423
6/30/04                                                                    13524                              13552
9/30/04                                                                    13776                              13815
12/31/04                                                                   15710                              15814
3/31/05                                                                    15626                              15695
6/30/05                                                                    15612                              15682
9/30/05                                                                    16751                              16856
12/31/05                                                                   16872                              16994
3/31/06                                                                    18242                              18401
6/30/06                                                                    18818                              18954
9/30/06                                                                    19666                              19835
12/31/06                                                                   21383                              21577
3/31/07                                                                    21800                              22016

                   [streetTRACKS (R) semi-annual report LOGO]
                       DJ STOXX 50 ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION                         HSBC HOLDINGS                                GLAXOSMITHKLINE
                          BP PLC           PLC               TOTAL SA     NESTLE SA     PLC
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $7,804,412       7,515,092         5,883,772    5,774,131     5,565,992
    --------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    4.8%             4.6               3.6          3.5           3.4
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Banks                                      32.3%
    Oil & Gas                                  13.0
    Health Care                                11.3
    Telecommunications                          8.7
    Insurance                                   7.6
    Food & Beverages                            5.9
    Basic Resources                             4.3
    Technology                                  4.3
    Utilities                                   3.5
    Retail                                      2.5
    Industrial Goods & Services                 2.0
    Automobiles & Parts                         1.8
    Chemicals                                   1.3
    Personal & Household Goods                  1.0
    Short-Term Investments                      1.6
    Other Assets & Liabilities                 (1.1)
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                     DJ EURO STOXX 50 ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ EURO STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.32%.

   PERFORMANCE AS OF MARCH 31, 2007

    -----------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        -----------------------------------------------------------------------------
                                         NET ASSET                MARKET               DOW JONES EURO STOXX 50 INDEX
                                           VALUE                  VALUE               (BROAD-BASED COMPARATIVE INDEX)
    -------------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 3/31/07            13.11%                 13.17%                           13.18%
    -------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/07              22.51%                 23.00%                           22.31%
    -------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/07           74.77%                 74.88%                           74.62%
    -------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                152.41%                153.25%                          152.36%
    -------------------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL TOTAL RETURN
                                        -------------------------------------------------------------------------------------
                                         NET ASSET                MARKET               DOW JONES EURO STOXX 50 INDEX
                                           VALUE                  VALUE               (BROAD-BASED COMPARATIVE INDEX)
    -------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/07              22.51%                 23.00%                           22.31%
    -------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/07           20.45%                 20.48%                           20.42%
    -------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 23.07%                 23.16%                           23.06%
    -------------------------------------------------------------------------------------------------------------------------

   (1) For the period October 15, 2002 to March 31, 2007.

                   [streetTRACKS (R) semi-annual report LOGO]
               DJ EURO STOXX 50 ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ EURO STOXX 50 ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                     DOW JONES EURO STOXX 50
                                                                    DJ EURO STOXX 50 ETF          INDEX - US DOLLAR DENOMINATED
                                                                    --------------------          -----------------------------
10/15/02                                                                   10000                              10000
12/31/02                                                                   10343                              10283
3/31/03                                                                     9148                               9156
6/30/03                                                                    11657                              11641
9/30/03                                                                    11746                              11732
12/31/03                                                                   14658                              14657
3/31/04                                                                    14443                              14452
6/30/04                                                                    14685                              14664
9/30/04                                                                    14590                              14562
12/31/04                                                                   17299                              17325
3/31/05                                                                    17161                              17147
6/30/05                                                                    16958                              16927
9/30/05                                                                    18211                              18212
12/31/05                                                                   18626                              18636
3/31/06                                                                    20603                              20633
6/30/06                                                                    21028                              21004
9/30/06                                                                    22306                              22297
12/31/06                                                                   24591                              24595
3/31/07                                                                    25241                              25236

                   [streetTRACKS (R) semi-annual report LOGO]
                    DJ EURO STOXX 50 ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        TOTAL SA         BANCO SANTANDER         UNICREDITO          TELEFONICA SA     NOKIA OYJ
                                           CENTRAL HISPANO SA      ITALIANO SPA
    -------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $20,836,732      14,635,676              13,002,985          12,467,413        12,358,637
    -------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.4%             3.8                     3.4                 3.3               3.2
    -------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Banks                                      27.8%
    Insurance                                  12.6
    Utilities                                  10.8
    Oil & Gas                                   9.2
    Telecommunications                          7.6
    Technology                                  5.5
    Chemicals                                   4.6
    Automobiles & Parts                         3.5
    Personal & Household Goods                  3.5
    Health Care                                 3.1
    Industrial Goods & Services                 3.1
    Food & Beverages                            3.0
    Construction Materials                      2.0
    Retail                                      2.0
    Media                                       1.6
    Short-Term Investments                     15.3
    Other Assets & Liabilities                (15.2)
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR S&P Emerging Asia Pacific ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    -------------------------------------------------------------------------------------------------------------------------------
                   CHINA MOBILE,    TAIWAN SEMICONDUCTOR        HON HAI PRECISION     PETROCHINA     RELIANCE INDUSTRIES,
     DESCRIPTION   LTD.             MANUFACTURING CO., LTD.     INDUSTRY CO., LTD.    CO., LTD.      LTD. GDR
    -------------------------------------------------------------------------------------------------------------------------------
       MARKET      $674,600         665,296                     462,891               404,539        361,351
       VALUE
    -------------------------------------------------------------------------------------------------------------------------------
       % OF NET    3.7%             3.6                         2.5                   2.2            2.0
       ASSETS
    -------------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Commercial Banks                           11.9%
    Oil, Gas & Consumable Fuels                10.3
    Semiconductors & Semiconductor
      Equipment                                10.2
    Electronic Equipment & Instruments          7.3
    Computers & Peripherals                     5.4
    Diversified Telecommunication Services      4.8
    Wireless Telecommunication Services         4.5
    Insurance                                   3.8
    Metals & Mining                             3.8
    IT Services                                 3.3
    Real Estate Management & Development        3.3
    Transportation Infrastructure               3.2
    Automobiles                                 2.9
    Chemicals                                   2.7
    Hotels, Restaurants & Leisure               2.2
    Electric Utilities                          1.6
    Food Products                               1.6
    Media                                       1.4
    Beverages                                   1.2
    Diversified Financial Services              1.2
    Marine                                      1.2
    Construction Materials                      1.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Internet Software & Services                1.1%
    Industrial Conglomerates                    1.0
    Capital Markets                             0.9
    Independent Power Producers & Energy
      Traders                                   0.9
    Engineering & Construction                  0.8
    Airlines                                    0.7
    Electrical Equipment                        0.7
    Energy Equipment & Services                 0.7
    Textiles, Apparel & Luxury Goods            0.7
    Household Products                          0.6
    Construction & Engineering                  0.5
    Telecommunications                          0.5
    Electronics                                 0.4
    Pharmaceuticals                             0.4
    Tobacco                                     0.4
    Gas Utilities                               0.3
    Health Care                                 0.3
    Leisure Equipment & Products                0.2
    Short-Term Investments                      0.2
    Other Assets & Liabilities                 (0.2)
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                     SPDR S&P China ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    --------------------------------------------------------------------------------------------------------------------------------
                  CHINA MOBILE,    PETROCHINA     CHINA LIFE INSURANCE     CHINA CONSTRUCTION     INDUSTRIAL & COMMERCIAL
    DESCRIPTION   LTD.             CO., LTD.      CO., LTD.                BANK CORP.             BANK OF CHINA
    --------------------------------------------------------------------------------------------------------------------------------
       MARKET     $3,343,795       1,872,323      1,583,645                1,384,074              1,238,737
       VALUE
    --------------------------------------------------------------------------------------------------------------------------------
       % OF NET   12.4%            6.9            5.9                      5.1                    4.6
       ASSETS
    --------------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                19.3%
    Commercial Banks                           15.6
    Wireless Telecommunication Services        13.4
    Insurance                                   8.2
    Real Estate Management & Development        4.7
    Transportation Infrastructure               4.1
    Metals & Mining                             3.5
    Diversified Telecommunication Services      3.1
    Food Products                               3.1
    Independent Power Producers & Energy
      Traders                                   2.3
    Electrical Equipment                        2.2
    Internet Software & Services                2.2
    Marine                                      1.6
    Automobiles                                 1.5
    Industrial Conglomerates                    1.5
    Construction & Engineering                  1.3
    Paper & Forest Products                     1.2
    Hotels, Restaurants & Leisure               1.1
    Media                                       1.0
    Semiconductors & Semiconductor
      Equipment                                 0.8
    Chemicals                                   0.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computers & Peripherals                     0.6%
    Construction Materials                      0.6
    Machinery                                   0.6
    Airlines                                    0.5
    Communications Equipment                    0.5
    Energy Equipment & Services                 0.5
    Multiline Retail                            0.5
    Textiles, Apparel & Luxury Goods            0.5
    Leisure Equipment & Products                0.4
    Water Utilities                             0.4
    Air Freight & Logistics                     0.3
    Road & Rail                                 0.3
    Beverages                                   0.2
    Distributors                                0.2
    IT Services                                 0.2
    Software                                    0.2
    Commercial Services & Supplies              0.1
    Health Care Equipment & Supplies            0.1
    Personal Products                           0.1
    Short-Term Investments                      0.9
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR S&P Emerging Markets ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GAZPROM     PETROLEO          COMPANHIA VALE DO     AMERICA       CHINA MOBILE,
                          OAO ADR     BRASILEIRO SA     RIO DOCE ADR          MOVIL         LTD.
                                      ADR                                     SAB DE CV
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $883,294    417,439           397,658               336,685       300,259
    ----------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.1%        2.4               2.3                   2.0           1.7
    ----------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                17.7%
    Commercial Banks                           12.5
    Metals & Mining                             9.4
    Wireless Telecommunication Services         6.6
    Diversified Telecommunication Services      3.7
    Diversified Financial Services              2.4
    Semiconductors & Semiconductor
      Equipment                                 2.0
    Industrial Conglomerates                    1.9
    Real Estate Management & Development        1.9
    Construction Materials                      1.8
    Insurance                                   1.8
    Pharmaceuticals                             1.8
    Beverages                                   1.7
    Computers & Peripherals                     1.5
    Electric Utilities                          1.5
    IT Services                                 1.5
    Food Products                               1.4
    Media                                       1.3
    Chemicals                                   1.2
    Electronic Equipment & Instruments          1.2
    Food & Staples Retailing                    1.1
    Hotels, Restaurants & Leisure               1.1
    Transportation Infrastructure               1.1
    Independent Power Producers & Energy
      Traders                                   0.9
    Multiline Retail                            0.9
    Automobiles                                 0.8
    Construction & Engineering                  0.8
    Household Durables                          0.8
    Energy Equipment & Services                 0.7
    Specialty Retail                            0.7
    Capital Markets                             0.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Paper & Forest Products                     0.5%
    Airlines                                    0.4
    Electrical Equipment                        0.4
    Engineering & Construction                  0.4
    Household Products                          0.4
    Internet Software & Services                0.4
    Marine                                      0.4
    Diversified Telecommunications
      Services                                  0.4
    Water Utilities                             0.4
    Aerospace & Defense                         0.2
    Air Freight & Logistics                     0.2
    Building Products                           0.2
    Communications Equipment                    0.2
    Machinery                                   0.2
    Software                                    0.2
    Tobacco                                     0.2
    Gas Utilities                               0.2
    Leisure Equipment & Products                0.2
    Textiles, Apparel & Luxury Goods            0.2
    Auto Manufacturers                          0.1
    Biotechnology                               0.1
    Commercial Services & Supplies              0.1
    Software                                    0.1
    Consumer Finance                            0.1
    Distributors                                0.1
    Health Care Providers & Services            0.1
    Personal Products                           0.1
    Road & Rail                                 0.1
    Trading Companies & Distributors            0.1
    Short-Term Investments                      7.5
    Other Assets & Liabilities                  1.5
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR S&P Emerging Europe ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    -----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GAZPROM     LUKOIL     SURGUTNEFTEGAZ     SBERBANK GDR        JSC MMC NORILSK
                          OAO ADR     ADR        ADR                                    NICKEL ADR
    -----------------------------------------------------------------------------------------------------------------
       MARKET VALUE                              1,045,707          704,045             454,480
                        $2,546,850  1,375,004
    -----------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    22.1%       11.9       9.1                6.1                 3.9
    -----------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                52.1%
    Commercial Banks                           18.3
    Metals & Mining                             7.2
    Electric Utilities                          5.5
    Diversified Telecommunication Services      5.4
    Media                                       1.6
    Pharmaceuticals                             1.4
    Industrial Conglomerates                    1.2
    Household Durables                          1.0
    Real Estate Management & Development        0.9
    Wireless Telecommunication Services         0.7
    Construction & Engineering                  0.6
    Beverages                                   0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Diversified Financial Services              0.5%
    Biotechnology                               0.4
    Building Products                           0.4
    Food & Staples Retailing                    0.4
    Hotels, Restaurants & Leisure               0.4
    Airlines                                    0.3
    Auto Components                             0.3
    Chemicals                                   0.3
    Software                                    0.3
    Electronic Equipment & Instrument           0.2
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR S&P Emerging Latin America ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    --------------------------------------------------------------------------------------------------------------
                   PETROLEO           COMPANHIA       AMERICA MOVIL      CEMEX SAB DE    BANCO ITAU
     DESCRIPTION   BRASILEIRO SA      VALE DO RIO     SAB DE CV          CV              HOLDING
                   ADR                DOCE ADR                                           FINANCEIRA SA
                                                                                         ADR
    --------------------------------------------------------------------------------------------------------------
       MARKET      $2,332,493         2,181,069       1,829,382          949,292         808,242
       VALUE
    --------------------------------------------------------------------------------------------------------------
       % OF NET    9.8%               9.2             7.7                4.0             3.4
       ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Metals & Mining                            18.5%
    Commercial Banks                           15.2
    Oil, Gas & Consumable Fuels                10.4
    Wireless Telecommunication Services         8.6
    Diversified Telecommunication Services      5.6
    Beverages                                   4.7
    Construction Materials                      4.0
    Food & Staples Retailing                    3.6
    Electric Utilities                          3.4
    Industrial Conglomerates                    3.1
    Paper & Forest Products                     2.5
    Media                                       2.4
    Multiline Retail                            2.1
    Household Durables                          2.0
    Independent Power Producers & Energy
      Traders                                   2.0
    Energy Equipment & Services                 1.8
    Food Products                               1.8

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Airlines                                    1.2%
    Aerospace & Defense                         1.0
    Transportation Infrastructure               1.0
    Construction & Engineering                  0.8
    Diversified Financial Services              0.8
    Household Products                          0.8
    Real Estate Management & Development        0.5
    Tobacco                                     0.4
    Building Products                           0.4
    Personal Products                           0.4
    Water Utilities                             0.4
    Chemicals                                   0.3
    Internet & Catalog Retail                   0.3
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
         SPDR S&P Emerging Middle East & Africa ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION       TEVA              MTN        FIRSTRAND, LTD.    IMPALA PLATINUM     STANDARD
                         PHARMACEUTICAL    GROUP,                        HOLDINGS, LTD.      BANK GROUP,
                         INDUSTRIES,       LTD.                                              LTD.
                         LTD.
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE      $917,768          639,798    532,086            530,813             471,731
    --------------------------------------------------------------------------------------------------------
       % OF NET ASSETS   7.4%              5.2        4.3                4.3                 3.8
    --------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Commercial Banks                           16.3%
    Metals & Mining                            15.8
    Diversified Financial Services             12.1
    Pharmaceuticals                             8.1
    Wireless Telecommunication Services         6.8
    Industrial Conglomerates                    4.7
    Oil, Gas & Consumable Fuels                 3.5
    Specialty Retail                            2.9
    Media                                       2.6
    Chemicals                                   2.4
    Diversified Telecommunication Services      2.2
    Food & Staples Retailing                    1.9
    Real Estate Management & Development        1.7
    Construction & Engineering                  1.5
    Household Durables                          1.4
    Insurance                                   1.4
    Multiline Retail                            1.4
    Capital Markets                             1.2
    Food Products                               1.2
    Communications Equipment                    1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Paper & Forest Products                     1.0%
    Construction Materials                      0.9
    Software                                    0.9
    Aerospace & Defense                         0.8
    Air Freight & Logistics                     0.8
    Health Care Providers & Services            0.8
    Electronic Equipment & Instruments          0.7
    Hotels, Restaurants & Leisure               0.7
    Electric Utilities                          0.6
    Real Estate Investment Trusts               0.6
    Tobacco                                     0.6
    Marine                                      0.4
    Internet Software & Services                0.3
    Semiconductors & Semiconductor
      Equipment                                 0.3
    Health Care Equipment & Supplies            0.2
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.3
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
       SPDR DJ Wilshire International Real Estate ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    -----------------------------------------------------------------------------------------------------------------
                   WESTFIELD    MITSUI FUDOSAN     BROOKFIELD ASSET      LAND SECURITIES    BRITISH LAND
     DESCRIPTION   GROUP        CO., LTD.          MANAGEMENT, INC.      GROUP PLC          CO. PLC
    -----------------------------------------------------------------------------------------------------------------
       MARKET                   36,570,654         28,700,898            26,377,648         22,217,172
       VALUE     $39,553,208
    -----------------------------------------------------------------------------------------------------------------
       % OF NET    6.5%         6.0                4.7                   4.3                3.7
       ASSETS
    -----------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Management & Development       36.8%
    Retail REIT'S                              27.8
    Diversified REIT's                         17.0
    Office REIT's                              11.0
    Industrial REIT's                           5.4
    Residential REIT's                          1.0
    Specialized REIT's                          0.2
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.7
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
      SPDR FTSE/Macquarie Global Infrastructure 100 ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    -------------------------------------------------------------------------------------------------
       DESCRIPTION        E.ON AG      SUEZ SA     ENDESA SA     ENEL SPA     EXELON CORP.
    -------------------------------------------------------------------------------------------------
       MARKET VALUE       $968,172     724,139     618,330       533,040      490,383
    -------------------------------------------------------------------------------------------------
       % OF NET ASSETS    6.0%         4.5         3.8           3.3          3.0
    -------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Electric Utilities                         50.0%
    Multi-Utilities                            26.1
    Oil, Gas & Consumable Fuels                 6.0
    Independent Power Producers & Energy
      Traders                                   5.5
    Gas Utilities                               4.6
    Transportation Infrastructure               2.4
    Water Utilities                             1.9
    Wireless Telecommunication Services         1.6
    Road & Rail                                 1.3
    Commercial Services & Supplies              0.2
    Short-Term Investments                      0.3
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                  SPDR MSCI ACWI ex-US ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    ----------------------------------------------------------------------------------------------------------
                  BP PLC           HSBC HOLDINGS     TOYOTA MOTOR     GLAXOSMITHKLINE     NESTLE SA
    DESCRIPTION                    PLC               CORP.            PLC
    ----------------------------------------------------------------------------------------------------------
       MARKET     $578,349         512,029           498,751          431,989             414,016
       VALUE
    ----------------------------------------------------------------------------------------------------------
       % OF NET   1.3%             1.1               1.1              1.0                 0.9
       ASSETS
    ----------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Commercial Banks                           16.3%
    Oil, Gas & Consumable Fuels                10.0
    Metals & Mining                             5.5
    Diversified Telecommunication Series        5.2
    Insurance                                   4.6
    Pharmaceuticals                             4.2
    Food & Staples Retailing                    3.9
    Diversified Financial Services              3.6
    Automobiles                                 3.1
    Real Estate Management & Development        3.0
    Electric Utilities                          2.6
    Chemicals                                   2.5
    Media                                       2.0
    Semiconductors & Semiconductor
      Equipment                                 1.7
    Electronic Equipment & Instruments          1.6
    Beverages                                   1.5
    Transportation                              1.4
    Industrial Conglomerates                    1.4
    Wireless Telecommunication Services         1.3
    Health Care Equipment & Supplies            1.3
    Multi-Utilities                             1.2
    Construction Materials                      1.1
    Construction & Engineering                  1.1
    Machinery                                   1.1
    Household Durables                          1.0
    Road & Rail                                 1.0
    Diversified Consumer Services               1.0
    Capital Markets                             1.0
    Hotels, Restaurants & Leisure               1.0
    Textiles, Apparel & Luxury Goods            0.9
    Tobacco                                     0.8
    Trading Companies & Distributors            0.8
    Specialty Retail                            0.7
    IT Services                                 0.6
    Aerospace & Defense                         0.5
    Auto Components                             0.5
    Marine                                      0.5
    Software                                    0.4
    Distributors                                0.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Electronics                                 0.4%
    Food Products                               0.4
    Health Care Providers & Services            0.4
    Transportation Infrastructure               0.4
    Auto Components                             0.3
    Building Products                           0.3
    Computers & Peripherals                     0.3
    Consumer Finance                            0.3
    Forest Products & Paper                     0.3
    Gas Utilities                               0.3
    Independent Power Producers & Energy
      Traders                                   0.3
    Leisure Equipment & Products                0.3
    Water Utilities                             0.3
    Air Freight & Logistics                     0.2
    Airlines                                    0.2
    Building Products                           0.2
    Commercial Services & Supplies              0.2
    Communications Equipment                    0.2
    Construction & Engineering                  0.2
    Electrical Component & Equipment            0.2
    Electrical Equipment                        0.2
    Industrial Goods & Services                 0.2
    Personal Products                           0.2
    Multiline Retail                            0.2
    Biotechnology                               0.1
    Computers & Peripherals                     0.1
    Containers & Packaging                      0.1
    Energy Equipment & Services                 0.1
    Household Products                          0.1
    Internet Software & Services                0.1
    Life Sciences Tools & Services              0.1
    Oil & Gas                                   0.1
    Real Estate Investment Trust                0.1
    Internet & Catalog Retail                   0.1
    Capital Markets                             0.1
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR Russell/Nomura PRIME Japan ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    -------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        TOYOTA MOTOR    MITSUBISHI UFJ            CANON, INC.     TAKEDA PHARMACEUTICAL     SONY CORP.
                          CORP.           FINANCIAL GROUP, INC.                     CO., LTD.
    -------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $10,555,421     7,569,426                 5,551,744       4,579,735                 4,520,643
    -------------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.9%            2.8                       2.0             1.7                       1.7
    -------------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Commercial Banks                            9.8%
    Electronic Equipment & Instruments          7.1
    Automobiles                                 7.0
    Household Durables                          5.1
    Machinery                                   4.8
    Pharmaceuticals                             4.5
    Metals & Mining                             4.3
    Chemicals                                   4.2
    Electric Utilities                          3.8
    Trading Companies & Distributors            3.5
    Road & Rail                                 3.1
    Real Estate Management & Development        2.9
    Capital Markets                             2.7
    Auto Components                             2.6
    Insurance                                   2.4
    Consumer Finance                            1.9
    IT Services                                 1.8
    Diversified Telecommunication Services      1.5
    Computers & Peripherals                     1.4
    Food & Staples Retailing                    1.4
    Leisure Equipment & Products                1.4
    Oil, Gas & Consumable Fuels                 1.4
    Specialty Retail                            1.4
    Wireless Telecommunication Services         1.4
    Electrical Equipment                        1.3
    Semiconductors & Semiconductor
      Equipment                                 1.3
    Software                                    1.3
    Construction & Engineering                  1.2
    Commercial Services & Supplies              1.1
    Food Products                               1.0
    Media                                       1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Building Products                           0.9%
    Beverages                                   0.8
    Textiles, Apparel & Luxury Goods            0.7
    Tobacco                                     0.7
    Household Products                          0.6
    Marine                                      0.6
    Multiline Retail                            0.6
    Gas Utilities                               0.5
    Office Electronics                          0.5
    Industrial Conglomerates                    0.4
    Airlines                                    0.3
    Health Care Equipment & Supplies            0.3
    Health Care Providers & Services            0.3
    Independent Power Producers & Energy
      Traders                                   0.3
    Paper & Forest Products                     0.3
    Personal Products                           0.3
    Transportation Infrastructure               0.3
    Air Freight & Logistics                     0.2
    Diversified Financial Services              0.2
    Hotels, Restaurants & Leisure               0.2
    Internet Software & Services                0.2
    Communications Equipment                    0.1
    Construction Materials                      0.1
    Containers & Packaging                      0.1
    Distributors                                0.1
    Diversified Consumer Services               0.1
    Internet & Catalog Retail                   0.1
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.5
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
           SPDR Russell/Nomura Small Cap Japan ETF--PORTFOLIO SUMMARY

      TOP FIVE HOLDINGS AS OF MARCH 31, 2007

    ----------------------------------------------------------------------------------------------------------------------------
                   MITSUMI ELECTRIC     MATSUZAKAYA            TOKAI TOKYO              TOKAI CARBON     MEITEC CORP.
     DESCRIPTION   CO., LTD.            HOLDINGS CO., LTD.     SECURITIES CO., LTD.     CO., LTD.
    ----------------------------------------------------------------------------------------------------------------------------
       MARKET      $1,190,957           1,075,481              1,059,536                973,836          960,467
       VALUE
    ----------------------------------------------------------------------------------------------------------------------------
       % OF NET    0.8%                 0.7                    0.7                      0.6              0.6
       ASSETS
    ----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Machinery                                   7.8%
    Commercial Banks                            7.7
    Electronic Equipment & Instruments          5.9
    Chemicals                                   5.2
    Food Products                               4.6
    Commercial Services & Supplies              4.1
    Auto Components                             4.0
    Specialty Retail                            4.0
    Real Estate Management & Development        3.9
    Building Products                           3.6
    Metals & Mining                             2.8
    Capital Markets                             2.6
    Hotels, Restaurants & Leisure               2.6
    Textiles, Apparel & Luxury Goods            2.5
    Trading Companies & Distributors            2.4
    Household Durables                          2.3
    Construction & Engineering                  2.2
    Pharmaceuticals                             2.0
    Health Care Equipment & Supplies            1.8
    Diversified Financial Services              1.7
    Media                                       1.6
    Multiline Retail                            1.6
    Consumer Finance                            1.5
    Electrical Equipment                        1.5
    Food & Staples Retailing                    1.5
    IT Services                                 1.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Transportation Infrastructure               1.5%
    Communications Equipment                    1.4
    Software                                    1.3
    Computers & Peripherals                     1.1
    Oil, Gas & Consumable Fuels                 1.1
    Personal Products                           1.1
    Semiconductors & Semiconductor
      Equipment                                 1.1
    Beverages                                   1.0
    Road & Rail                                 0.9
    Leisure Equipment & Products                0.8
    Containers & Packaging                      0.7
    Internet Software & Services                0.7
    Distributors                                0.6
    Internet & Catalog Retail                   0.5
    Gas Utilities                               0.4
    Marine                                      0.4
    Diversified Telecommunication Services      0.3
    Industrial Conglomerates                    0.3
    Office Electronics                          0.3
    Biotechnology                               0.2
    Insurance                                   0.2
    Diversified Consumer Services               0.1
    Short-Term Investments                      0.5
    Other Assets & Liabilities                  0.6
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----


COMMON STOCKS -- 99.5%
FINLAND -- 2.1%
Nokia Oyj.....................     152,342   $ $3,494,073
                                             ------------
FRANCE -- 12.5%
AXA...........................      66,607      2,814,193
BNP Paribas SA................      32,585      3,391,533
Carrefour SA..................      20,221      1,473,716
France Telecom SA.............      65,437      1,722,095
Societe Generale..............      17,156      2,954,450
Suez SA.......................      42,958      2,257,607
Total SA......................      84,272      5,883,772
                                             ------------
TOTAL FRANCE..................                 20,497,366
                                             ------------
GERMANY -- 12.8%
Allianz AG....................      16,045      3,282,985
BASF AG (a)...................      18,641      2,091,321
DaimlerChrysler AG (a)........      35,491      2,900,773
Deutsche Bank AG..............      19,545      2,623,588
Deutsche Telekom AG...........     111,317      1,834,464
E.ON AG.......................      25,744      3,487,912
SAP AG........................      33,138      1,472,006
Siemens AG....................      31,223      3,325,832
                                             ------------
TOTAL GERMANY.................                 21,018,881
                                             ------------
ITALY -- 5.1%
Assicurazioni Generali SpA....      40,867      1,732,100
Eni SpA.......................      92,658      3,004,604
UniCredito Italiano SpA.......     387,575      3,675,934
                                             ------------
TOTAL ITALY...................                  8,412,638
                                             ------------
NETHERLANDS -- 7.3%
ABN AMRO Holding NV...........      70,905      3,041,091
Fortis........................      48,474      2,205,505
ING Groep NV..................      77,620      3,270,201
Koninklijke (Royal) Philips
  Electronics NV..............      42,763      1,627,457
Unilever NV...................      63,655      1,847,209
                                             ------------
TOTAL NETHERLANDS.............                 11,991,463
                                             ------------
SPAIN -- 6.7%
Banco Bilbao Vizcaya
  Argentaria SA...............     131,894      3,226,990
Banco Santander Central
  Hispano SA..................     232,661      4,137,682
Telefonica SA.................     160,481      3,524,802
                                             ------------
TOTAL SPAIN...................                 10,889,474
                                             ------------
SWEDEN -- 1.2%
Telefonaktiebolaget LM
  Ericsson (Class B)..........     550,356      2,015,956
                                             ------------
SWITZERLAND -- 13.9%
Credit Suisse Group...........      39,537      2,824,071
Nestle SA.....................      14,895      5,774,131
Novartis AG...................      92,584      5,285,964
Roche Holding AG..............      26,140      4,603,621
UBS AG........................      70,777      4,185,861
                                             ------------
TOTAL SWITZERLAND.............                 22,673,648
                                             ------------
UNITED KINGDOM -- 37.9%
Anglo American Capital PLC....      57,238      3,005,300
AstraZeneca PLC...............      56,896      3,050,951
Aviva PLC.....................      95,469      1,401,552
Barclays PLC..................     243,149      3,438,450
BHP Billiton PLC..............      89,314      1,984,744
BP PLC........................     720,852      7,804,412
BT Group PLC..................     320,763      1,910,978
Diageo PLC....................     100,245      2,024,157
GlaxoSmithKline PLC...........     203,138      5,565,992
HBOS PLC......................     140,227      2,879,608
HSBC Holdings PLC.............     430,758      7,515,092
Lloyds TSB Group PLC..........     209,147      2,297,178
Rio Tinto PLC.................      37,490      2,133,870
Royal Bank of Scotland Group
  PLC.........................     117,479      4,571,481
Royal Dutch Shell PLC (Class
  A)..........................     136,966      4,539,826
Tesco PLC.....................     294,399      2,565,186
Vodafone Group................   1,963,275      5,217,656
                                             ------------
TOTAL UNITED KINGDOM..........                 61,906,433
                                             ------------
TOTAL COMMON STOCKS  --  (Cost
  $157,978,245)...............                162,899,932
                                             ------------
SHORT TERM INVESTMENTS -- 1.6%
UNITED STATES -- 1.6%
MONEY MARKET FUNDS -- 1.6%
AIM Short Term Investment
  Class Prime Fund (Cost
  $17,730)....................      17,730         17,730
UBS Private Money Market Fund,
  LLC (Cost $2,585,610) (b)...   2,585,610      2,585,610
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --  (Cost
  $2,603,340).................                  2,603,340
                                             ------------
TOTAL INVESTMENTS -- 101.1%
  (Cost $160,581,585).........                165,503,272
OTHER ASSETS AND
  LIABILITIES -- (1.1)%.......                 (1,812,450)
                                             ------------
NET ASSETS -- 100.0%..........               $163,690,822
                                             ============




(a) Security, or portion thereof, was on loan at March 31, 2007.
(b) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                   SHARES              VALUE
--------------------                   ------              -----


COMMON STOCKS -- 99.9%
FINLAND -- 3.2%
Nokia Oyj.....................          538,838        $$12,358,637
                                                       ------------
FRANCE -- 32.7%
Alcatel SA*...................          303,276           3,556,649
AXA (a).......................          236,119           9,976,195
BNP Paribas SA (a)............          115,456          12,016,965
Carrefour SA (a)..............           71,548           5,214,452
Compagnie de Saint-Gobain.....           48,487           4,722,647
Credit Agricole SA (a)........           98,027           3,808,964
France Telecom SA (a).........          231,579           6,094,427
Groupe Danone.................           31,615           5,146,912
L'Air Liquide SA..............           15,958           3,876,755
L'Oreal SA....................           34,488           3,752,119
Lafarge SA....................           19,502           3,055,243
LVMH Moet Hennessy Louis
  Vuitton SA..................           33,821           3,738,980
Renault SA....................           26,243           3,058,417
Sanofi-Aventis................          136,576          11,835,387
Societe Generale (a)..........           60,718          10,456,302
Suez SA (a)...................          151,952           7,985,657
Total SA......................          298,440          20,836,732
Vivendi Universal SA..........          152,245           6,164,947
                                                       ------------
TOTAL FRANCE..................                          125,297,750
                                                       ------------
GERMANY -- 24.1%
Allianz AG (a)................           56,866          11,635,415
BASF AG (a)...................           65,992           7,403,599
Bayer AG (a)..................          100,576           6,404,904
DaimlerChrysler AG (a)........          125,551          10,261,613
Deutsche Bank AG (a)..........           69,139           9,280,749
Deutsche Telekom AG (a).......          394,516           6,501,482
E.ON AG (a)...................           91,057          12,336,809
Muenchener Rueckversicherungs-
  Gesellschaft AG.............           30,209           5,091,332
RWE AG (a)....................           61,226           6,454,065
SAP AG (a)....................          117,182           5,205,281
Siemens AG....................          110,456          11,765,623
                                                       ------------
TOTAL GERMANY.................                           92,340,872
                                                       ------------
IRELAND -- 0.9%
Allied Irish Banks PLC........          120,616           3,564,388
                                                       ------------
ITALY -- 12.9%
Assicurazioni Generali SpA
  (a).........................          144,881           6,140,611
Enel SpA......................          551,226           5,877,455
Eni SpA.......................          327,761          10,628,247
Intesa Sanpaolo SpA...........        1,274,599           9,645,641
Telecom Italia SpA............        1,440,926           4,095,120
UniCredito Italiano SpA.......        1,370,980          13,002,985
                                                       ------------
TOTAL ITALY...................                           49,390,059
                                                       ------------
NETHERLANDS -- 12.7%
ABN AMRO Holding NV...........          251,290          10,777,743
Aegon NV......................          190,389           3,781,271
Fortis (a)....................          171,826           7,817,862
ING Groep NV..................          275,047          11,587,979
Koninklijke (Royal) Philips
  Electronics NV (a)..........          150,380           5,723,100
Koninklijke Ahold NV*.........          204,232           2,378,805
Unilever NV...................          225,192           6,534,864
                                                       ------------
TOTAL NETHERLANDS.............                           48,601,624
                                                       ------------
SPAIN -- 13.4%
Banco Bilbao Vizcaya
  Argentaria SA...............          467,378          11,435,123
Banco Santander Central
  Hispano SA..................          822,961          14,635,676
Endesa SA (a).................           82,290           4,434,194
Iberdrola SA (a)..............           94,703           4,461,402
Repsol YPF SA.................          111,914           3,760,113
Telefonica SA.................          567,630          12,467,413
                                                       ------------
TOTAL SPAIN...................                           51,193,921
                                                       ------------
TOTAL COMMON STOCKS  -- (Cost
  $328,728,218)...............                          382,747,251
                                                       ------------
SHORT TERM INVESTMENTS -- 15.3%
UNITED STATES -- 15.3%
MONEY MARKET FUNDS -- 15.3%
AIM Short Term Investment
  Class Prime Fund (Cost
  $22,227)....................           22,227              22,227
UBS Private Money Market Fund,
  LLC (Cost $58,398,479) (b)..       58,398,479          58,398,479
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $58,420,706)..........                           58,420,706
                                                       ------------
TOTAL INVESTMENTS -- 115.2%
  (Cost $387,148,924).........                          441,167,957
OTHER ASSETS AND
  LIABILITIES -- (15.2)%......                          (58,105,173)
                                                       ------------
NET ASSETS -- 100.0%..........                         $383,062,784
                                                       ============




 *  Non-income producing security
(a) Security, or portion thereof, was on loan at March 31, 2007.
(b) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----


COMMON STOCKS -- 100.0%
CHINA -- 30.5%
Agile Property Holdings, Ltd. ..    88,188   $   $86,334
Air China, Ltd. ................    75,414        52,211
Aluminum Corp. of China, Ltd. ..    80,304        82,727
Angang Steel Co., Ltd. .........    29,709        51,554
Anhui Conch Cement Co., Ltd. ...    15,750        56,133
Baidu.com ADR*..................       636        61,406
Bank of China, Ltd.*............   341,382       169,943
Bank of Communications Co.,
  Ltd. .........................   105,723       108,777
China Construction Bank Corp.
  (a) ..........................   513,768       293,234
China Life Insurance Co.,
  Ltd. .........................   115,708       333,164
China Mengniu Dairy Co., Ltd. ..    24,390        69,759
China Merchants Bank Co.,
  Ltd.*.........................    45,669        92,223
China Merchants Holdings
  International Co., Ltd. ......    24,282       102,544
China Mobile, Ltd. .............    74,136       674,600
China Oilfield Services, Ltd. ..   112,557        90,602
China Overseas Land &
  Investment, Ltd. .............    71,043        89,369
China Petroleum & Chemical
  Corp. ........................   291,462       246,545
China Resources Enterprise......    28,746        95,829
China Shenhua Energy Co.,
  Ltd. .........................    59,556       144,046
China Shipping Container Lines
  Co., Ltd. ....................   206,316        80,264
China Shipping Development Co.,
  Ltd. .........................    49,215        75,074
China Telecom Corp., Ltd. ......   285,930       140,143
China Unicom, Ltd. .............    62,172        89,587
CNOOC, Ltd. ....................   283,470       248,491
COSCO Holdings..................    62,289        60,980
COSCO Pacific, Ltd. ............    35,331        87,533
Ctrip.com International, Ltd.
  ADR ..........................       936        62,698
Denway Motors, Ltd. ............   140,205        61,183
Dongfeng Motor Group Co.,
  Ltd.*.........................   104,763        57,112
Focus Media Holding, Ltd. ADR*..       855        67,083
Guangzhou R&F Properties Co.,
  Ltd. .........................    43,776        97,252
Huaneng Power International,
  Inc. .........................    98,472        85,439
Industrial & Commercial Bank of
  China*........................   456,180       255,696
Jiangsu Express.................    90,060        70,303
Jiangxi Copper Co., Ltd. .......    43,578        52,700
Lenovo Group, Ltd. .............   143,703        52,595
Maanshan Iron & Steel...........    70,971        46,410
NetEase.com ADR*................     2,631        46,674
PetroChina Co., Ltd. ...........   341,379       404,539
Ping An Insurance Group Co. of
  China, Ltd. ..................    21,864       107,162
Semiconductor Manufacturing
  International Corp.*..........   534,837        73,235
Shanghai Electric Group Co.,
  Ltd. .........................   127,179        59,405
SINA Corp.*.....................     1,059        35,593
Sinopec Shanghai Petrochemical
  Co., Ltd. ....................    93,252        48,689
Suntech Power Holdings Co., Ltd.
  ADR*..........................     2,019        69,878
Tencent Holdings, Ltd. .........    15,594        50,887
Tingyi Cayman Islands Holding
  Corp. ........................    46,383        44,696
Yanzhou Coal Mining Co., Ltd. ..    54,882        52,534
Zijin Mining Group Co., Ltd. ...    95,790        55,776
                                             -----------
TOTAL CHINA.....................               5,640,611
                                             -----------

INDIA -- 17.1%
Apollo Hospitals Enterprise,
  Ltd...........................     5,025        57,464
Bharat Heavy Electricals,
  Ltd. .........................     1,686        87,514
Bharti Airtel, Ltd.*............    16,005       280,313
Cipla, Ltd. ....................    13,374        72,801
HDFC Bank, Ltd. ................     4,323        94,098
Hero Honda Motors, Ltd. ........     4,854        77,727
Hindustan Lever, Ltd. ..........    24,768       116,817
Hindustan Zinc, Ltd. ...........     2,859        37,302
Housing Development Finance
  Corp., Ltd. ..................     4,194       146,194
ICICI Bank, Ltd. ADR............     4,005       147,184
Indiabulls Financial Services,
  Ltd. .........................     5,046        48,991
Indian Hotels Co., Ltd. ........    23,835        79,240
Infosys Technologies, Ltd. ADR..     6,576       330,444
ITC, Ltd. GDR...................    22,281        76,869
Larsen & Toubro, Ltd. GDR.......     2,508        91,542
Mahindra & Mahindra, Ltd. GDR ..     3,918        70,202
Oil & Natural Gas Corp., Ltd. ..     6,408       129,737
Reliance Communications, Ltd.*..    15,060       144,970
Reliance Energy, Ltd. ..........     5,463        62,844
Reliance Industries, Ltd. GDR
  (a)...........................     5,754       361,351
Satyam Computer Services, Ltd.
  ADR...........................     4,818       109,369
Siemens India, Ltd. ............     2,526        63,346
Steel Authority of India,
  Ltd. .........................    17,214        45,406
Sterlite Industries India,
  Ltd. .........................     3,297        35,500
Suzlon Energy, Ltd. ............     2,040        46,934
Tata Consultancy Services,
  Ltd. .........................     3,420        97,135
Tata Motors, Ltd. ..............     4,773        79,669
Unitech, Ltd. ..................     4,428        39,309
Wipro, Ltd. ADR.................     5,214        82,120
Zee Entertainment Enterprises,
  Ltd. .........................     9,333        54,111
                                             -----------
TOTAL INDIA.....................               3,166,503
                                             -----------
INDONESIA -- 3.0%
Astra International Tbk PT......    53,220        76,987
Bank Central Asia Tbk PT........   164,148        91,743
Bank Rakyat Indonesia PT........   156,648        86,693
Bumi Resources Tbk PT...........   271,464        39,567
Indosat Tbk PT..................   116,748        79,964
Perusahaan Gas Negara PT........    46,128        47,265
Telekomunikasi Indonesia Tbk
  PT............................   122,094       131,795
                                             -----------
TOTAL INDONESIA.................                 554,014
                                             -----------
MALAYSIA -- 9.1%
Bintulu Port Holdings Bhd.......   100,706       142,721
Bursa Malaysia Bhd..............    19,807        63,589
Carlsberg Brewery Bhd...........   137,603       214,911
Genting Bhd.....................    11,800       135,662
IJM Corp Bhd....................    46,100       115,333
IOI Corp Bhd....................    16,400       104,827
Lingkaran Trans Kota Holdings
  Bhd...........................   132,300       114,029
Magnum Corp. Bhd................   143,958       135,735
Malaysian Airline System Bhd*...    48,100        79,993
Malaysian Plantations Bhd*......   105,100        87,241
Naim Cendera Holding Bhd........    79,013        91,410
Sarawake Energy Bhd.............   124,866        74,035
Star Publications Malaysia Bhd..   139,700       130,912
Tan Chong Motor Holdings Bhd....   311,500       109,014
Uchi Technologies Bhd...........   100,300        91,670
                                             -----------
TOTAL MALAYSIA..................               1,691,082
                                             -----------
PHILIPPINES -- 1.0%
Ayala Land, Inc. ...............   277,632        94,942
Philippine Long Distance
  Telephone Co. ................     1,734        90,743
                                             -----------
TOTAL PHILIPPINES...............                 185,685
                                             -----------


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----

TAIWAN -- 36.1%
Acer, Inc. .....................    54,000   $   103,620
Advanced Semiconductor
  Engineering, Inc.*............    86,000       102,003
ASE Test, Ltd.*.................   391,000        61,441
Asia Cement Corp. ..............    66,000        63,822
Asustek Computer, Inc. .........    57,000       134,353
Au Optronics Corp. PCL..........    11,754       168,028
Catcher Technology Co., Ltd. ...     7,000        54,998
Cathay Financial Holding Co.,
  Ltd. .........................    89,000       184,767
Chang Hwa Commercial Bank*......   133,000        80,181
Chi Mei Optoelectronics Corp
  GDR...........................    16,260       166,015
China Development Financial
  Holding Corp. ................   257,000       114,552
China Steel Chemicals...........    68,000       125,347
China Steel Corp. ..............   150,000       169,074
Chinatrust Financial Holding
  Co., Ltd. ....................   165,000       128,891
Chunghwa Picture Tubes, Ltd.*...   281,000        53,751
Chunghwa Telecom Co., Ltd. .....    60,000       116,221
Compal Electronics, Inc. .......   117,000        98,997
Delta Electronics, Inc. ........    33,000       106,703
Epistar Corp. ..................    12,000        43,878
Everlight Electronics Co.,
  Ltd. .........................    12,000        46,779
Far Eastern Textile Co., Ltd. ..   105,000        90,430
First Financial Holding Co.,
  Ltd. .........................   126,000        88,336
Formosa Chemicals & Fibre
  Corp. ........................    59,000       113,215
Formosa Plastics Corp. .........    87,000       165,103
Foxconn Technology Co., Ltd. ...    10,000       113,471
Fubon Financial Holding Co.,
  Ltd. .........................   122,000       109,863
High Tech Computer Corp. .......     8,000       123,293
Hon Hai Precision Industry Co.,
  Ltd. .........................    69,000       462,891
Hua Nan Financial Holdings Co.,
  Ltd. .........................   113,000        84,685
King Yuan Electronics Co.,
  Ltd. .........................    49,000        40,942
Largan Precision Co., Ltd. .....     3,000        43,651
Lite-On Technology Corp. .......    71,000        91,722
Macronix International*.........   108,000        44,712
MediaTek, Inc. .................    17,000       195,213
Mega Financial Holding Co.,
  Ltd. .........................   154,000       100,520
Motech Industries, Inc. ........     3,000        41,793
Nan Ya Plastics Corp. ..........    93,000       174,241
Novatek Microelectronics Corp.,
  Ltd. .........................    12,000        51,855
Phoenixtec Power Co., Ltd. .....   100,000        94,283
Polaris Securities Co., Ltd.*...   181,000        80,130
Powerchip Semiconductor Corp. ..   134,000        80,176
Powertech Technology, Inc. .....    17,000        65,756
ProMOS Technologies, Inc.*......   139,000        53,975
Quanta Computer, Inc. ..........    76,000       115,980
Realtek Semiconductor Corp. ....    33,000        72,498
Shin Kong Financial Holding Co.,
  Ltd. .........................    79,000        70,067
Siliconware Precision Industries
  Co. ..........................    55,000       103,046
SinoPac Financial Holdings Co.,
  Ltd. .........................   196,000        90,028
Tainan Enterprises..............    83,000       126,411
Taishin Financial Holdings Co.,
  Ltd.*.........................   157,000        80,654
Taiwan Cement Corp. ............    91,000        76,722
Taiwan Semiconductor
  Manufacturing Co., Ltd. ......    61,888       665,296
Tatung Co., Ltd.*...............   134,000        56,690
Tripod Technology Corp. ........    17,000        69,866
Uni-President Enterprises
  Corp. ........................    86,000        82,382
United Microelectronics Corp. ..    60,726       193,109
Via Technologies, Inc.*.........    43,000        45,609
Walsin Lihwa Corp.*.............   125,000        64,026
Wistron Corp. ..................    41,000        62,196
Yageo Corp.*....................   154,000        62,825
                                             -----------
TOTAL TAIWAN....................               6,671,082
                                             -----------
THAILAND -- 3.2%
Advanced Info Service PCL.......    33,777        64,640
Bangkok Expressway PCL..........   127,593        84,187
Electricity Generating PCL......    27,096        75,847
IRPC PCL .......................   215,343        36,906
Kasikornbank PCL................    47,298        87,814
PTT Exploration & Production
  PCL...........................    28,827        74,106
PTT PCL.........................    18,012       107,012
Thai Oil PCL....................    33,693        56,299
                                             -----------
TOTAL THAILAND..................                 586,811
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $18,240,137)............              18,495,788
                                             -----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $34,514).....    34,514        34,514
                                             -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $18,274,651)............              18,530,302
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.........                 (34,555)
                                             -----------
NET ASSETS -- 100.0%............             $18,495,747
                                             ===========




 *  Non-income producing security
(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 3.5% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----


COMMON STOCKS -- 99.1%
CHINA -- 99.1%
AIR FREIGHT & LOGISTICS -- 0.3%
Sinotrans, Ltd. ...............     185,000        74,102
                                              -----------
AIRLINES -- 0.5%
Air China, Ltd. ...............     180,000       124,618
                                              -----------
AUTOMOBILES -- 1.5%
Brilliance China Automotive
  Holdings, Ltd.*..............     220,000        53,492
Denway Motors, Ltd. ...........     410,000       178,917
Dongfeng Motor Group Co.,
  Ltd.*........................     240,000       130,838
Great Wall Motor Co., Ltd.*....      30,000        44,227
                                              -----------
                                                  407,474
                                              -----------
BEVERAGES -- 0.2%
Tsingtao Brewery Co., Ltd. ....      30,000        50,446
                                              -----------
CHEMICALS -- 0.6%
China Bluechemical, Ltd.*......     150,000        65,649
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................     200,000       104,425
                                              -----------
                                                  170,074
                                              -----------
COMMERCIAL BANKS -- 15.6%
Bank of China, Ltd.*...........   1,645,000       818,895
Bank of Communications Co.,
  Ltd. ........................     390,000       401,267
China Construction Bank
  Corp.*(a)....................   2,425,000     1,384,074
China Merchants Bank Co.,
  Ltd.*........................     180,000       363,490
Industrial & Commercial Bank of
  China*.......................   2,210,000     1,238,737
                                              -----------
                                                4,206,463
                                              -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Bio-Treat Technology, Ltd. ....      70,000        38,725
                                              -----------
COMMUNICATIONS EQUIPMENT -- 0.5%
AAC Acoustic Technology
  Holdings, Inc.*..............      60,000        56,896
ZTE Corp. .....................      14,000        65,483
                                              -----------
                                                  122,379
                                              -----------
COMPUTERS & PERIPHERALS -- 0.6%
Lenovo Group, Ltd. ............     270,000        98,820
TPV Technology, Ltd. ..........     110,000        70,384
                                              -----------
                                                  169,204
                                              -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Baoye Group Co., Ltd.*.........      20,000        32,812
China Communications
  Construction Co., Ltd.*......     262,020       315,862
                                              -----------
                                                  348,674
                                              -----------
CONSTRUCTION MATERIALS -- 0.6%
Anhui Conch Cement Co., Ltd. ..      30,000       106,920
China National Building
  Material Co., Ltd. ..........      70,000        61,810
                                              -----------
                                                  168,730
                                              -----------
DISTRIBUTORS -- 0.2%
Xinyu Hengdeli Hodings, Ltd. ..     145,135        60,734
                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
China Communications Services
  Corp., Ltd.*.................      97,305        65,873
China Netcom Group Corp.,
  Ltd. -- Hong Kong............     100,000       261,701
China Telecom Corp., Ltd. .....   1,030,000       504,834
                                              -----------
                                                  832,408
                                              -----------
ELECTRICAL EQUIPMENT -- 2.2%
Byd Co., Ltd.*.................      12,500        61,746
Dongfang Electrical Machinery
  Co., Ltd. ...................      10,000        41,591
Harbin Power Equipment.........      50,000        56,371
Shanghai Electric Group Co.,
  Ltd. ........................     270,000       126,116
Suntech Power Holdings Co.,
  Ltd. ADR*....................       9,000       311,490
                                              -----------
                                                  597,314
                                              -----------
ENERGY EQUIPMENT & SERVICES -- 0.5%
China Oilfield Services,
  Ltd.*........................     160,000       128,790
                                              -----------
FOOD PRODUCTS -- 3.1%
Celestial NutriFoods*..........      40,000        41,359
Chaoda Modern Agriculture......     130,000        91,167
China Foods, Ltd. .............      58,205        43,574
China Huiyuan Juice Group,
  Ltd.*(a).....................      52,760        64,277
China Mengniu Dairy Co.,
  Ltd. ........................      70,000       200,211
China Milk Products Group,
  Ltd.*........................      60,000        49,789
China Yurun Food Group, Ltd. ..      55,000        59,897
People's Food Holdings, Ltd. ..      60,000        59,273
Pine Agritech, Ltd. ...........     120,000        50,975
Synear Food Holdings, Ltd.*....      40,000        52,687
Tingyi Holding Corp. -- Cayman
  Islands......................     140,000       134,907
                                              -----------
                                                  848,116
                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
China Medical Technologies,
  Inc. ADR*....................       1,760        40,603
                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
China Travel International
  Investment Hong Kong, Ltd. ..     200,000        93,419
Ctrip.com International, Ltd.
  ADR..........................       2,155       144,353
FU JI Food and Catering
  Services Holdings, Ltd. .....      15,000        47,125
                                              -----------
                                                  284,897
                                              -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.3%
China Power International
  Development, Ltd. ...........     175,000        84,877
China Resources Power Holdings
  Co. .........................      80,000       122,443
Datang International Power
  Generation Co., Ltd. ........     130,000       123,607
Huadian Power International
  Co.*.........................     160,000        57,536
Huaneng Power International,
  Inc. ........................     260,000       225,588
                                              -----------
                                                  614,051
                                              -----------
INDUSTRIAL CONGLOMERATES -- 1.5%
China Resources Enterprise.....      90,000       300,029
Shanghai Industrial Holdings,
  Ltd. ........................      40,000        92,344
                                              -----------
                                                  392,373
                                              -----------
INSURANCE -- 8.2%
China Insurance International
  Holdings Co., Ltd.*..........      50,000        59,955
China Life Insurance Co.,
  Ltd. ........................     550,000     1,583,645
PICC Property & Casualty Co.,
  Ltd.*........................     180,000       103,196
Ping An Insurance Group Co. of
  China, Ltd. .................      97,500       477,877
                                              -----------
                                                2,224,673
                                              -----------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----

INTERNET SOFTWARE & SERVICES -- 2.2%
Baidu.com ADR*.................       1,370       132,273
NetEase.com ADR*...............       9,770       173,320
SINA Corp.*....................       3,135       105,367
Sohu.com, Inc.*................       2,120        45,432
Tencent Holdings, Ltd. ........      45,000       146,847
                                              -----------
                                                  603,239
                                              -----------
IT SERVICES -- 0.2%
Travelsky Technology, Ltd.*....      35,000        61,631
                                              -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Li Ning Co., Ltd. .............      50,000        99,050
                                              -----------
MACHINERY -- 0.6%
China Infrastructure Machinery
  Holdings, Ltd. ..............      25,430        49,856
Guangzhou Shipyard
  International Co., Ltd.*.....      10,000        31,545
Shanghai Prime Machinery Co.,
  Ltd.*........................      90,000        41,117
Weichai Power Co., Ltd. .......      10,000        51,957
                                              -----------
                                                  174,475
                                              -----------
MARINE -- 1.6%
China Shipping Container Lines
  Co., Ltd. ...................     215,000        83,642
China Shipping Development Co.,
  Ltd.*........................     110,000       167,796
COSCO Holdings.................     182,500       178,664
                                              -----------
                                                  430,102
                                              -----------
MEDIA -- 1.0%
Focus Media Holding, Ltd.
  ADR*.........................       3,215       252,249
Xinhua Finance, Ltd.*..........          50        31,294
                                              -----------
                                                  283,543
                                              -----------
METALS & MINING -- 3.5%
Aluminum Corp. of China,
  Ltd. ........................     300,000       309,051
Angang Steel Co., Ltd. ........      70,000       121,470
Hunan Non-Ferrous Metal Corp.,
  Ltd.*........................     120,000        79,394
Jiangxi Copper Co., Ltd. ......     110,000       133,026
Lingbao Gold Co., Ltd. ........      40,000        33,324
Maanshan Iron & Steel..........     150,000        98,090
Zijin Mining Group Co., Ltd. ..     312,500       181,959
                                              -----------
                                                  956,314
                                              -----------
MULTILINE RETAIL -- 0.5%
Golden Eagle Retail Group,
  Ltd. ........................      50,000        38,391
Parkson Retail Group, Ltd. ....      15,000        97,898
                                              -----------
                                                  136,289
                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 19.3%
China Coal Energy Co.*.........     248,210       264,910
China Petroleum & Chemical
  Corp. .......................   1,270,000     1,074,281
China Shenhua Energy Co.,
  Ltd. ........................     255,000       616,758
CNOOC, Ltd. ...................   1,280,000     1,122,053
CNPC Hong Kong, Ltd. ..........     200,000        99,817
PetroChina Co., Ltd. ..........   1,580,000     1,872,323
Yanzhou Coal Mining Co.,
  Ltd. ........................     170,000       162,728
                                              -----------
                                                5,212,870
                                              -----------
PAPER & FOREST PRODUCTS -- 1.2%
Citic Resources Holdings,
  Ltd.*........................     120,000        54,823
Lee & Man Paper Manufacturing,
  Ltd. ........................      30,000        71,178
Nine Dragons Paper Holdings,
  Ltd. ........................      90,000       188,425
                                              -----------
                                                  314,426
                                              -----------
PERSONAL PRODUCTS -- 0.1%
American Oriental
  Bioengineering, Inc.*........       3,915        36,762
                                              -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.7%
Agile Property Holdings,
  Ltd. ........................     120,000       117,478
Beijing Capital Land, Ltd. ....      90,000        37,892
China Overseas Land &
  Investment, Ltd. ............     240,000       301,910
China Resources Land, Ltd. ....      80,000        96,234
Greentown China Holdings,
  Ltd.*........................      40,000        71,254
Guangzhou Investment Co.,
  Ltd. ........................     300,000        73,712
Guangzhou R&F Properties Co.,
  Ltd. ........................      80,000       177,727
Shanghai Forte Land Co. .......     100,000        41,847
Shenzhen Investment, Ltd. .....     130,000        66,212
Shimao Property Holdings,
  Ltd. ........................      87,500       173,561
Yanlord Land Group, Ltd.*......      70,000       106,955
                                              -----------
                                                1,264,782
                                              -----------
ROAD & RAIL -- 0.3%
Guangshen Railway Co., Ltd.*...     140,000        88,863
                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.8%
Actions Semiconductor Co., Ltd.
  ADR*.........................       7,775        57,457
Semiconductor Manufacturing
  International Corp.*.........   1,100,000       150,623
                                              -----------
                                                  208,080
                                              -----------
SOFTWARE -- 0.2%
Shanda Interactive
  Entertainment, Ltd. ADR*.....       1,965        52,760
                                              -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Ports Design, Ltd. ............      25,000        66,705
Weiqiao Textile Co. ...........      55,000        79,534
                                              -----------
                                                  146,239
                                              -----------
TRANSPORTATION INFRASTRUCTURE -- 4.1%
Anhui Expressway Co. ..........      70,000        57,958
Beijing Capital International
  Airport Co., Ltd. ...........     140,000       139,028
China Merchants Holdings
  International Co., Ltd. .....      80,000       337,845
COSCO Pacific, Ltd. ...........      90,000       222,977
Dalian Port PDA Co., Ltd.*.....      90,000        47,106
Jiangsu Express................     130,000       101,481
Shenzhen Expressway Co.,
  Ltd. ........................     120,000        75,401
Zhejiang Expressway Co.,
  Ltd. ........................     150,000       120,165
                                              -----------
                                                1,101,961
                                              -----------
WATER UTILITIES -- 0.4%
Guangdong Investment, Ltd. ....     190,000       101,392
                                              -----------
WIRELESS TELECOMMUNICATION SERVICES -- 13.4%
China Mobile, Ltd. ............     367,500     3,343,795
China Unicom, Ltd. ............     200,000       288,190
                                              -----------
                                                3,631,985
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $25,880,702).......................    26,809,611
                                              -----------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----

SHORT TERM INVESTMENTS -- 0.9%
UNITED STATES -- 0.9%
MONEY MARKET FUND -- 0.9%
AIM Short Term Investment Class
  Prime Fund (Cost $231,798)...     231,798       231,798
                                              -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $26,112,500).......................    27,041,409
OTHER ASSETS AND LIABILITIES -- 0.0%(B)....          (898)
                                              -----------
NET ASSETS -- 100.0%.......................   $27,040,511
                                              ===========




  *  Non-income producing security
 (a) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represents 5.4% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (b) Amount shown represents less than 0.05% of net assets.
 ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----


COMMON STOCKS -- 90.9%
ARGENTINA -- 0.5%
Grupo Financiero Galicia SA
  ADR*.........................         897   $     9,347
Telecom Argentina SA ADR*......         762        16,261
Tenaris SA ADR.................       1,617        74,220
                                              -----------
TOTAL ARGENTINA................                    99,828
                                              -----------
BRAZIL -- 12.2%
Aracruz Celulose SA ADR........         420        22,037
Arcelor Brasil SA..............       1,692        39,860
Banco Bradesco SA ADR..........       3,411       137,941
Banco do Brasil SA.............         765        24,935
Banco Itau Holding Financeira
  SA ADR.......................       4,134       143,946
Bradespar SA Preference
  Shares.......................       1,017        30,421
Brasil Telecom Participacoes SA
  ADR..........................         621        28,001
Braskem SA ADR.................         843        12,384
Centrais Eletricas Brasileiras
  SA ADR.......................       2,697        29,802
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR...................         531        15,341
Companhia de Bebidas das
  Americas ADR.................       1,425        78,318
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......     133,590        18,054
Companhia Energetica de Minas
  Gerais ADR...................         786        38,239
Companhia Siderurgica Nacional
  SA ADR.......................       1,188        50,894
Companhia Vale do Rio Doce
  ADR..........................      11,772       397,658
Cosan SA Industria e
  Comercio*....................         807        14,712
Cyrela Brazil Realty SA........       2,133        19,933
Duratex SA Preference Shares...         879        17,464
Empresa Brasileira de
  Aeronautica SA...............       3,456        39,678
Gerdau SA ADR..................       2,742        49,712
Investimentos Itau SA
  Preference Shares............      17,139        96,334
Investimentos Itau SA..........         467         3,152
Lojas Americanas SA Preference
  Shares.......................     301,851        19,179
Lojas Renner SA................       1,470        19,183
Metalurgica Gerdau SA
  Preference Shares............       1,284        30,374
Natura Cosmeticos SA...........       1,254        14,219
Perdigao SA ADR................         576        15,293
Petroleo Brasileiro SA ADR.....       4,455       417,439
Souza Cruz SA..................         807        16,369
Tam SA ADR*....................         642        17,052
Tele Norte Leste Participacoes
  SA ADR.......................       2,040        28,234
Telemig Celular Participacoes
  ADR Perference Shares........         288        10,791
Tim Participacoes SA ADR.......         636        20,657
Tractebel Energia SA ADR.......         219         9,494
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........         831        72,679
Usinas Siderurgicas de Minas
  Gerais SA ADR................         897        43,747
Vivo Participacoes SA
  Preference Shares............       5,202        18,204
Votorantim Celulose e Papel SA
  ADR..........................       1,041        19,050
Weg SA Preference Shares.......       2,004        15,182
                                              -----------
TOTAL BRAZIL...................                 2,095,962
                                              -----------
CHILE -- 2.3%
Administradora de Fondos de
  Pensiones Cuprum SA..........       1,140        21,103
Antarchile SA..................       1,443        24,369
Cementos Bio-Bio SA............       6,771        19,602
Companhia de Telecomunicaciones
  de Chile SA ADR..............       2,421        22,564
Companhia General de
  Electricidad.................       3,246        27,590
Empresa Nacional de
  Electricidad SA ADR..........         795        31,911
Empresa Obras Sanitar Valpar...     216,879        33,608
Empresas COPEC SA..............       3,321        44,128
Enersis SA ADR.................       1,941        31,619
Farmacias Ahumada SA...........       5,673        20,319
Lan Airlines SA ADR............         255        17,570
Parque Arauco SA...............      18,567        17,056
SACI Falabella.................       9,981        42,602
Vina Concha y Toro SA ADR......         519        17,200
Vina San Pedro SA..............   2,323,146        21,125
                                              -----------
TOTAL CHILE....................                   392,366
                                              -----------
CHINA -- 14.2%
AAC Acoustic Technology
  Holdings, Inc.*..............      12,000        11,379
Agile Property Holdings,
  Ltd. ........................      18,000        17,622
Air China, Ltd. ...............      18,000        12,462
Aluminum Corp. of China,
  Ltd. ........................      30,000        30,905
Angang Steel Co., Ltd. ........       6,000        10,412
Anhui Conch Cement Co., Ltd. ..       6,000        21,384
Baidu.com ADR*.................         195        18,827
Bank of China, Ltd.*...........     147,000        73,178
Bank of Communications Co.,
  Ltd. ........................      39,000        40,127
Beijing Capital International
  Airport Co., Ltd. ...........      18,000        17,875
Chaoda Modern Agriculture......      12,000         8,415
China Construction Bank Corp.
  (a) .........................     201,000       114,721
China Life Insurance Co.,
  Ltd. ........................      51,000       146,847
China Mengniu Dairy Co.,
  Ltd. ........................       9,000        25,741
China Merchants Bank Co.,
  Ltd.*........................      18,000        36,349
China Merchants Holdings
  International Co., Ltd. .....       6,000        25,338
China Mobile, Ltd. ............      33,000       300,259
China Netcom Group Corp. Hong
  Kong, Ltd. ..................       9,000        23,553
China Oilfield Services,
  Ltd. ........................      24,000        19,319
China Overseas Land &
  Investment, Ltd. ............      24,000        30,191
China Petroleum & Chemical
  Corp. .......................     120,000       101,507
China Power International
  Development, Ltd. ...........      30,000        14,550
China Resources Enterprise.....       6,000        20,002
China Resources Land, Ltd. ....      12,000        14,435
China Resources Power Holdings
  Co. .........................      12,000        18,366
China Shenhua Energy Co.,
  Ltd. ........................      24,000        58,048
China Shipping Container Lines
  Co., Ltd. ...................      42,000        16,339
China Shipping Development Co.,
  Ltd. ........................      12,000        18,305
China Telecom Corp., Ltd. .....     102,000        49,993
China Travel International
  Investment Hong Kong, Ltd. ..      24,000        11,210
China Unicom, Ltd. ............      18,000        25,937
CNOOC, Ltd. ...................     117,000       102,563

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----

CNPC Hong Kong, Ltd. ..........      30,000   $    14,973
COSCO Holdings.................      19,500        19,090
COSCO Pacific, Ltd. ...........      12,000        29,730
Ctrip.com International, Ltd.
  ADR .........................         300        20,096
Datang International Power
  Generation Co., Ltd. ........      18,000        17,115
Denway Motors, Ltd. ...........      42,000        18,328
Dongfeng Motor Group Co.,
  Ltd.*........................      30,000        16,355
Focus Media Holding, Ltd.
  ADR*.........................         333        26,127
Guangdong Investment, Ltd. ....      24,000        12,807
Guangshen Railway Co., Ltd. ...      24,000        15,234
Guangzhou Investment Co.,
  Ltd. ........................      42,000        10,320
Guangzhou R&F Properties Co.,
  Ltd. ........................      10,800        23,993
Harbin Power Equipment.........       6,000         6,765
Huadian Power International
  Co. .........................      36,000        12,946
Huaneng Power International,
  Inc. ........................      30,000        26,029
Industrial & Commercial Bank of
  China*.......................     198,000       110,982
Jiangsu Express................      18,000        14,051
Jiangxi Copper Co., Ltd. ......      12,000        14,512
Lenovo Group, Ltd. ............      36,000        13,176
Li Ning Co., Ltd. .............       6,000        11,886
Maanshan Iron & Steel..........      18,000        11,771
NetEase.com ADR*...............         708        12,560
Nine Dragons Paper Holdings,
  Ltd. ........................       9,000        18,843
Parkson Retail Group, Ltd. ....       1,500         9,790
PetroChina Co., Ltd. ..........     150,000       177,752
PICC Property & Casualty Co.,
  Ltd.*........................      24,000        13,759
Pine Agritech, Ltd.............      24,000        10,195
Ping An Insurance Group Co. of
  China, Ltd. .................       9,000        44,112
Semiconductor Manufacturing
  International Corp.*.........     144,000        19,718
Shanghai Electric Group Co.,
  Ltd. ........................      36,000        16,815
Shenzhen Expressway Co.,
  Ltd. ........................      24,000        15,080
Shimao Property Holdings,
  Ltd.*........................       9,000        17,852
SINA Corp.*....................         369        12,402
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................      24,000        12,531
Sinotrans, Ltd. ...............      30,000        12,017
Suntech Power Holdings Co.,
  Ltd. ADR*....................         576        19,935
Tencent Holdings, Ltd. ........       6,000        19,580
Tingyi Cayman Islands Holding
  Corp. .......................      18,000        17,345
TPV Technology, Ltd. ..........      24,000        15,357
Travelsky Technology, Ltd. ....       6,000        10,565
Weiqiao Textile Co. ...........       7,500        10,846
Xinyu Hengdeli Hodings.........      48,000        20,086
Yanzhou Coal Mining Co.,
  Ltd. ........................      18,000        17,230
Zhejiang Expressway Co.,
  Ltd. ........................      18,000        14,420
Zijin Mining Group Co., Ltd. ..      30,000        17,468
ZTE Corp. .....................       2,400        11,226
                                              -----------
TOTAL CHINA....................                 2,449,929
                                              -----------
CZECH REPUBLIC -- 0.8%
CEZ AS.........................       1,236        55,301
Komercni Banka AS..............         135        23,282
Telefonica O2 Czech Republic
  AS...........................         870        22,562
Unipetrol*.....................         882         9,887
Zentiva NV.....................         339        23,315
                                              -----------
TOTAL CZECH REPUBLIC...........                   134,347
                                              -----------
EGYPT -- 0.8%
Commercial International Bank..       2,268        22,118
Egyptian Co. for Mobile
  Services.....................         543        15,009
Egyptian Financial Group-Hermes
  Holding*.....................       2,124        14,057
Orascom Construction
  Industries...................         858        43,079
Orascom Telecom Holding SAE
  GDR..........................         729        49,572
                                              -----------
TOTAL EGYPT....................                   143,835
                                              -----------
HUNGARY -- 1.2%
FHB Mortgage Bank NyRt.........       2,013        22,047
MOL Hungarian Oil and Gas
  NyRt.........................         516        59,429
OTP Bank NyRt..................       1,788        81,793
Richter Gedeon NyRt............         147        26,503
Tiszai Vegyi Kombinat NyRt.....         453        17,066
                                              -----------
TOTAL HUNGARY..................                   206,838
                                              -----------
INDIA -- 6.6%
Bajaj Auto, Ltd. GDR ..........         261        14,642
Bharat Heavy Electricals,
  Ltd. ........................         504        26,161
Bharti Airtel, Ltd.*...........       6,648       116,434
Cipla, Ltd. ...................       3,306        17,996
Dr Reddy's Laboratories, Ltd.
  ADR .........................       1,026        16,888
Gail India, Ltd. ..............       2,424        14,776
Grasim Industries, Ltd. GDR
  (a) .........................         291        14,070
Gujarat Ambuja Cements, Ltd. ..       7,098        17,745
HCL Technologies, Ltd. ........         930         6,230
HDFC Bank, Ltd. ...............       1,386        30,169
Hero Honda Motors, Ltd. .......       1,059        16,958
Hindustan Lever, Ltd. .........       8,394        39,590
Housing Development Finance
  Corp., Ltd. .................       1,479        51,555
ICICI Bank, Ltd. ADR ..........       1,593        58,543
Indian Hotels Co., Ltd. .......       4,545        15,110
Infosys Technologies, Ltd.
  ADR .........................       2,772       139,293
ITC, Ltd. GDR (a) .............       7,167        24,726
Larsen & Toubro, Ltd. GDR......         603        22,009
Mahindra & Mahindra, Ltd. GDR..       1,143        20,563
Maruti Udyog, Ltd. ............         798        14,853
Oil & Natural Gas Corp.,
  Ltd. ........................       2,433        49,259
Reliance Communications,
  Ltd.*........................       5,322        51,230
Reliance Energy, Ltd. .........       1,299        14,943
Reliance Industries, Ltd. GDR
  (a)..........................       2,328       146,198
Satyam Computer Services, Ltd.
  ADR .........................       1,584        35,957
Siemens India, Ltd. ...........         561        14,068
State Bank of India GDR .......         300        18,300
Suzlon Energy, Ltd. ...........         627        14,425
Tata Consultancy Services,
  Ltd. ........................       1,140        32,378
Tata Motors, Ltd. ADR .........       1,329        21,543
Tata Power Co., Ltd. ..........       1,086        12,718
Tata Steel, Ltd. ..............       1,485        15,402
Wipro, Ltd. ADR ...............       1,671        26,318
                                              -----------
TOTAL INDIA....................                 1,131,050
                                              -----------
INDONESIA -- 1.4%
Astra International Tbk PT.....      18,000        26,038
Bank Central Asia Tbk PT.......      52,500        29,343
Bank Danamon Indonesia Tbk PT..      13,500         9,690
Bank Mandiri Persero Tbk PT....      55,500        15,206
Bank Rakyat Indonesia PT.......      48,000        26,564
Bumi Resources Tbk PT..........      90,000        13,118

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----

Indofood Sukses Makmur Tbk PT..      66,000   $    10,994
Indosat Tbk PT.................      30,000        20,548
Kalbe Farma Tbk PT*............      72,000         9,547
Medco Energi Internasional Tbk
  PT...........................      34,500        13,516
Perusahaan Gas Negara PT.......      15,000        15,370
Telekomunikasi Indonesia Tbk
  PT...........................      37,500        40,480
United Tractors Tbk PT.........      18,000        14,597
                                              -----------
TOTAL INDONESIA................                   245,011
                                              -----------
ISRAEL -- 2.9%
Avner Oil & Gas, Ltd. LP ......     174,870        13,503
Bank Hapoalim BM...............       8,001        38,417
Bank Leumi Le-Israel BM........       8,154        29,423
Check Point Software
  Technologies*................       1,347        30,011
Formula Systems(1985), Ltd.....       1,059        13,588
Israel Chemicals, Ltd. ........       3,681        25,175
Israel Discount Bank, Ltd.*....       7,032        14,788
Koor Industries, Ltd.*.........         183        10,402
Makhteshim-Agan Industries,
  Ltd. ........................       3,177        19,932
Mizrahi Tefahot Bank, Ltd. ....       2,718        20,106
NICE Systems, Ltd.*............         564        19,524
Ormat Industries...............       1,599        19,102
Partner Communications.........       1,077        15,832
Retalix, Ltd.*.................         729        14,294
Teva Pharmaceutical Industries,
  Ltd. ........................       5,406       200,010
The Israel Corp., Ltd. ........          27        14,270
                                              -----------
TOTAL ISRAEL...................                   498,377
                                              -----------
JORDAN -- 0.4%
Arab Bank PLC..................       2,050        70,984
                                              -----------
MALAYSIA -- 3.4%
Aeon Co. Bhd ..................      11,700        28,087
Berjaya Sports Toto Bhd........      10,200        13,748
Bintulu Port Holdings Bhd......      23,094        32,729
Bursa Malaysia Bhd.............       4,493        14,424
Carlsberg Brewery Bhd..........      37,797        59,032
Dialog Group Bhd...............      34,500        15,466
Digi.Com Bhd...................       3,000        16,226
Genting Bhd....................       3,600        41,388
IGB Corp Bhd...................      24,000        17,423
IOI Corp Bhd...................       6,000        38,351
KFC Holdings Bhd...............      12,900        20,894
KNM Group Bhd..................       3,900        12,746
Magnum Corp. Bhd...............      26,342        24,837
Malaysian Airline System Bhd*..      11,700        19,458
Malaysian Industrial
  Development Finance Bhd......      52,500        23,688
Malaysian Plantations Bhd*.....      22,800        18,926
Malaysian Resources Corp.
  Bhd*.........................      24,000        15,549
Multi-Purpose Holdings Bhd.....      15,600        10,468
Naim Cendera Holdings Bhd......      14,387        16,644
Osk Holdings Bhd...............      21,900        17,862
Pacificmas Bhd.................      14,700        15,221
Padiberas Nasional Bhd.........      30,900        17,785
Sarawak Energy Bhd.............      26,034        15,436
SP Setia Bhd...................       9,600        21,380
Sunrise Bhd....................      23,100        16,569
TA Enterprise Bhd..............      29,100        14,813
UEM World Bhd..................       8,400        10,884
WCT Engineering Bhd............      11,100        18,941
                                              -----------
TOTAL MALAYSIA.................                   588,975
                                              -----------
MEXICO -- 6.9%
Alfa SAB de CV.................       3,150        23,311
America Movil SAB de CV........     139,902       336,685
Axtel SAB de CV*...............       3,216        12,821
Cemex SAB de CV*...............      49,686       163,206
Coca-Cola Femsa SAB de CV......       4,860        17,544
Consorcio ARA SAB de CV........       9,585        16,573
Corp GEO SAB de CV*............       4,071        23,735
Corp Interamericana de
  Entretenimiento SAB de CV*...       5,334        15,259
Desarrolladora Homex SAB de
  CV*..........................       1,791        17,403
Empresas ICA SAB de CV*........       3,930        15,211
Fomento Economico Mexicano SAB
  de CV........................       4,860        53,846
Grupo Aeroportuario del Sureste
  SAB de CV....................       3,798        18,101
Grupo Bimbo SAB de CV..........       4,707        23,724
Grupo Elektra SA de CV.........         696        10,840
Grupo Financiero Banorte SAB de
  CV...........................       9,879        47,011
Grupo Mexico SAB de CV.........      10,146        47,452
Grupo Modelo SAB de CV.........       5,520        28,323
Grupo Televisa SA de CV........      11,199        67,215
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV*.......................       9,978        12,532
Industrias CH SAB de CV*.......       2,565        10,853
Industrias Penoles SA de CV....         888        10,322
Kimberly-Clark de Mexico SAB de
  CV...........................       5,169        23,471
Sare Holding SAB de CV (Class
  B)*..........................      11,397        18,899
Telefonos de Mexico SA de CV...      39,993        66,719
TV Azteca SA de CV.............      22,050        20,605
Urbi Desarrollos Urbanos SA de
  CV*..........................       4,296        18,122
Wal-Mart de Mexico SAB de CV...      17,832        76,355
                                              -----------
TOTAL MEXICO...................                 1,196,138
                                              -----------
MOROCCO -- 0.8%
Banque Marocaine du Commerce et
  de l'Industrie SA............         132        20,383
Banque Marocaine du Commerce
  Exterieur SA.................         168        43,471
Douja Promotion Groupe Addoha
  SA*..........................          42        14,569
Holcim Maroc SA................          93        32,881
ONA SA.........................         150        29,566
                                              -----------
TOTAL MOROCCO..................                   140,870
                                              -----------
PERU -- 0.6%
Companhia de Minas Buenaventura
  SA...........................         795        23,606
Credicorp. Ltd. SA ............         576        28,068
Southern Copper Corp. SA ......         498        35,687
Volcan Cia Minera SA...........       6,162        18,491
                                              -----------
TOTAL PERU.....................                   105,852
                                              -----------
PHILIPPINES -- 0.6%
Ayala Land, Inc. ..............      63,900        21,852
Banco de Oro Universal Bank....      13,200        16,415
Bank of the Philippine
  Islands......................      19,200        26,064

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----

Filinvest Land, Inc.*..........     342,000   $    11,908
Philippine Long Distance
  Telephone Co. ...............         600        31,399
                                              -----------
TOTAL PHILIPPINES..............                   107,638
                                              -----------
POLAND -- 2.2%
Bank BPH SA....................          75        25,503
Bank Pekao SA..................         558        49,552
Bioton SA*.....................      19,452        14,892
BRE Bank SA*...................         105        17,345
Cersanit Krasnystaw SA*........         969        13,678
Getin Holding SA*..............       1,656         8,138
Globe Trade Centre SA*.........       1,038        18,435
Grupa Lotos SA*................         687        10,176
KGHM Polska Miedz SA...........         909        30,690
Orbis SA.......................         435        13,126
PBG SA*........................         117        14,723
Polimex Mostostal SA...........         162        12,079
Polski Koncern Naftowy Orlen
  GDR..........................       1,269        41,242
Powszechna Kasa Oszczednosci
  Bank Polski SA...............       2,706        44,999
Prokom Software SA.............         228        11,873
Telekomunikacja Polska SA......       5,550        45,725
                                              -----------
TOTAL POLAND...................                   372,176
                                              -----------
RUSSIA -- 11.2%
Gazprom OAO ADR................      21,081       883,294
Comstar United Telesystems
  GDR..........................       2,625        21,787
Golden Telecom, Inc. ..........         195        10,799
JSC MMC Norilsk Nickel.........         564       107,160
LUKOIL ADR.....................       3,456       298,944
Mechel ADR.....................         330        10,973
Mobile Telesystems OJSC ADR....       1,359        76,050
NovaTek OAO....................         762        44,196
Polyus Gold Co. ADR............         564        27,298
Rosneft Oil Co. OAO GDR........       9,633        80,725
Rostelecom ADR.................         588        30,511
Severstal GDR..................       2,067        28,814
Surgutneftegaz ADR.............       3,042       192,254
Tatneft GDR....................         516        49,020
Vimpel-Communications ADR*.....         618        58,611
Wimm-Bill-Dann Foods OJSC ADR..         171        13,656
                                              -----------
TOTAL RUSSIA...................                 1,934,092
                                              -----------
SOUTH AFRICA -- 11.4%
ABSA Group, Ltd. ..............       2,034        39,126
Adcorp Holdings, Ltd. .........       2,703        12,672
Afgri, Ltd. ...................      14,895        13,350
African Bank Investments,
  Ltd. ........................       4,662        19,477
African Rainbow Minerals,
  Ltd.*........................         987        14,017
Alexander Forbes, Ltd.*........       6,984        15,957
Anglo Platinum, Ltd. ..........         384        60,598
AngloGold Ashanti, Ltd. .......       1,119        50,145
Aquarius Platinum, Ltd. .......         762        24,451
Aspen Pharmacare Holdings,
  Ltd.*........................       3,732        19,039
Aveng, Ltd. ...................       3,807        24,146
Barloworld, Ltd. ..............       1,428        35,638
Bidvest Group, Ltd. ...........       2,112        40,184
Business Connexion Group,
  Ltd. ........................      12,294        11,696
Cadiz Holdings, Ltd............      17,577        12,603
Coronation Fund Managers,
  Ltd. ........................      11,490        12,294
Edgars Consolidated Stores,
  Ltd. ........................       3,861        24,164
Ellerine Holdings, Ltd. .......       1,296        14,653
FirstRand, Ltd. ...............      33,405       113,308
Foschini, Ltd. ................       1,884        17,950
Gold Fields, Ltd. .............       4,674        86,681
Grindrod, Ltd. ................       5,622        13,178
Group Five, Ltd................       1,596        12,456
Harmony Gold Mining Co.,
  Ltd.*........................       2,556        35,684
Impala Platinum Holdings,
  Ltd. ........................       3,900       122,611
Imperial Holdings, Ltd.*.......       1,104        23,062
Investec, Ltd. ................       1,221        15,708
Invicta Holdings, Ltd. ........       3,411        12,934
JD Group, Ltd. ................       1,200        14,734
Johnnic Communications, Ltd. ..       1,263        15,586
Kagiso Media, Ltd..............       6,669        14,391
Kumba Iron Ore, Ltd.*..........         663        13,621
Lewis Group, Ltd. .............       1,446        13,657
Massmart Holdings, Ltd. .......       1,920        22,330
Metorex, Ltd.*.................       4,164        13,251
Mittal Steel South Africa,
  Ltd. ........................       1,401        22,793
MTN Group, Ltd. ...............      11,214       152,303
Murray & Roberts Holdings,
  Ltd. ........................       2,955        22,801
Mvelaphanda Resources, Ltd. ...       1,542        11,099
Naspers, Ltd. .................       2,355        56,988
Nedbank Group, Ltd. ...........       3,264        63,457
Network Healthcare Holdings,
  Ltd.*........................      12,570        24,005
PSG Group, Ltd. ...............       2,490         9,751
Remgro, Ltd. ..................       2,580        64,389
RMB Holdings, Ltd. ............       5,718        28,375
Sanlam, Ltd. ..................      12,456        34,350
Sappi, Ltd. ...................       1,698        25,754
Sasol, Ltd. ...................       3,111       103,829
Shoprite Holdings, Ltd. .......       4,761        18,217
Standard Bank Group, Ltd. .....       6,786        99,930
Steinhoff International
  Holdings, Ltd. ..............       9,354        30,116
Sun International, Ltd. .......       1,080        20,550
Super Group, Ltd. .............       7,845        14,387
Telkom SA, Ltd. ...............       1,608        36,805
Tiger Brands, Ltd. ............       1,173        28,627
Tourism Investment Corp.,
  Ltd. ........................      36,726        12,255
Truworths International,
  Ltd. ........................       4,344        21,263
Wilson Bayly Holmes-Ovcon,
  Ltd. ........................       1,512        18,302
Woolworths Holdings, Ltd. .....       7,665        23,146
                                              -----------
TOTAL SOUTH AFRICA.............                 1,948,844
                                              -----------
TAIWAN -- 7.2%
Acer, Inc. ....................      12,000        23,027
Advanced Semiconductor
  Engineering,
  Inc.*........................      21,000        24,908
ASE Test, Ltd.*................      93,000        14,614
Asustek Computer, Inc. ........      12,000        28,285
AU Optronics Corp. ADR.........       2,292        32,776
Cathay Financial Holding Co.,
  Ltd. ........................      18,000        37,368
Chang Hwa Commercial Bank*.....      27,000        16,277
Chi Mei Optoelectronics Corp
  GDR..........................       1,677        17,122
China Development Financial
  Holding Corp. ...............      54,000        24,069
China Steel Chemical Corp......      18,000        33,180
China Steel Corp. .............      30,000        33,815
Chinatrust Financial Holding
  Co., Ltd. ...................      33,000        25,778
Chunghwa Telecom Co., Ltd. ....      15,000        29,055

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----

Compal Electronics, Inc. ......      24,000   $    20,307
Delta Electronics, Inc. .......       9,000        29,101
Epistar Corp. .................       3,000        10,969
Far Eastern Textile Co.,
  Ltd. ........................      21,000        18,086
Formosa Chemicals & Fibre
  Corp. .......................      12,000        23,027
Formosa Plastics Corp. ........      18,000        34,159
Foxconn Technology Co., Ltd. ..       3,000        34,041
Fubon Financial Holding Co.,
  Ltd. ........................      27,000        24,314
Giant Manufacturing Co.,
  Ltd. ........................      12,000        18,603
High Tech Computer Corp. ......       3,000        46,235
Hon Hai Precision Industry Co.,
  Ltd. ........................      12,000        80,503
Hotai Motor Co., Ltd. .........       6,000        14,795
Hua Nan Financial Holdings Co.,
  Ltd. ........................      24,000        17,986
Lite-On Technology Corp. ......      18,000        23,253
MediaTek, Inc. ................       3,000        34,449
Nan Ya Plastics Corp. .........      18,000        33,724
National Petroleum Co., Ltd. ..      30,000        26,925
Novatek Microelectronics Corp.,
  Ltd. ........................       3,000        12,964
Phoenixtec Power Co., Ltd. ....      24,000        22,628
POU Chen Corp. ................      15,000        16,046
Powerchip Semiconductor
  Corp. .......................      27,000        16,155
Powertech Technology, Inc. ....       3,000        11,604
ProMOS Technologies, Inc.*.....      30,000        11,649
Quanta Computer, Inc. .........      15,000        22,891
Shin Kong Financial Holding
  Co., Ltd. ...................      15,000        13,304
Siliconware Precision
  Industries Co. ..............      12,000        22,483
SinoPac Financial Holdings Co.,
  Ltd. ........................      39,000        17,914
Taishin Financial Holdings Co.,
  Ltd.*........................      33,000        16,953
Taiwan Cement Corp. ...........      18,000        15,176
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR .........................      11,805       126,904
Tatung Co., Ltd.*..............      30,000        12,692
Tripod Technology Corp. .......       3,000        12,329
United Microelectronics Corp.
  ADR .........................      12,855        40,879
Wistron Corp. .................       9,000        13,653
                                              -----------
TOTAL TAIWAN...................                 1,236,975
                                              -----------
THAILAND -- 1.5%
Advanced Info Service PCL......      10,800        20,668
Banpu PCL......................       3,000        17,138
Bangkok Expressway PCL.........      30,900        20,388
Electricity Generating PCL.....       6,900        19,314
IRPC PCL ......................      78,900        13,522
Kasikornbank PCL...............      14,700        27,292
PTT Exploration & Production
  PCL..........................       9,600        24,679
PTT PCL........................       6,600        39,212
Siam Cement PCL................       3,300        22,245
Siam Commercial Bank PCL.......      10,200        19,811
Thai Oil PCL...................       9,600        16,041
Tisco Bank PCL Preference
  Shares.......................      23,400        14,504
TMB Bank PCL*..................     264,000        13,121
                                              -----------
TOTAL THAILAND.................                   267,935
                                              -----------
TURKEY -- 1.7%
Akbank TAS.....................       5,364        35,953
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................         483        15,926
Dogan Sirketler Grubu Holding
  AS...........................       7,920        13,243
Dogan Yayin Holding AS*........       3,240        11,909
Eregli Demir ve Celik
  Fabrikalari TAS..............       2,337        23,412
Haci Omer Sabanci Holding AS...       4,548        18,684
KOC Holding AS*................       4,068        18,471
Migros Turk TAS*...............       1,089        14,049
Tupras-Turkiye Petrol
  Rafinerileri AS..............       1,083        24,197
Turkcell Iletisim Hizmet AS....       4,110        21,031
Turkiye Garanti Bankasi AS.....       9,168        41,297
Turkiye Is Bankasi.............       6,933        33,478
Ulker Gida Sanayi ve Ticaret
  AS...........................       4,005        14,375
Yapi ve Kredi Bankasi*.........       6,390        13,632
                                              -----------
TOTAL TURKEY...................                   299,657
                                              -----------
VENEZUELA -- 0.1%
Companhia Anonima Nacional
  Telefonos de
  Venezuela -- CANTV...........         855        14,868
                                              -----------
TOTAL COMMON STOCKS  --
  (Cost $15,131,605)...........                15,682,547
                                              -----------
PREFERRED STOCKS -- 0.1%
SOUTH AFRICA -- 0.1%
Allied Electronics Corp., Ltd.*
  (Cost $29,705)...............       3,450        20,883
                                              -----------
SHORT TERM INVESTMENTS -- 7.5%
UNITED STATES -- 7.5%
MONEY MARKET FUND -- 7.5%
AIM Short Term Investment Class
  Prime Fund (Cost
  $1,290,748)..................   1,290,748     1,290,748
                                              -----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $16,452,058)...........                16,994,178
OTHER ASSETS AND
  LIABILITIES -- 1.5%..........                   258,849
                                              -----------
NET ASSETS -- 100.0%...........               $17,253,027
                                              ===========




 *  Non-income producing security
(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 1.6% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At March 31, 2007, open futures contracts purchased were as follows:


                    EXPIRATION                  AGGREGATE                    UNREALIZED
FUTURES                DATE      CONTRACTS   FACE VALUE ($)   VALUE ($)   DEPRECIATION ($)
-------             ----------   ---------   --------------   ---------   ----------------


MSCI Taiwan Stock
  Index              4/24/2007       51         1,610,726     1,587,120        23,606





See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.9%
CZECH REPUBLIC -- 4.3%
CEZ AS..........................    4,674   $  $209,125
Komercni Banka AS...............      496        85,541
Telefonica O2 Czech Republic
  AS............................    3,446        89,367
Unipetrol AS*...................    3,308        37,080
Zentiva NV......................      984        67,675
                                            -----------
TOTAL CZECH REPUBLIC............                488,788
                                            -----------
HUNGARY -- 6.3%
Magyar Telekom NyRt.............   19,624        98,960
MOL Hungarian Oil and Gas NyRt..    1,818       209,383
OTP Bank NyRt...................    7,070       323,423
Richter Gedeon NyRt.............      516        93,031
                                            -----------
TOTAL HUNGARY...................                724,797
                                            -----------
POLAND -- 13.5%
Agora SA........................    3,086        50,339
Apator SA.......................    3,064        23,458
Asseco Poland SA................    1,174        29,495
Bank BPH SA.....................      230        78,208
Bank Pekao SA...................    1,864       165,528
Bank Zachodni WBK SA............      650        60,546
Bioton SA*......................   55,800        42,720
BRE Bank SA*....................      258        42,619
Cersanit Krasnystaw SA*.........    2,940        41,499
Debica SA.......................    1,032        36,266
Echo Investment SA*.............      914        35,870
Getin Holding SA*...............    5,286        25,977
Globe Trade Centre SA*..........    3,706        65,820
Impexmetal SA...................      222        23,810
ING Bank Slaski SA..............      176        46,129
KGHM Polska Miedz SA............    3,026       102,164
Netia SA........................   15,300        21,792
Orbis SA........................    1,352        40,797
PBG SA*.........................      302        38,004
Polimex Mostostal SA............      488        36,385
Polski Koncern Naftowy Orlen....    7,436       123,091
Powszechna Kasa Oszczednosci
  Bank Polski SA................    9,626       160,074
Telekomunikacja Polska SA.......   21,912       180,528
TVN SA*.........................    5,622        51,030
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA................       92        34,900
                                            -----------
TOTAL POLAND....................              1,557,049
                                            -----------
RUSSIA -- 65.9%
Gazprom OAO ADR.................   60,784     2,546,850
Comstar United Telesystems GDR..    8,510        70,633
CTC Media, Inc.*................    1,656        42,526
Golden Telecom, Inc. ...........      558        30,902
LUKOIL ADR......................   15,896     1,375,004
JSC MMC Norilsk Nickel ADR......    2,392       454,480
NovaTek OAO GDR.................    3,450       200,100
Polyus Gold Co. ADR.............    2,488       120,419
Rosneft Oil Co. OAO GDR.........   41,956       351,591
Rostelecom ADR..................    2,726       141,452
Sberbank GDR....................    1,640       704,045
Severstal GDR...................      430         5,994
Sibneft NNG.....................    4,080        84,660
Surgutneftegaz ADR..............   16,546     1,045,707
Unified Energy System GDR.......    3,094       421,558
                                            -----------
TOTAL RUSSIA....................              7,595,921
                                            -----------
TURKEY -- 9.9%
Akbank TAS......................   19,630       131,574
Anadolu Efes Biracilik Ve Malt
  Sanayii AS....................    1,636        53,944
Arcelik.........................    5,644        38,237
Beko Elektronik.................   26,422        35,610
Dogan Sirketler Grubu Holding
  AS............................   24,114        40,320
Dogan Yayin Holding AS*.........    9,962        36,617
Enka Insaat ve Sanayi AS........    3,314        45,142
Eregli Demir ve Celik
  Fabrikalari TAS...............    8,942        89,581
Haci Omer Sabanci Holding AS....   14,676        60,291
KOC Holding AS*.................   12,656        57,465
Migros Turk TAS*................    3,612        46,598
Tupras-Turkiye Petrol
  Rafinerileri AS...............    3,180        71,049
Turk Hava Yollari*..............    6,806        34,337
Turkcell Iletisim Hizmet AS.....   15,272        78,149
Turkiye Garanti Bankasi AS......   29,348       132,198
Turkiye Is Bankasi..............   23,190       111,980
Vestel Elektronik Sanayi*.......   15,138        38,622
Yapi ve Kredi Bankasi*..........   19,362        41,306
                                            -----------
TOTAL TURKEY....................              1,143,020
                                            -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $10,865,605)............             11,509,575
OTHER ASSETS AND
  LIABILITIES -- 0.1%...........                 16,107
                                            -----------
NET ASSETS -- 100.0%............            $11,525,682
                                            ===========




  * Non-income producing security
ADR = American Depositary Receipt
GDR = Global Depositary Receipt






See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----


COMMON STOCKS -- 99.9%
ARGENTINA -- 3.2%
Banco Macro SA ADR.............       1,992   $   $67,608
Grupo Financiero Galicia SA*
  ADR..........................       5,428        56,560
Petrobras Energia
  Participaciones SA* ADR......      12,480       129,792
Telecom Argentina SA* ADR......       4,032        86,043
Tenaris SA ADR.................       9,352       429,257
                                              -----------
TOTAL ARGENTINA................                   769,260
                                              -----------
BRAZIL -- 53.3%
AES Tiete SA Preference
  Shares.......................   2,114,244        67,168
Aracruz Celulose SA ADR........       3,128       164,126
Arcelor Brasil SA..............      10,040       236,524
Banco Bradesco SA ADR..........      19,372       783,404
Banco do Brasil SA.............       4,260       138,856
Banco Itau Holding Financeira
  SA ADR.......................      23,212       808,242
Bradespar SA Preference
  Shares.......................       6,756       202,086
Brasil Telecom Participacoes SA
  ADR..........................       3,584       161,603
Braskem SA ADR.................       5,348        78,562
Centrais Eletricas Brasileiras
  SA ADR.......................      13,428       148,379
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR...................       3,984       115,098
Companhia de Bebidas das
  Americas ADR.................       8,224       451,991
Companhia de Concessoes
  Rodoviarias..................       7,552       101,395
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......     711,248        96,119
Companhia Energetica de Minas
  Gerais ADR...................       4,252       206,860
Companhia Energetica de Sao
  Paulo Preference Shares*.....   5,881,892        80,495
Companhia Paranaense de Energia
  Preference Shares............   5,866,660        68,817
Companhia Siderurgica Nacional
  SA ADR.......................       6,884       294,911
Companhia Vale do Rio Doce
  ADR..........................      64,838     2,181,069
Cosan SA Industria e
  Comercio*....................       3,664        66,797
Cyrela Brazil Realty SA........      11,768       109,973
Duratex SA Preference Shares...       4,376        86,943
Empresa Brasileira de
  Aeronautica SA...............      20,720       237,885
Gafisa SA......................       4,968        63,132
Gerdau SA ADR..................      15,792       286,309
Gol Linhas Aereas Inteligentes
  SA Preference Shares.........       2,804        86,066
Investimentos Itau SA
  Preference Shares............     104,404       586,826
Investimentos Itau SA..........       3,033        20,472
Lojas Americanas SA Preference
  Shares.......................   1,644,644       104,498
Lojas Renner SA................      10,068       131,386
Metalurgica Gerdau SA
  Preference Shares............       8,356       197,669
Natura Cosmeticos SA...........       8,288        93,979
NET Servicos de Comunicacao SA
  Preference Shares*...........       5,000        68,133
Perdigao SA ADR................       3,408        90,482
Petroleo Brasileiro SA ADR.....      24,938     2,332,493
Sadia SA Preference Shares.....      28,684       110,053
Souza Cruz SA..................       5,408       109,693
Submarino SA...................       2,344        79,508
Tam SA*........................       3,436        91,260
Tele Norte Leste Participacoes
  SA ADR.......................      17,800       246,352
Tim Participacoes SA ADR.......       3,508       113,940
Tractebel Energia SA ADR.......       1,200        52,020
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........       4,688       410,012
Usinas Siderurgicas De Minas
  Gerais ADR...................       5,024       245,020
Vivo Participacoes SA
  Preference Shares............      26,396        92,373
Votorantim Celulose e Papel SA
  ADR..........................       9,260       169,458
                                              -----------
TOTAL BRAZIL...................                12,668,437
                                              -----------
CHILE -- 10.4%
Almendral SA...................     672,068        61,239
Antarchile SA..................      10,704       180,767
Banco de Credito e
  Inversiones..................       7,408       243,473
CAP SA.........................       5,368        86,071
Centros Comerciales
  Sudamericanos SA ADR (a).....       4,080       210,120
Companhia de Telecomunicaciones
  de Chile SA ADR..............      19,516       181,889
Companhia General de
  Electricidad.................      27,584       234,453
Empresa Nacional de
  Electricidad SA..............       5,212       209,210
Empresas CMPC SA...............       7,844       254,746
Empresas COPEC SA..............      20,260       269,206
Enersis SA ADR.................      10,816       176,193
Lan Airlines SA ADR............       1,464       100,870
SACI Falabella.................      61,000       260,369
                                              -----------
TOTAL CHILE....................                 2,468,606
                                              -----------
MEXICO -- 29.1%
Alfa SAB de CV.................      19,760       146,233
America Movil SAB de CV........     760,160     1,829,382
Cemex SAB de CV*...............     289,000       949,292
Corp GEO SAB de CV*............      26,276       153,196
Desarrolladora Homex SAB de
  CV*..........................      12,944       125,778
Empresas ICA SAB de CV*........      23,560        91,189
Fomento Economico Mexicano SAB
  de CV........................      32,552       360,654
Grupo Aeroportuario del Sureste
  SAB de CV....................      28,544       136,039
Grupo Bimbo SAB de CV..........      31,800       160,278
Grupo Carso SA de CV...........      31,436       114,764
Grupo Financiero Banorte SAB de
  CV...........................      69,236       329,471
Grupo Mexico SAB de CV.........      58,132       271,879
Grupo Modelo SAB...............      57,372       294,376
Grupo Televisa SA..............      62,184       373,222
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV*.......................      76,460        96,031
Kimberly-Clark de Mexico SAB de
  CV...........................      43,356       196,867
Telefonos de Mexico SA de CV...     298,776       498,435
TV Azteca SA de CV.............     141,340       132,079
Urbi Desarrollos Urbanos SA de
  CV*..........................      32,728       138,057
Wal-Mart de Mexico SAB de CV...     121,188       518,913
                                              -----------
TOTAL MEXICO...................                 6,916,135
                                              -----------
PERU -- 3.4%
Companhia de Minas Buenaventura
  SA...........................       4,368       129,702
Companhia Minera Milpo SAA.....      16,004        69,900
Credicorp, Ltd. ...............       4,172       203,302

See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----

Minsur SA......................      36,464   $   103,692
Southern Copper Corp. .........       2,664       190,902
Volcan Cia Minera SAA..........      31,012        93,060
                                              -----------
TOTAL PERU.....................                   790,558
                                              -----------
VENEZUELA -- 0.6%
Companhia Anonima Nacional
  Telefonos de
  Venezuela -- CANTV ADR.......       7,740       134,599
                                              -----------
TOTAL COMMON STOCKS  --
  (Cost $22,971,159)...........                23,747,595
                                              -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class
  Prime Fund (Cost $11,008)....      11,008        11,008
                                              -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $22,982,167)...........                23,758,603
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)......                     8,850
                                              -----------
NET ASSETS -- 100.0%...........               $23,767,453
                                              ===========




 *  Non-income producing security
(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of March 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.7%
EGYPT -- 5.9%
Commercial International Bank...    9,386       $91,532
Eastern Tobacco ................    1,106        77,663
Egyptian Financial Group-Hermes
  Holding*......................    8,710        57,646
El Watany Bank of Egypt*........    6,352        47,705
Orascom Construction
  Industries....................    2,282       114,576
Orascom Hotels & Development*...    2,730        21,303
Orascom Telecom Holding SAE
  GDR...........................    2,962       201,416
Sidi Kerir Petrochemicals Co. ..    9,762        35,475
Suez Cement ....................    3,452        37,882
Telecom Egypt...................   15,656        44,168
                                            -----------
TOTAL EGYPT.....................                729,366
                                            -----------
ISRAEL -- 18.7%
Alvarion, Ltd.*.................    3,490        28,100
Bank Hapoalim BM................   38,998       187,250
Bank Leumi Le-Israel BM.........   38,192       137,811
Bezeq Israeli Telecommunication
  Corp., Ltd. ..................   41,864        64,654
Check Point Software
  Technologies, Ltd.*...........    5,260       117,193
Delek Automotive Systems,
  Ltd. .........................    7,500        58,005
Delek Group, Ltd. ..............      308        60,296
ECI Telecom, Ltd.*..............    3,124        25,617
Elbit Systems, Ltd. ............    2,860       102,167
Gazit Globe, Ltd. ..............    4,364        57,823
Israel Chemicals, Ltd. .........   18,980       129,805
Israel Discount Bank, Ltd.*.....   27,560        57,958
Makhteshim-Agan Industries,
  Ltd. .........................   12,834        80,517
Mizrahi Tefahot Bank, Ltd. .....   10,304        76,220
NICE Systems, Ltd.*.............    2,030        70,271
RADVision, Ltd.*................    1,402        33,087
Saifun Semiconductors, Ltd.*....    3,030        35,603
Syneron Medical, Ltd.*..........    1,040        28,132
Teva Pharmaceutical Industries,
  Ltd. .........................   24,806       917,768
The Israel Corp., Ltd. .........       98        51,794
                                            -----------
TOTAL ISRAEL....................              2,320,071
                                            -----------
JORDAN -- 3.2%
Arab Bank PLC...................    8,680       300,556
Jordanian Electric Power Co. ...   15,568        72,680
United Arab Investors...........    6,378        22,849
                                            -----------
TOTAL JORDAN....................                396,085
                                            -----------
MOROCCO -- 5.8%
Attijariwafa Bank...............      522       163,081
Banque Centrale Populaire.......      180        52,007
Banque Marocaine du Commerce et
  de l'Industrie................      470        72,577
Banque Marocaine du Commerce
  Exterieur.....................      752       194,585
Ciments du Maroc................      204        70,544
Douja Promotion Groupe Addoha
  SA*...........................      150        52,032
ONA SA..........................      564       111,169
                                            -----------
TOTAL MOROCCO...................                715,995
                                            -----------
SOUTH AFRICA -- 66.1%
ABSA Group, Ltd. ...............   10,192       196,055
African Bank Investments,
  Ltd. .........................   20,412        85,279
African Rainbow Minerals,
  Ltd.*.........................    4,170        59,222
Alexander Forbes, Ltd.*.........   31,402        71,745
Allan Gray Property Trust.......   74,594        70,454
Anglo Platinum, Ltd. ...........    1,808       285,316
AngloGold Ashanti, Ltd. ........    4,654       208,556
Aquarius Platinum, Ltd..........    3,184       102,167
Aspen Pharmacare Holdings,
  Ltd.*.........................   17,550        89,535
Aveng, Ltd. ....................   10,932        69,338
Barloworld, Ltd. ...............    5,776       144,151
Bidvest Group, Ltd. ............    9,526       181,247
Edgars Consolidated Stores,
  Ltd. .........................   16,418       102,752
FirstRand, Ltd. ................  156,868       532,086
Foschini, Ltd. .................    7,836        74,659
Gold Fields, Ltd. ..............   18,988       352,139
Grindrod, Ltd. .................   21,130        49,529
Growthpoint Properties, Ltd. ...   41,772        85,531
Harmony Gold Mining Co., Ltd.*..   10,362       144,661
Hyprop Investments, Ltd. .......   10,102        62,263
Impala Platinum Holdings,
  Ltd. .........................   16,884       530,813
Imperial Holdings, Ltd.*........    4,724        98,681
Investec, Ltd. .................    6,764        87,016
JD Group, Ltd. .................    4,930        60,533
Johnnic Communications, Ltd. ...    5,162        63,702
Kumba Iron Ore, Ltd.*...........    2,612        53,663
Massmart Holdings, Ltd. ........    7,888        91,741
Metorex, Ltd.*..................   14,986        47,691
Mittal Steel South Africa,
  Ltd. .........................    5,814        94,587
MTN Group, Ltd. ................   47,108       639,798
Murray & Roberts Holdings,
  Ltd. .........................   10,778        83,163
Mvelaphanda Resources, Ltd. ....    5,450        39,226
Naspers, Ltd. ..................   10,640       257,473
Nedbank Group, Ltd. ............   14,212       276,304
Network Healthcare Holdings,
  Ltd.*.........................   54,562       104,196
Pick'n Pay Stores, Ltd. ........   14,114        66,906
PSG Group, Ltd. ................    9,076        35,541
Remgro, Ltd. ...................   13,952       348,199
Reunert, Ltd. ..................    7,454        82,942
RMB Holdings, Ltd. .............   27,514       136,536
Sanlam, Ltd. ...................   62,580       172,575
Sappi, Ltd. ....................    7,792       118,183
Sasol, Ltd. ....................   12,974       433,003
Shoprite Holdings, Ltd. ........   19,432        74,352
Standard Bank Group, Ltd. ......   32,034       471,731
Steinhoff International
  Holdings, Ltd. ...............   38,168       122,885
Sun International, Ltd. ........    3,578        68,082
Super Group, Ltd. ..............   27,984        51,318
Telkom SA, Ltd. ................    7,188       164,524
Tiger Brands, Ltd. .............    6,280       153,266
Truworths International, Ltd. ..   18,288        89,517
Woolworths Holdings, Ltd. ......   32,576        98,368
                                            -----------
TOTAL SOUTH AFRICA..............              8,183,200
                                            -----------
TOTAL COMMON STOCKS  -- (Cost
  $11,828,405)..................             12,344,717
                                            -----------
SHORT TERM INVESTMENTS -- 0.0%
  (A)
UNITED STATES -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
AIM Short Term Investment Class
  Prime Fund (Cost $100)........      100           100
                                            -----------
TOTAL INVESTMENTS -- 99.7% (Cost
  $11,828,505)..................             12,344,817
OTHER ASSETS AND
  LIABILITIES -- 0.3%...........                 40,321
                                            -----------
NET ASSETS -- 100.0%............            $12,385,138
                                            ===========



 *  Non-income producing security.
(a) Amount shown represents less than 0.05% of net assets.
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----


COMMON STOCKS -- 99.2%
AUSTRALIA -- 18.6%
Abacus Property Group.........     795,519   $  1,278,893
Babcock & Brown Japan Property
  Trust.......................     731,213      1,134,164
Bunnings Warehouse Property
  Trust.......................     345,960        603,685
Centro Properties Group.......   1,187,302      8,354,297
Centro Retail Group...........     820,137      1,109,767
CFS Retail Property Trust.....       3,379          6,060
CFS Retail Property Trust.....   2,930,371      5,255,404
Commonwealth Property Office
  Fund........................   2,394,482      2,650,103
DB RREEF Trust................   4,141,413      5,771,228
Galileo Shopping America
  Trust.......................   1,490,579      1,402,851
GPT Group.....................   2,938,971     11,728,779
ING Industrial Fund...........   1,528,263      2,913,672
ING Office Fund...............   1,619,511      2,054,065
ING Real Estate Community
  Living Group................     401,851        435,011
Investa Property Group........   2,262,266      4,440,997
Macquarie CountryWide Trust...   1,846,913      3,088,498
Macquarie DDR Trust...........   1,378,315      1,325,031
Macquarie Goodman Group.......   2,067,973     11,677,574
Macquarie Leisure Trust
  Group.......................     318,491        784,743
Macquarie Office Trust........   2,918,216      3,571,582
Macquarie ProLogis Trust......   1,274,390      1,292,042
Tishman Speyer Office Fund....     459,639        924,585
Valad Property Group..........   1,123,802      1,852,041
Westfield Group...............   2,380,219     39,553,208
                                             ------------
TOTAL AUSTRALIA...............                113,208,280
                                             ------------
AUSTRIA -- 4.6%
IMMOEAST AG*..................     395,595      5,897,879
IMMOFINANZ Immobilien Anlagen
  AG*.........................     646,619     10,328,965
Meinl European Land, Ltd.*....     431,853     11,968,611
                                             ------------
TOTAL AUSTRIA.................                 28,195,455
                                             ------------
BELGIUM -- 0.7%
Befimmo S.C.A. ...............      12,139      1,577,102
Cofinimmo.....................      12,480      2,589,929
                                             ------------
TOTAL BELGIUM.................                  4,167,031
                                             ------------
CANADA -- 6.8%
Alexis Nihon REIT.............      18,763        302,511
Boardwalk REIT................      37,579      1,445,309
Brookfield Asset Management,
  Inc. (Class A)..............     548,737     28,700,898
Calloway REIT.................      53,831      1,301,388
Canadian Apartment Properties
  REIT........................      43,482        776,808
Canadian REIT.................      41,865      1,124,964
First Capital Realty, Inc. ...      41,598        987,621
H&R REIT......................      90,337      1,927,878
Legacy Hotels REIT............      74,214        871,668
Primaris Retail REIT..........      40,964        721,526
RioCan REIT...................     144,171      3,104,241
                                             ------------
TOTAL CANADA..................                 41,264,812
                                             ------------
CHINA -- 7.8%
Champion REIT*................   2,093,000      1,151,729
Chinese Estates Holdings,
  Ltd. .......................   1,574,000      2,187,496
GZI REIT......................   1,052,000        415,994
Hang Lung Group, Ltd. ........   1,253,000      4,441,642
Hang Lung Properties, Ltd. ...   2,650,000      7,409,860
Henderson Investment, Ltd. ...   1,310,000      2,678,926
Henderson Land Development
  Co., Ltd. ..................     958,000      5,590,402
HongKong Land Holdings,
  Ltd. .......................   1,792,000      8,350,720
Hysan Development Co., Ltd. ..     923,000      2,504,092
Kerry Properties, Ltd. .......     662,500      3,395,479
Prosperity REIT...............   1,622,000        367,398
The Link REIT.................   2,407,500      5,785,949
Wheelock & Co., Ltd. .........   1,416,000      3,174,754
                                             ------------
TOTAL CHINA...................                 47,454,441
                                             ------------
FRANCE -- 6.1%
Fonciere des Regions..........      24,190      4,503,565
Gecina SA.....................      18,812      3,486,041
Klepierre.....................      33,369      6,433,670
Societe Immobiliere de
  Location pour l'Industrie et
  le Commerce.................      14,932      2,677,396
Unibail.......................      65,665     19,831,577
                                             ------------
TOTAL FRANCE..................                 36,932,249
                                             ------------

GERMANY -- 1.0%
IVG Immobilien AG.............     126,108      6,018,093
                                             ------------
ITALY -- 0.8%
Beni Stabili SpA..............   1,642,937      2,733,745
Pirelli & C Real Estate SpA...      28,437      2,149,724
                                             ------------
TOTAL ITALY...................                  4,883,469
                                             ------------
JAPAN -- 19.8%

Aeon Mall Co., Ltd. ..........      81,500      2,388,228
Creed Office Investment
  Corp. ......................         123        756,282
DA Office Investment Corp. ...         123        957,332
Daibiru Corp. ................      87,800      1,251,471
Diamond City Co., Ltd. .......      54,600      1,236,968
Frontier Real Estate
  Investment Corp. ...........         139      1,436,206
Fukuoka REIT Corp. ...........         115      1,061,613
Global One Real Estate
  Investment Corp. ...........         106      1,301,715
Hankyu REIT, Inc. ............          83        815,414
Heiwa Real Estate Co., Ltd. ..     217,000      1,459,225
Japan Excellent, Inc. ........         182      2,019,225
Japan Hotel and Resort,
  Inc. .......................         126        746,983
Japan Prime Realty Investment
  Corp. ......................         824      3,614,923
Japan Real Estate Investment
  Corp. ......................         582      7,689,350
Japan Retail Fund Investment
  Corp. ......................         546      5,364,048
Kenedix Realty Investment
  Corp. ......................         214      1,658,353
Mitsui Fudosan Co., Ltd. .....   1,248,000     36,570,654
Mori Hills REIT Investment
  Corp. ......................         118      1,209,232
Mori Trust Sogo Reit, Inc. ...         152      1,982,469
New City Residence Investment
  Corp. ......................         227      1,332,297
Nippon Building Fund, Inc. ...         727     12,006,352
Nippon Commercial Investment
  Corp. ......................         363      1,989,083
Nippon Residential Investment
  Corp. ......................         265      1,764,048
Nomura Real Estate Office
  Fund, Inc. .................         356      4,552,700
NTT Urban Development Corp. ..       1,571      3,672,208
Orix JREIT, Inc. .............         291      2,710,989
Premier Investment Co. .......         123      1,039,627
Shoei Co., Ltd. ..............      51,400      1,475,723
Suruga Corp. .................      44,600      1,080,296
TOC Co., Ltd. ................     166,000      1,100,809
Tokyu Land Corp. .............     671,000      7,632,039

See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----

Tokyu REIT, Inc. .............         233   $  2,525,852
Top REIT, Inc. ...............         214      1,596,731
United Urban Investment
  Corp. ......................         214      1,792,471
Zephyr Co., Ltd. .............         273        640,449
                                             ------------
TOTAL JAPAN...................                120,431,365
                                             ------------
NETHERLANDS -- 5.0%
Corio NV......................      97,444      8,821,754
Eurocommercial Properties NV..      44,637      2,615,010
Rodamco Europe NV.............     121,398     16,814,374
Vastned Retail NV.............      25,028      2,542,013
                                             ------------
TOTAL NETHERLANDS.............                 30,793,151
                                             ------------
NEW ZEALAND -- 0.6%
AMP NZ Office Trust...........     556,084        560,616
ING Property Trust............     806,042        778,032
Kiwi Income Property Trust....   1,048,779      1,237,298
Macquarie Goodman Property
  Trust.......................     727,355        832,094
                                             ------------
TOTAL NEW ZEALAND.............                  3,408,040
                                             ------------
SINGAPORE -- 5.5%
Allco Commercial REIT.........     637,000        541,181
Ascendas REIT.................   1,413,000      2,224,098
Cambridge Industrial Trust....     622,912        336,399
CapitaCommercial Trust........   1,325,000      2,425,909
CapitaLand, Ltd. .............   2,363,000     12,449,947
CapitaMall Trust..............   1,470,000      3,640,148
Guocoland, Ltd. ..............     756,000      2,091,149
Macquarie MEAG Prime REIT.....   1,052,000        831,401
Mapletree Logistics Trust.....     902,000        766,320
Singapore Land, Ltd. .........     223,000      1,556,770
Suntec REIT...................   1,804,000      2,352,424
United Industrial Corp.,
  Ltd. .......................   1,052,000      2,009,220
UOL Group, Ltd................     728,000      2,445,205
                                             ------------
TOTAL SINGAPORE...............                 33,670,171
                                             ------------
SOUTH AFRICA -- 0.5%
Allan Gray Property Trust.....   1,477,047      1,395,074
Capital Property Fund.........     331,776        244,743
Johnnic Holdings, Ltd.*.......      24,308         38,377
SA Corporate Real Estate
  Fund........................   1,079,835        625,344
Sycom Property Fund...........     271,878        775,991
                                             ------------
TOTAL SOUTH AFRICA............                  3,079,529
                                             ------------
SPAIN -- 0.6%
Fadesa Inmobiliaria SA........       2,514        114,116
Metrovacesa SA................      28,766      3,386,916
                                             ------------
TOTAL SPAIN...................                  3,501,032
                                             ------------
SWEDEN -- 1.6%
Castellum AB..................     238,722      3,436,514
Fabege AB.....................     113,295      2,833,949
Kungsleden AB.................     202,390      3,620,237
                                             ------------
TOTAL SWEDEN..................                  9,890,700
                                             ------------
SWITZERLAND -- 1.0%
PSP Swiss Property AG*........      69,525      4,214,326
Swiss Prime Site AG*..........      32,464      1,994,430
                                             ------------
TOTAL SWITZERLAND.............                  6,208,756
                                             ------------
THAILAND -- 0.0% (A)
Amata Corp. PCL...............     672,500        211,297
                                             ------------
UNITED KINGDOM -- 18.2%
British Land Co. PLC..........     741,328     22,217,172
Brixton PLC...................     343,074      3,421,636
Capital & Regional PLC........      97,303      2,939,016
Derwent Valley Holdings PLC...     129,455      5,512,311
Grainger PLC..................     176,469      2,230,727
Great Portland Estates PLC....     240,913      3,666,713
Hammerson PLC.................     407,517     13,851,580
Land Securities Group PLC.....     628,445     26,377,648
Liberty International PLC.....     429,500     10,504,724
Minerva PLC*..................     238,410      1,785,083
Quintain Estates & Development
  PLC.........................     182,400      3,203,653
Shaftesbury PLC...............     195,950      2,918,959
Slough Estates PLC............     634,678      9,759,432
Workspace Group PLC...........     232,471      2,294,603
                                             ------------
TOTAL UNITED KINGDOM..........                110,683,257
                                             ------------
TOTAL COMMON STOCKS  --
  (Cost $578,338,861).........                604,001,128
                                             ------------
RIGHTS -- 0.0% (A)
SWEDEN -- 0.0% (A)
Fabege AB* (expiring 4/27/07)
  (Cost $0)...................     111,079             --
                                             ------------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $870,317)...................     870,317        870,317
                                             ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $579,209,178).........                604,871,445
OTHER ASSETS AND
  LIABILITIES -- 0.7%.........                  4,528,484
                                             ------------
NET ASSETS -- 100.0%..........               $609,399,929
                                             ============




 *  Non-income producing security
(a) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----


COMMON STOCKS -- 99.6%
AUSTRALIA -- 1.9%
AGL Energy, Ltd.*...............    4,086   $    53,243
Macquarie Infrastructure Group..   27,438        85,116
Toll Holdings, Ltd. ............    6,906       114,370
Transurban Group................    9,039        56,665
                                            -----------
TOTAL AUSTRALIA.................                309,394
                                            -----------
BRAZIL -- 0.3%
Cia Energetica de Minas Gerais
  ADR...........................      960        46,704
                                            -----------
CANADA -- 2.1%
Enbridge, Inc. .................    3,723       121,534
TransAlta Corp. ................    2,172        47,068
TransCanada Corp. ..............    5,274       175,320
                                            -----------
TOTAL CANADA....................                343,922
                                            -----------
CHINA -- 2.3%
China Merchants Holdings
  International Co., Ltd. ......   12,000        50,677
CLP Holdings, Ltd. .............   19,500       142,739
Hong Kong & China Gas Co. ......   42,000        93,844
Hong Kong Electric Holdings.....   16,500        84,672
                                            -----------
TOTAL CHINA.....................                371,932
                                            -----------
FRANCE -- 8.6%
Electricite de France...........    2,781       232,333
Gaz de France SA................    2,136        98,778
Suez SA.........................   13,779       724,139
Veolia Environnement............    4,422       327,634
                                            -----------
TOTAL FRANCE....................              1,382,884
                                            -----------
GERMANY -- 9.0%
E.ON AG.........................    7,146       968,172
Fraport AG Frankfurt Airport
  Services Worldwide............      393        28,605
RWE AG..........................    4,257       448,747
                                            -----------
TOTAL GERMANY...................              1,445,524
                                            -----------
ITALY -- 5.2%
AEM SpA.........................    9,756        35,064
Autostrade SpA..................    3,099        99,006
Enel SpA........................   49,992       533,040
Hera SpA........................   11,022        46,217
Snam Rete Gas SpA...............   10,599        67,052
Terna- Rete Elettrica Nazionale
  SpA...........................   16,260        60,172
                                            -----------
TOTAL ITALY.....................                840,551
                                            -----------
JAPAN -- 9.2%

Chubu Electric Power Co.,
  Inc. .........................    6,300       216,092
Electric Power Development Co.,
  Ltd. .........................    1,800        90,400
Hokkaido Electric Power Co.,
  Inc. .........................    1,800        47,715
Hokuriku Electric Power Co. ....    1,800        39,712
Kyushu Electric Power Co.,
  Inc. .........................    3,600       102,139
Osaka Gas Co., Ltd. ............   18,000        69,668
Shikoku Electric Power Co.,
  Inc. .........................    2,100        50,066
The Chugoku Electric Power Co.,
  Inc. .........................    3,000        66,949
The Kansai Electric Power Co.,
  Inc. .........................    7,800       223,942
The Tokyo Electric Power Co.,
  Inc. .........................   10,800       368,613
Tohoku Electric Power Co.,
  Inc. .........................    3,900        98,759
Tokyo Gas Co., Ltd. ............   21,000       116,849
                                            -----------
TOTAL JAPAN.....................              1,490,904
                                            -----------

PORTUGAL -- 1.3%
Brisa-Auto Estradas de Portugal
  SA............................    4,377        57,216
Energias de Portugal SA.........   29,727       159,076
                                            -----------
TOTAL PORTUGAL..................                216,292
                                            -----------

SOUTH KOREA -- 0.7%
Korea Electric Power Corp.
  ADR*..........................    5,799       115,980
                                            -----------

SPAIN -- 9.3%
Abertis Infraestructuras SA.....    3,075        98,444
Cintra Concesiones de
  Infraestructuras de Transporte
  SA............................    2,238        41,767
Enagas SA.......................    1,941        49,970
Endesa SA.......................   11,475       618,330
Gas Natural SDG SA..............    2,427       113,559
Iberdrola SA....................    9,774       460,447
Sociedad General de Aguas de
  Barcelona SA..................      813        28,841
Union Fenosa SA.................    1,650        88,669
                                            -----------
TOTAL SPAIN.....................              1,500,027
                                            -----------

UNITED KINGDOM -- 10.9%
British Energy Group PLC*.......    6,150        58,774
Centrica PLC....................   39,333       298,168
International Power PLC.........   16,104       125,237
Kelda Group PLC.................    3,891        71,584
National Grid PLC...............   29,409       460,009
Scottish & Southern Energy PLC..    9,279       280,452
Scottish Power PLC..............   16,098       252,590
Severn Trent PLC................    2,526        71,046
United Utilities PLC............    9,468       140,297
                                            -----------
TOTAL UNITED KINGDOM............              1,758,157
                                            -----------

UNITED STATES -- 38.8%
Allegheny Energy, Inc.*.........    1,863        91,548
Alliant Energy Corp. ...........    1,242        55,666
Ameren Corp. ...................    2,172       109,252
American Electric Power Co.,
  Inc. .........................    4,344       211,770
American Tower Corp. (Class
  A)*...........................    4,653       181,234
CenterPoint Energy, Inc. .......    3,414        61,247
Consolidated Edison, Inc. ......    2,793       142,611
Constellation Energy Group,
  Inc. .........................    1,863       161,988
Crown Castle International
  Corp.*........................    2,172        69,786
Dominion Resources, Inc. .......    3,723       330,491
DTE Energy Co. .................    1,863        89,238
Duke Energy Corp. ..............   13,650       276,959
Edison International............    3,414       167,730
El Paso Corp. ..................    7,755       112,215
Entergy Corp. ..................    2,172       227,886
Equitable Resources, Inc. ......    1,242        60,013
Exelon Corp. ...................    7,137       490,383
FirstEnergy Corp. ..............    3,414       226,143
FPL Group, Inc. ................    4,344       265,722
KeySpan Corp. ..................    1,863        76,662
Kinder Morgan, Inc. ............    1,242       132,211
Mirant Corp.*...................    2,793       113,005
NiSource, Inc. .................    2,793        68,261
Northeast Utilities.............    1,551        50,826
Oneok, Inc. ....................    1,242        55,890
Pepco Holdings, Inc. ...........    2,172        63,031
PG&E Corp. .....................    3,723       179,709
Pinnacle West Capital Corp. ....      930        44,873
PPL Corp. ......................    4,032       164,909

See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----

Progress Energy, Inc. ..........    2,793   $   140,879
Public Service Enterprise Group,
  Inc. .........................    2,793       231,931
Questar Corp. ..................      930        82,965
SCANA Corp. ....................    1,242        53,617
Sempra Energy...................    2,793       170,401
Spectra Energy Corp. ...........    6,825       179,293
The AES Corp.*..................    7,137       153,588
Southern Co. ...................    8,067       295,656
Williams Cos., Inc. ............    6,516       185,445
TXU Corp. ......................    4,965       318,257
Wisconsin Energy Corp. .........    1,242        60,262
Xcel Energy, Inc. ..............    4,344       107,253
                                            -----------
TOTAL UNITED STATES.............              6,260,806
                                            -----------
TOTAL COMMON STOCKS --  (Cost
  $15,089,900)..................             16,083,077
                                            -----------
SHORT TERM INVESTMENTS -- 0.3%
UNITED STATES -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $54,251).....   54,251        54,251
                                            -----------
TOTAL INVESTMENTS -- 99.9% (Cost
  $15,144,151)..................             16,137,328
OTHER ASSETS AND
  LIABILITIES -- 0.1%...........                 19,717
                                            -----------
NET ASSETS -- 100.0%............            $16,157,045
                                            ===========




* Non-income producing security
ADR = American Depositary Receipt






See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----


COMMON STOCKS -- 99.9%
ARGENTINA -- 0.1%
Tenaris SA ADR .................       881   $    40,438
                                             -----------
AUSTRALIA -- 4.8%
Alinta, Ltd. ...................     2,249        26,381
Alumina, Ltd. ..................     6,942        40,995
Amcor, Ltd. ....................     5,737        34,992
AMP, Ltd. ......................     5,838        49,002
Australia & New Zealand Banking
  Group, Ltd. ..................     4,300       103,171
Babcock & Brown, Ltd. ..........     1,182        26,231
BHP Billiton, Ltd. .............     9,457       228,355
BlueScope Steel, Ltd. ..........     3,691        31,311
Boral, Ltd. ....................     4,816        32,059
Brambles, Ltd.*.................     5,001        54,985
CFS Retail Property Trust.......    29,193        52,356
Coca-Cola Amatil, Ltd. .........     6,359        45,205
Coles Group, Ltd. ..............     4,030        52,904
Commonwealth Bank of Australia..     3,187       129,387
CSL, Ltd. ......................       657        43,718
Foster's Group, Ltd. ...........     7,601        42,061
Insurance Australia Group,
  Ltd. .........................     6,906        32,693
Lend Lease Corp., Ltd. .........     2,225        35,931
Macquarie Bank, Ltd. ...........       833        55,686
Macquarie Infrastructure Group..    12,063        37,421
Macquarie Office Trust..........    72,178        88,338
National Australia Bank, Ltd. ..     3,910       127,611
Newcrest Mining, Ltd. ..........     1,412        27,137
Origin Energy, Ltd. ............     5,664        41,229
Perpetual, Ltd. ................       531        33,288
Qantas Airways, Ltd. ...........     6,219        26,376
QBE Insurance Group, Ltd. ......     2,221        56,589
Rinker Group, Ltd. .............     3,064        44,678
Rio Tinto, Ltd. ................       905        57,618
Santos, Ltd. ...................     4,324        35,453
Sonic Healthcare, Ltd. .........     2,504        29,837
Suncorp-Metway, Ltd. ...........     2,630        44,193
Toll Holdings, Ltd. ............     2,189        36,252
Transurban Group................     5,163        32,366
Wesfarmers, Ltd. ...............     1,526        46,541
Westfield Group.................     3,868        64,276
Westpac Banking Corp.*..........     4,482        95,408
Woodside Petroleum, Ltd. .......     1,761        56,179
Woolworths, Ltd. ...............     3,349        73,562
Zinifex, Ltd. ..................     1,823        23,239
                                             -----------
TOTAL AUSTRALIA.................               2,195,014
                                             -----------
AUSTRIA -- 0.5%
Boehler-Uddeholm AG.............       591        56,643
Erste Bank der Oesterreichischen
  Sparkassen AG.................       585        45,400
OMV AG..........................       693        43,495
Raiffeisen International Bank
  Holding AG....................       150        21,042
Telekom Austria AG..............     1,418        35,316
Wienerberger AG.................       531        33,045
                                             -----------
TOTAL AUSTRIA...................                 234,941
                                             -----------
BELGIUM -- 0.9%
Delhaize Group..................       314        28,761
Dexia...........................     1,931        57,424
Fortis..........................     3,203       145,775
InBev NV........................       561        40,363
KBC Groep NV....................       531        65,814
Solvay SA.......................       278        42,572
UCB SA..........................       453        26,273
                                             -----------
TOTAL BELGIUM...................                 406,982
                                             -----------
BRAZIL -- 1.4%
Banco Bradesco SA ADR...........     1,550        62,682
Banco Itau Holding Financeira SA
  ADR...........................     1,712        59,612
Companhia de Bebidas das
  Americas ADR..................       749        41,165
Companhia Energetica de Minas
  Gerais ADR....................       579        28,168
Companhia Siderurgica Nacional
  SA ADR........................       693        29,688
Companhia Vale do Rio Doce ADR..     5,013       156,807
Gerdau SA ADR...................     1,688        30,603
Petroleo Brasileiro SA ADR......     1,913       170,927
Tele Norte Leste Participacoes
  SA ADR........................     2,003        27,721
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR............       447        39,095
                                             -----------
TOTAL BRAZIL....................                 646,468
                                             -----------

CANADA -- 5.9%
Agrium, Inc. ...................       833        32,023
Alcan, Inc. ....................     1,182        61,659
Bank of Montreal*...............     1,460        88,234
Bank of Nova Scotia.............     2,564       118,215
Barrick Gold Corp. .............     2,738        78,178
Brookfield Asset Management,
  Inc. (Class A)*...............     1,158        60,567
Brookfield Properties Corp. ....       917        37,319
Cameco Corp. ...................     1,158        47,478
Canadian Imperial Bank of
  Commerce......................       977        84,849
Canadian National Railway Co. ..     1,598        70,533
Canadian Natural Resources,
  Ltd.*.........................     1,598        88,304
Canadian Pacific Railway,
  Ltd. .........................       693        39,016
Canadian Tire Corp., Ltd. (Class
  A) ...........................       513        33,235
Cognos, Inc.*...................       567        22,313
Enbridge, Inc. .................     1,418        46,289
EnCana Corp. ...................     2,377       120,328
Gildan Activewear, Inc.*........       489        28,823
Goldcorp, Inc. .................     2,195        52,723
Husky Energy Inc. ..............       585        40,902
IGM Financial, Inc. ............       983        41,633
Imperial Oil, Ltd. .............     1,310        48,601
Loblaw Cos., Ltd. ..............       929        37,042
Magna International, Inc. (Class
  A)............................       489        36,716
Manulife Financial Corp. .......     4,132       142,192
MDS, Inc. ......................     1,610        30,493
National Bank of Canada.........       887        48,039
Nexen, Inc. ....................       905        55,477
Nortel Networks, Corp.*.........     1,304        31,276
Onex, Corp. ....................     1,574        43,742
Penn West Energy Trust..........     1,244        36,630
Petro-Canada....................     1,616        63,245
Potash Corp of Saskatchewan.....       332        52,981
Research In Motion*.............       489        66,760
Rogers Communications Inc. .....     1,400        45,860
Royal Bank of Canada............     3,367       167,817
Shaw Communications, Inc. ......       749        27,645
Shell Canada, Ltd. .............       306        11,923
Shoppers Drug Mart Corp. .......       953        42,254
SNC-Lavalin Group, Inc. ........     1,019        29,201

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----

Sun Life Financial, Inc. .......     1,658   $    75,481
Suncor Energy, Inc. ............     1,340       102,040
Talisman Energy, Inc. ..........     3,667        64,399
Teck Cominco, Ltd. .............       675        47,095
TELUS Corp. ....................       345        17,231
TELUS Corp. ....................       348        17,767
The Thomson Corp. ..............     1,128        46,747
TransAlta Corp. ................     1,793        38,855
TransCanada Corp. ..............     1,694        56,312
TSX Group, Inc. ................       719        30,695
                                             -----------
TOTAL CANADA....................               2,707,137
                                             -----------

CHILE -- 0.2%
Empresa Nacional de Electricidad
  SA ADR........................       977        39,217
Enersis SA ADR..................     1,823        29,696
                                             -----------
TOTAL CHILE.....................                  68,913
                                             -----------

CHINA -- 3.0%
Bank of China, Ltd.(*)..........    72,000        35,842
Bank of Communications Co.,
  Ltd. .........................    24,000        24,693
Bank of East Asia, Ltd. ........     8,400        48,857
Cheung Kong Holdings, Ltd. .....     6,000        75,938
China Life Insurance Co.,
  Ltd. .........................    24,000        69,105
China Merchants Holdings
  International Co., Ltd. ......    12,000        50,677
China Mobile, Ltd. .............    12,000       109,185
China Petroleum & Chemical
  Corp. ........................    60,000        50,753
China Resources Enterprise......    12,000        40,004
China Telecom Corp., Ltd. ......    60,000        29,408
Citic 1616 Holdings, Ltd. ......       400           133
Citic Pacific, Ltd. ............    12,000        44,380
CNOOC, Ltd. ....................    48,000        42,077
COSCO Pacific, Ltd. ............    12,000        29,730
Espirit Holdings, Ltd. .........     3,000        35,051
Foxconn International Holdings,
  Ltd.*.........................     6,000        18,428
Guangzhou R&F Properties Co.,
  Ltd. .........................    12,000        26,659
Hang Lung Properties, Ltd. .....    12,000        33,554
Henderson Land Development Co.,
  Ltd. .........................     4,000        23,342
Hong Kong & China Gas Co. ......    24,000        53,625
Hong Kong Exchanges and
  Clearing, Ltd. ...............     3,000        29,177
Huaneng Power International,
  Inc. .........................    24,000        20,824
Hutchison Whampoa, Ltd. ........     6,000        57,664
Industrial & Commercial Bank of
  China*........................    84,000        47,083
Li & Fung, Ltd. ................    12,000        37,700
New World Development, Ltd. ....    12,000        27,212
PCCW, Ltd. .....................    36,000        21,607
PetroChina Co., Ltd. ...........    60,000        71,101
Ping An Insurance Group Co. of
  China, Ltd. ..................     6,000        29,408
Shangri-La Asia, Ltd. ..........    12,000        29,638
Sun Hung Kai Properties, Ltd. ..     6,000        69,335
Swire Pacific, Ltd. ............     6,000        67,300
The Link REIT...................    15,000        36,050
                                             -----------
TOTAL CHINA.....................               1,385,540
                                             -----------

CZECH REPUBLIC -- 0.1%
Telefonica O2 Czech Republic AS
  GDR...........................     1,134        32,886
                                             -----------
DENMARK -- 0.7%
AP Moller -- Maersk AS..........         6        62,384
Danisco AS......................       441        34,625
Danske Bank AS..................     1,128        52,293
DSV AS..........................       150        26,208
GN Store Nord...................     1,532        21,621
Novo-Nordisk AS (Class B).......       779        70,836
Vestas Wind Systems AS*.........       651        36,344
                                             -----------
TOTAL DENMARK...................                 304,311
                                             -----------

FINLAND -- 1.4%
Elisa Oyj.......................       995        28,728
Fortum Oyj......................     1,448        42,078
Kesko Oyj (Class B).............       603        32,051
Kone Oyj (Class B)..............       549        31,256
Metso Oyj.......................       639        33,641
Neste Oil Oyj...................       953        32,730
Nokia Oyj.......................     9,211       211,261
Outokumpu Oyj...................       627        21,475
Sampo Oyj (Class A).............     1,586        47,967
Stora Enso Oyj..................     2,377        41,134
TietoEnator Oyj.................       693        20,110
UPM-Kymmene Oyj.................     1,949        49,476
Wartsila Oyj (Class B)..........       441        27,174
YIT Oyj.........................     1,098        37,709
                                             -----------
TOTAL FINLAND...................                 656,790
                                             -----------

FRANCE -- 7.8%
Accor SA........................       681        64,852
Air France-KLM..................       639        29,048
Air Liquide SA..................       338        82,112
Alcatel-Lucent SA...............     6,569        77,038
Alstom*.........................       320        41,383
AXA.............................     4,282       180,918
BNP Paribas.....................     2,171       225,963
Bouygues SA.....................       681        52,442
Cap Gemini SA...................       471        35,731
Carrefour SA....................     1,688       123,022
Cie Generale d'Optique Essilor
  International SA..............       495        56,667
Compagnie de Saint-Gobain.......       893        86,978
Compagnie Generale des
  Etablissements Michelin.......       483        53,152
Credit Agricole SA..............     1,718        66,755
France Telecom SA...............     4,771       125,558
Groupe Danone...................       657       106,959
Hermes International............       290        39,985
L'Oreal SA......................       809        88,015
Lafarge SA......................       429        67,208
Lagardere SCA...................       543        41,663
LVMH Moet Hennessy Louis Vuitton
  SA*...........................       657        72,633
Neopost SA......................       248        35,323
Pernod-Ricard SA................       285        57,597
Peugeot SA......................       585        41,085
PPR.............................       206        32,827
Publicis Groupe.................       713        34,320
Renault SA......................       549        63,982
Sanofi-Aventis..................     2,750       238,309
Schneider Electric..............        28         3,429
Schneider Electric SA...........       731        92,471
Societe Generale................       941       162,051
Sodexho Alliance SA.............       423        30,862
Suez SA.........................     2,804       147,361
Technip SA......................       441        32,240
Thomson.........................     1,316        25,243
Total SA........................     5,676       396,292

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----

Unibail.........................       194   $    58,590
Valeo SA........................       597        34,895
Vallourec SA....................       132        33,663
Veolia Environnement............       845        62,608
Vinci SA........................       651       100,541
Vivendi.........................     3,257       131,888
                                             -----------
TOTAL FRANCE....................               3,533,659
                                             -----------
GERMANY -- 6.2%
Adidas AG.......................       935        50,943
Allianz SE......................     1,182       241,850
Altana AG.......................       357        23,105
BASF AG.........................     1,286       144,275
Bayer AG........................     2,045       130,230
Commerzbank AG..................     1,859        81,959
Continental AG..................       447        57,575
DaimlerChrysler AG..............     2,564       209,562
Deutsche Bank AG................     1,424       191,148
Deutsche Boerse AG..............       332        75,793
Deutsche Lufthansa AG...........     1,116        30,202
Deutsche Post AG*...............     2,287        68,985
Deutsche Telekom AG.............     7,967       131,293
E.ON AG.........................     1,676       227,072
Fresenius Medical Care AG & Co
  KGaA..........................       230        33,347
Hypo Real Estate Holding AG.....       567        36,032
Infineon Technologies AG*.......     2,486        38,553
Linde AG........................       393        42,191
MAN AG..........................       435        50,435
Merck KGaA......................       252        32,378
Metro AG........................       549        38,740
Muenchener Rueckversicherungs-
  Gesellschaft AG...............       585        98,594
Porsche AG Preference Shares....        30        45,674
Puma AG Rudolf Dassler Sport....        60        21,861
RWE AG..........................     1,316       138,725
Salzgitter AG...................       182        26,485
SAP AG..........................     2,504       111,229
Siemens AG......................     2,281       242,969
ThyssenKrupp AG.................     1,092        53,842
TUI AG..........................     1,122        27,646
Volkswagen AG...................       693       103,780
                                             -----------
TOTAL GERMANY...................               2,806,473
                                             -----------
GREECE -- 0.2%
Hellenic Telecommunications
  Organization SA ADR*..........     2,498        34,348
National Bank of Greece SA ADR..     6,489        69,562
                                             -----------
TOTAL GREECE....................                 103,910
                                             -----------
HUNGARY -- 0.2%
MOL Hungarian Oil and Gas NyRt..       375        43,189
Richter Gedeon NyRt.............       170        30,650
                                             -----------
TOTAL HUNGARY...................                  73,839
                                             -----------
INDIA -- 0.6%
Dr Reddy's Laboratories, Ltd.
  ADR...........................     1,394        22,945
HDFC Bank, Ltd. ADR.............       423        27,262
ICICI Bank, Ltd. ADR............     1,050        38,588
Infosys Technologies, Ltd. ADR..     1,304        65,526
Reliance Industries, Ltd. GDR
  (b)...........................     1,077        67,636
Satyam Computer Services, Ltd.
  ADR...........................     1,292        29,328
Tata Motors, Ltd. ADR...........     1,232        19,971
                                             -----------
TOTAL INDIA.....................                 271,256
                                             -----------
INDONESIA -- 0.2%
Astra International Tbk PT......    15,000        21,699
Bank Rakyat Indonesia PT........    45,000        24,904
Telekomunikasi Indonesia Tbk
  PT............................    33,000        35,622
                                             -----------
TOTAL INDONESIA.................                  82,225
                                             -----------

IRELAND -- 0.7%
Allied Irish Banks PLC..........     2,287        67,584
Bank of Ireland.................     2,854        61,356
C&C Group PLC...................     1,496        22,642
CRH PLC.........................     1,610        68,581
DCC PLC.........................       857        30,071
Depfa Bank PLC..................     1,418        25,237
Grafton Group PLC*..............     1,622        24,290
Irish Life & Permanent PLC......     1,244        34,030
                                             -----------
TOTAL IRELAND...................                 333,791
                                             -----------
ISRAEL -- 0.4%
Bank Hapoalim BM................     8,594        41,264
Bank Leumi Le-Israel BM.........     7,697        27,774
Teva Pharmaceutical Industries,
  Ltd. ADR......................     2,401        89,869
                                             -----------
TOTAL ISRAEL....................                 158,907
                                             -----------
ITALY -- 3.2%
Assicurazioni Generali SpA......     2,468       104,603
Autostrade SpA..................     1,334        42,618
Banca Monte dei Paschi di Siena
  SpA...........................     4,861        30,348
Banca Popolare di Milano SCRL...     2,267        34,976
Banco Popolare di Verona e
  Novara Scrl...................     1,748        54,099
Capitalia SpA...................     5,368        48,340
Enel SpA........................    11,322       120,721
Eni SpA.........................     6,701       217,292
Fiat SpA........................     1,931        48,505
Finmeccanica SpA................     1,340        40,152
Intesa Sanpaolo.................    22,231       168,235
Lottomatica SpA.................       809        32,113
Mediaset SpA....................     3,421        37,091
Mediobanca SpA..................     1,841        40,852
Pirelli & C SpA.................    21,647        23,830
Seat Pagine Gialle SpA..........    38,747        23,803
Telecom Italia SpA..............    39,784       113,067
UniCredito Italiano SpA.........    20,585       195,237
Unione di Banche Italiane SCPA..     1,979        58,351
                                             -----------
TOTAL ITALY.....................               1,434,233
                                             -----------
JAPAN -- 17.7%
Advantest Corp. ................       600        26,576
Aeon Co., Ltd. .................     1,800        35,825
Aisin Seiki Co., Ltd. ..........       600        20,987
Asahi Breweries, Ltd. ..........     1,800        28,812
Asahi Glass Co., Ltd. ..........     6,000        84,302
Asahi Kasei Corp. ..............     6,000        43,599
Astellas Pharma, Inc. ..........     1,800        77,442
Bridgestone Corp. ..............     1,800        35,901
Canon, Inc. ....................     3,000       160,830
Casio Computer Co., Ltd. .......     1,200        26,221
Central Japan Railway Co. ......         6        68,092
Chubu Electric Power Co.,
  Inc. .........................     1,800        61,740

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----

Chugai Pharmaceutical Co.,
  Ltd. .........................     1,200   $    30,286
Credit Saison Co., Ltd. ........       600        19,716
Daiichi Sankyo Co, Ltd. ........     2,400        73,377
Daikin Industries, Ltd. ........     1,200        41,668
Daiwa Securities Group, Inc. ...     6,000        72,310
Denso Corp. ....................     1,200        44,514
Dentsu, Inc. ...................         6        16,769
East Japan Railway Co. .........         6        46,648
Eisai Co., Ltd. ................       600        28,711
Electric Power Development Co.,
  Ltd. .........................       600        30,133
Elpida Memory, Inc.*............       600        23,223
Fanuc, Ltd. ....................       600        55,744
FUJIFILM Holdings Corp. ........     1,800        73,479
Fujitsu, Ltd. ..................     6,000        39,890
Hankyu Hanshin Holdings, Inc. ..     6,000        36,231
Hitachi, Ltd. ..................    12,000        92,890
Hokuhoku Financial Group,
  Inc. .........................     6,000        20,631
Honda Motor Co., Ltd. ..........     4,200       146,195
Hoya Corp. .....................     1,200        39,737
Ibiden Co., Ltd. ...............       600        31,048
Inpex Holdings, Inc.*...........         6        51,831
Isetan Co., Ltd. ...............     1,200        20,885
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .........     6,000        24,899
Itochu Corp. ...................     6,000        59,352
Japan Real Estate Investment
  Corp. ........................         6        79,272
Japan Retail Fund Investment
  Corp. ........................         6        58,946
Japan Tobacco, Inc. ............        12        58,844
JFE Holdings, Inc. .............     1,800       106,254
JS Group Corp. .................     1,200        25,967
JSR Corp. ......................     1,200        27,643
Kajima Corp. ...................     6,000        30,591
Kamigumi Co., Ltd. .............     6,000        51,527
Kawasaki Heavy Industries,
  Ltd. .........................     6,000        25,357
Kawasaki Kisen Kaisha, Ltd. ....     6,000        56,811
KDDI Corp. .....................         6        47,817
Keihin Electric Express Railway
  Co., Ltd. ....................     6,000        45,937
Kintetsu Corp. .................    12,000        37,705
Kobe Steel, Ltd. ...............    12,000        48,274
Komatsu, Ltd. ..................     3,000        63,011
Konica Minolta Holdings, Inc.*..     3,000        39,331
Kubota Corp. ...................     6,000        52,492
Kyocera Corp. ..................       600        56,456
Makita Corp. ...................       600        22,206
Marubeni Corp. .................     6,000        36,384
Marui Co., Ltd..................     2,400        29,371
Matsushita Electric Industrial
  Co., Ltd. ....................     6,000       120,686
Millea Holdings, Inc. ..........     1,800        66,466
Mitsubishi Chemical Holdings
  Corp. ........................     6,000        50,968
Mitsubishi Corp. ...............     3,600        83,388
Mitsubishi Electric Corp. ......     6,000        61,690
Mitsubishi Estate Co., Ltd. ....     6,000       196,655
Mitsubishi Heavy Industries,
  Ltd. .........................    12,000        77,442
Mitsubishi Rayon Co., Ltd. .....     6,000        39,890
Mitsubishi UFJ Financial Group,
  Inc. .........................        24       270,337
Mitsui & Co., Ltd. .............     6,000       111,793
Mitsui Chemicals, Inc. .........     6,000        52,340
Mitsui Mining & Smelting Co.,
  Ltd. .........................     6,000        32,877
Mitsui OSK Lines, Ltd. .........     6,000        66,466
Mitsui Sumitomo Insurance Co.,
  Ltd. .........................     6,000        75,156
Mizuho Financial Group, Inc. ...        24       154,275
Murata Manufacturing Co.,
  Ltd. .........................       600        43,701
NEC Corp. ......................     6,000        32,115
Nidec Corp. ....................       600        38,620
Nikko Cordial Corp. ............     3,000        42,761
Nippon Mining Holdings, Inc. ...     3,000        25,839
Nippon Oil Corp. ...............     6,000        48,579
Nippon Steel Corp. .............    18,000       126,225
Nippon Telegraph & Telephone
  Corp. ........................        12        63,316
Nippon Yusen KK.................     6,000        48,020
Nissan Motor Co., Ltd. .........     6,000        64,180
Nitto Denko Corp. ..............       600        28,101
Nomura Holdings, Inc. ..........     4,800        99,801
NTT Data Corp. .................         6        30,438
NTT DoCoMo, Inc. ...............        48        88,622
Obayashi Corp. .................     6,000        38,620
Omron Corp. ....................     1,200        32,217
ORIX Corp. .....................       240        62,401
Osaka Gas Co., Ltd. ............    12,000        46,445
Resona Holdings, Inc. ..........        12        32,217
Rohm Co., Ltd. .................       600        54,321
Secom Co., Ltd. ................       600        27,796
Sega Sammy Holdings, Inc. ......       600        13,974
Seven & I Holdings Co., Ltd. ...     2,400        72,971
Sharp Corp. ....................     6,000       115,350
Shin-Etsu Chemical Co., Ltd. ...     1,200        73,072
Shinsei Bank, Ltd. .............     6,000        28,711
Softbank Corp. .................     2,400        61,588
Sompo Japan Insurance, Inc. ....     6,000        74,647
Sony Corp. .....................     3,000       152,191
Sumitomo Chemical Co., Ltd. ....     6,000        45,225
Sumitomo Corp. .................     3,000        53,864
Sumitomo Electric Industries,
  Ltd. .........................     2,400        36,424
Sumitomo Metal Industries,
  Ltd. .........................    12,000        61,893
Sumitomo Mitsui Financial Group,
  Inc. .........................        18       163,117
T&D Holdings, Inc. .............       600        41,313
Takeda Pharmaceutical Co.,
  Ltd. .........................     2,400       157,120
Takefuji Corp. .................       540        21,632
TDK Corp. ......................       600        51,933
Teijin, Ltd. ...................     6,000        33,792
Terumo Corp. ...................       600        23,324
The 77 Bank, Ltd. ..............     6,000        39,077
The Bank of Fukuoka, Ltd. ......     6,000        48,325
The Bank of Yokohama, Ltd. .....     6,000        44,667
The Chiba Bank, Ltd. ...........     6,000        52,848
The Furukawa Electric Co.,
  Ltd. .........................     6,000        36,587
The Joyo Bank, Ltd. ............     6,000        37,400
The Kansai Electric Power Co.,
  Inc. .........................     1,800        51,679
The Shizuoka Bank, Ltd. ........     6,000        63,773
The Sumitomo Trust & Banking
  Co., Ltd. ....................     6,000        62,452
The Tokyo Electric Power Co.,
  Inc. .........................     3,000       102,393
Tokyo Electron., Ltd. ..........       600        41,872
Tokyo Gas Co., Ltd. ............     6,000        33,386
Tokyu Corp. ....................     6,000        46,648
Toppan Printing Co., Ltd. ......     6,000        62,503
Toray Industries, Inc. .........     6,000        43,294
Toshiba Corp. ..................     6,000        39,992
Toyota Motor Corp. .............     7,800       498,751
Toyota Tsusho Corp. ............       600        15,295
West Japan Railway Co. .........         6        27,643

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----

Yahoo! Japan Corp. .............        54   $    18,591
Yamada Denki Co., Ltd. .........       360        33,477
Yamaha Corp. ...................     1,200        26,729
Yamaha Motor Co., Ltd. .........     1,200        33,538
                                             -----------
TOTAL JAPAN.....................               8,068,515
                                             -----------
MEXICO -- 1.0%
America Movil SAB de CV.........    54,597       131,392
Cemex SAB de CV*................    23,836        78,295
Fomento Economico Mexicano SAB
  de CV.........................     3,595        39,830
Grupo Financiero Banorte SAB de
  CV............................     7,967        37,912
Grupo Modelo SAB................     7,220        37,046
Grupo Televisa SA...............    11,188        67,149
Telefonos de Mexico SA de CV....    42,462        70,838
                                             -----------
TOTAL MEXICO....................                 462,462
                                             -----------
NETHERLANDS -- 3.6%
ABN AMRO Holding NV.............     5,139       220,410
Aegon NV........................     4,318        85,759
Akzo Nobel NV...................       923        69,849
Arcelor Mittal..................     1,859        98,415
ASML Holding NV*................     1,658        40,808
Euronext NV.....................       332        39,532
European Aeronautic Defence and
  Space Co NV...................     1,037        32,053
Heineken NV.....................       773        40,295
ING Groep NV....................     5,193       218,786
James Hardie Industries NV ADR..     3,287        22,199
Koninklijke (Royal) Philips
  Electronics NV................     3,481       132,478
Koninklijke Ahold NV*...........     4,947        57,621
Koninklijke DSM NV..............       719        32,101
Koninklijke Numico NV...........       567        29,141
Reed Elsevier NV................     3,373        59,447
Royal KPN NV....................     5,916        91,823
SBM Offshore NV.................       833        29,928
STMicroelectronics NV...........     2,159        41,414
TNT NV..........................     1,460        66,720
Unilever NV.....................     4,633       134,445
Wereldhave NV...................       332        50,934
Wolters Kluwer NV...............     1,238        37,013
                                             -----------
TOTAL NETHERLANDS...............               1,631,171
                                             -----------
NORWAY -- 0.8%
DnB NOR ASA.....................     2,630        36,967
Norsk Hydro ASA.................     2,347        77,476
Norske Skogindustrier ASA.......     1,883        32,082
Orkla ASA.......................       839        58,897
Statoil ASA.....................     1,859        50,403
Storebrand ASA..................     1,748        27,892
Telenor ASA.....................     2,353        41,632
Yara International ASA..........     1,194        32,813
                                             -----------
TOTAL NORWAY....................                 358,162
                                             -----------
POLAND -- 0.1%
Polski Koncern Naftowy Orlen
  GDR...........................     1,365        44,362
                                             -----------
PORTUGAL -- 0.2%
Banco Comercial Portugues SA....    12,129        43,754
Portugal Telecom SGPS SA........     4,554        60,803
                                             -----------
TOTAL PORTUGAL..................                 104,557
                                             -----------
RUSSIA -- 1.2%
LUKOIL ADR......................     1,616       139,784
Mobile Telesystems OJSC ADR.....       809        45,272
Gazprom OAO ADR.................     6,509       272,727
Tatneft GDR.....................       314        29,830
Unified Energy System ADR.......       304        41,192
Vimpel-Communications ADR*......       399        37,841
                                             -----------
TOTAL RUSSIA....................                 566,646
                                             -----------
SINGAPORE -- 0.8%
CapitaLand, Ltd. ...............     6,000        31,612
DBS Group Holdings, Ltd. .......     6,000        84,563
Fraser and Neave, Ltd. .........    12,000        40,306
Singapore Exchange, Ltd. .......    12,000        51,765
Singapore Press Holdings,
  Ltd. .........................    18,000        52,160
Singapore Telecommunications,
  Ltd. .........................    18,000        38,883
United Overseas Bank, Ltd. .....     6,000        82,982
                                             -----------
TOTAL SINGAPORE.................                 382,271
                                             -----------
SOUTH AFRICA -- 1.2%
Anglo Platinum, Ltd. ...........       224        35,349
AngloGold Ashanti, Ltd. ........       701        31,413
Barloworld, Ltd. ...............     1,478        36,886
FirstRand, Ltd. ................    10,687        36,250
Gold Fields, Ltd. ..............     1,961        36,367
Harmony Gold Mining Co., Ltd.*..     1,550        21,639
Impala Platinum Holdings,
  Ltd. .........................     1,793        56,370
Imperial Holdings, Ltd.*........     1,334        27,866
MTN Group, Ltd. ................     4,318        58,645
Naspers, Ltd. ..................     1,250        30,248
Sanlam, Ltd. ...................    11,683        32,218
Sasol, Ltd. ....................     1,859        62,044
Standard Bank Group, Ltd. ......     4,084        60,141
Telkom SA, Ltd. ................     1,376        31,495
                                             -----------
TOTAL SOUTH AFRICA..............                 556,931
                                             -----------
SOUTH KOREA -- 3.1%

Hana Financial Group, Inc. .....       830        42,974
Hyundai Development Co. ........       600        33,106
Hyundai Heavy Industries........       300        59,962
Hyundai Mobis...................       430        36,938
Kia Motors Corp.*...............     3,070        41,451
Kookmin Bank....................     1,800       161,514
Korea Electric Power Corp.
  ADR*..........................     1,712        34,240
KT Corp. ADR*...................     1,232        27,584
KT Freetel Co., Ltd. ...........     1,200        33,617
KT&G Corp. .....................       830        54,269
LG Electronics, Inc. ...........       830        56,651
NHN Corp.*......................       280        41,080
POSCO ADR.......................       905        94,075
Samsung Corp. ..................     1,430        51,690
Samsung Electro-Mechanics Co.,
  Ltd. .........................     1,130        38,864
Samsung Electronics Co., Ltd.
  GDR (b).......................       762       231,838
Samsung Fire & Marine Insurance
  Co., Ltd. ....................       300        50,234
Samsung Heavy Industries Co.,
  Ltd. .........................     1,570        41,896
Samsung Securities Co., Ltd. ...       830        45,180
Shinhan Financial Group Co.,
  Ltd. .........................     1,330        76,355
Shinsegae Co., Ltd. ............        70        40,187
SK Corp. .......................       670        65,818
SK Telecom Co., Ltd. ADR .......     1,418        33,210
                                             -----------
TOTAL SOUTH KOREA...............               1,392,733
                                             -----------

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----

SPAIN -- 3.8%
Abertis Infraestructuras SA.....     1,466   $    46,933
Acciona SA......................       200        43,169
Acerinox SA.....................     1,226        31,089
ACS Actividades de Construccion
  y Servicios SA................     1,031        62,376
Altadis SA......................     1,140        72,947
Banco Bilbao Vizcaya Argentaria
  SA............................     9,095       222,523
Banco Popular Espanol SA........     3,445        70,805
Banco Santander Central Hispano
  SA............................    15,085       268,274
Ebro Puleva SA..................     1,742        40,974
Endesa SA.......................     2,021       108,902
Gamesa Corp Tecnologica SA......     1,232        44,443
Gas Natural SDG SA..............       929        43,468
Grupo Ferrovial SA..............       357        35,998
Iberdrola SA....................     2,377       111,979
Industria de Diseno Textil SA
  (Inditex) SA..................       803        49,737
Indra Sistemas SA...............     1,556        39,085
Mapfre SA.......................     6,009        30,716
Repsol YPF SA...................     2,690        90,379
Sacyr Vallehermoso SA...........       471        26,295
Telefonica SA...................    12,003       263,634
Union Fenosa SA.................       585        31,437
                                             -----------
TOTAL SPAIN.....................               1,735,163
                                             -----------

SWEDEN -- 2.0%
Assa Abloy AB (Class B).........     1,586        36,281
Atlas Copco AB (Class B)........     1,829        58,003
Boliden AB......................     1,092        23,969
Hennes & Mauritz AB (Class B)...     1,316        75,403
Husqvarna AB* (Class B).........     1,616        26,545
Nordea Bank AB..................     6,033        95,877
Sandvik AB......................     3,275        57,881
Securitas AB (Class B)..........     1,985        30,131
Skandinaviska Enskilda Banken
  AB............................     1,526        48,611
Skanska AB (Class B)............     1,967        43,595
SKF AB (Class B)................     1,913        39,604
Svenska Handelsbanken AB (Class
  A)............................     1,676        49,567
Tele2 AB (Class B)..............     1,640        26,764
Telefonaktiebolaget LM Ericsson
  (Class B).....................    43,113       157,923
Telekomunikacja Polska SA.......     4,382        35,713
TeliaSonera AB..................     5,808        49,876
Volvo AB (Class A)..............       875        74,953
                                             -----------
TOTAL SWEDEN....................                 930,696
                                             -----------
SWITZERLAND -- 5.6%
ABB, Ltd. ......................     5,972       101,751
Adecco SA.......................       477        30,145
Ciba Specialty Chemicals AG.....       579        37,966
Compagnie Financiere Richemont
  SA (Class A)..................     1,544        85,939
Credit Suisse Group.............     3,185       227,500
Geberit AG......................        18        27,572
Givaudan SA.....................        42        38,670
Holcim, Ltd. ...................       621        61,907
Kuehne & Nagel International
  AG............................       369        30,211
Logitech International SA*......       767        21,204
Nestle SA.......................     1,068       414,016
Nobel Biocare Holding AG........       102        37,013
Novartis AG.....................     6,171       352,325
PSP Swiss Property AG*..........       989        59,949
Roche Holding AG................     1,919       337,963
SGS SA..........................        24        28,526
Swatch Group AG.................       188        49,472
Swiss Re........................       983        89,378
Syngenta AG*....................       338        64,372
UBS AG..........................     5,277       312,090
Zurich Financial Services AG....       417       119,809
                                             -----------
TOTAL SWITZERLAND...............               2,527,778
                                             -----------
TAIWAN -- 0.7%
AU Optronics Corp. ADR .........     4,222        60,375
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR...    16,083       172,892
United Microelectronics Corp.
  ADR ..........................    21,311        67,769
                                             -----------
TOTAL TAIWAN....................                 301,036
                                             -----------
THAILAND -- 0.1%
Bangkok Bank PCL................    13,000        41,959
PTT PCL.........................     4,000        23,765
                                             -----------
TOTAL THAILAND..................                  65,724
                                             -----------
TURKEY -- 0.2%
Akbank TAS......................     3,946        26,449
Turkiye Garanti Bankasi AS......     7,943        35,779
Turkiye Is Bankasi..............     6,309        30,465
                                             -----------
TOTAL TURKEY....................                  92,693
                                             -----------
UNITED KINGDOM -- 19.3%
3i Group PLC....................     1,730        38,546
Alliance Boots PLC..............     2,830        56,977
Amvescap PLC....................     2,612        28,689
Anglo American Capital PLC......     4,120       216,322
AstraZeneca PLC.................     4,366       234,119
Aviva PLC.......................     6,906       101,385
BAE Systems PLC.................     9,331        84,186
Barclays PLC....................    17,142       242,411
Barratt Developments PLC........     1,194        25,877
BG Group PLC....................     9,523       136,909
BHP Billiton PLC................     6,912       153,599
BP PLC..........................    53,419       578,349
British Airways PLC*............     2,287        21,800
British American Tobacco PLC....     4,240       132,143
British Land Co. PLC............     1,658        49,689
British Sky Broadcasting Group
  PLC...........................     3,922        43,385
BT Group PLC....................    22,884       136,334
Burberry Group PLC..............     2,311        29,598
Cable & Wireless PLC............     8,057        26,327
Cadbury Schweppes PLC...........     6,441        82,368
Capita Group PLC................     2,636        35,286
Carnival PLC....................       675        32,423
Centrica PLC....................    10,687        81,014
Cobham PLC......................     8,468        34,878
Compass Group PLC...............     7,334        48,907
Corus Group PLC.................     2,750        32,740
Diageo PLC......................     7,400       149,421
DSG International PLC...........     7,595        25,324
Enerplus Resources Fund.........       905        38,204
Enterprise Inns PLC.............     2,570        33,697
Experian Group, Ltd. ...........     3,263        37,471
FirstGroup PLC..................     2,443        31,840
Gallaher Group PLC..............     2,249        49,977

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----

George Wimpey PLC...............     2,153   $    26,836
GKN PLC.........................     4,228        31,636
GlaxoSmithKline PLC.............    15,766       431,989
Group 4 Securicor PLC...........     6,357        25,061
Hammerson PLC...................     1,232        41,876
Hanson PLC......................     2,504        40,149
Hays PLC........................     7,961        24,475
HBOS PLC........................    10,483       215,272
Home Retail Group...............     3,209        27,945
HSBC Holdings PLC...............    29,349       512,029
ICAP PLC........................     2,720        28,301
IMI PLC.........................     3,535        40,214
Imperial Chemical Industries
  PLC...........................     3,928        38,521
Imperial Tobacco Group PLC......     2,021        90,178
Inchcape Plc....................     2,468        27,616
Intercontinental Hotels Group
  PLC...........................     1,448        35,671
International Power PLC.........     4,977        38,705
Intertek Group PLC..............     1,556        27,665
Investec PLC....................     1,730        22,327
ITV PLC.........................    14,825        31,694
J Sainsbury PLC.................     5,217        56,227
Kingfisher PLC..................     8,806        48,058
Land Securities Group PLC.......     1,376        57,755
Legal & General Group PLC.......    17,148        53,477
Lloyds TSB Group PLC............    15,326       168,334
LogicaCMG PLC...................     5,790        20,214
Man Group PLC...................     5,472        59,565
Marks & Spencer Group PLC.......     5,097        67,630
Mitchells & Butlers PLC.........     2,165        33,419
National Grid PLC...............     7,619       119,175
Next PLC........................     1,019        44,949
Old Mutual PLC..................    15,670        50,435
Pearson PLC.....................     2,738        46,828
Persimmon PLC...................     1,104        30,445
Prudential PLC..................     6,671        93,879
Punch Taverns PLC...............     1,086        26,561
Rank Group......................     2,646        10,600
Reckitt Benckiser PLC...........     1,787        92,741
Reed Elsevier PLC...............     4,609        54,917
Rentokil Initial PLC............    10,561        33,764
Resolution PLC..................     2,449        29,805
Reuters Group PLC...............     4,228        38,643
Rio Tinto PLC...................     2,902       165,177
Rolls Royce Group...............   220,224           432
Rolls-Royce Group PLC (Class
  B)*...........................     5,598        54,267
Royal & Sun Alliance Insurance
  Group PLC.....................     9,838        31,259
Royal Bank of Scotland Group
  PLC...........................     8,486       330,217
Royal Dutch Shell PLC...........     7,370       244,437
Royal Dutch Shell PLC (Class
  A)............................    10,102       335,047
SABMiller PLC...................     2,588        56,597
Scottish & Newcastle PLC........     3,355        39,581
Scottish & Southern Energy PLC..     2,600        78,583
Scottish Power PLC..............     4,639        72,790
Severn Trent PLC................     1,292        36,338
Smith & Nephew PLC..............     3,799        48,135
Smiths Group PLC................     2,311        46,596
Standard Life PLC*..............     7,070        43,819
Tate & Lyle PLC.................     2,207        24,890
Taylor Woodrow PLC..............     3,269        31,385
Tesco PLC.......................    21,985       191,562
The Sage Group PLC..............     5,796        29,358
Tomkins PLC.....................     5,538        29,001
Unilever PLC....................     3,511       105,429
United Utilities PLC............     3,457        51,226
Vodafone Group..................   146,068       388,195
Whitbread PLC...................       995        36,826
William Hill PLC................     2,425        30,250
Wolseley PLC....................     2,045        47,771
WPP Group PLC...................     3,823        57,736
Xstrata PLC.....................     1,742        89,243
Yell Group PLC..................     3,221        37,779
                                             -----------
TOTAL UNITED KINGDOM............               8,779,702
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $44,068,311)............              45,478,315
                                             -----------
RIGHTS -- 0.0% (A)
AUSTRALIA -- 0.0% (A)
Suncorp Metway, Ltd.* (expiring
  4/5/07) (Cost $0).............       229            --
                                             -----------
SHORT TERM INVESTMENTS -- 0.0% (A)
UNITED STATES -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
AIM Short Term Investment Class
  Prime Fund (Cost $100)........       100           100
                                             -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $44,068,411)............              45,478,415
OTHER ASSETS AND
  LIABILITIES -- 0.1%...........                  52,204
                                             -----------
NET ASSETS -- 100.0%............             $45,530,619
                                             ===========




  *  Non-income producing security
 (a) Amount shown represents less than 0.05% of net assets.
 (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 0.7% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----


COMMON STOCKS -- 99.4%
JAPAN -- 99.4%
AIR FREIGHT & LOGISTICS -- 0.2%
Yamato Holdings Co., Ltd. .....    28,180   $   $453,458
                                            ------------
AIRLINES -- 0.3%
All Nippon Airways Co., Ltd. ..    96,000        376,439
Japan Airlines Corp.*..........   192,000        398,391
                                            ------------
                                                 774,830
                                            ------------
AUTO COMPONENTS -- 2.6%
Aisin Seiki Co., Ltd. .........    16,668        583,009
Bosch Corp. ...................    46,727        211,325
Bridgestone Corp. .............    50,403      1,005,285
Denso Corp. ...................    38,447      1,426,194
FCC Co., Ltd. .................     7,684        175,058
Futaba Industrial Co., Ltd. ...    12,308        298,123
Keihin Corp. ..................     7,156        162,120
NGK Spark Plug Co., Ltd. ......    19,160        357,805
NHK Spring Co., Ltd. ..........    23,340        233,845
Nissin Kogyo Co., Ltd. ........     9,116        223,123
NOK Corp. .....................    16,316        277,058
Showa Corp. ...................    11,912        174,329
Stanley Electric Co., Ltd. ....    16,844        341,659
Sumitomo Rubber Industries,
  Inc. ........................    21,908        239,536
Tokai Rika Co., Ltd. ..........    12,220        289,265
Toyo Tire & Rubber Co., Ltd. ..    49,851        207,721
Toyoda Gosei Co., Ltd. ........     9,468        223,319
Toyota Industries Corp. .......    16,272        768,984
                                            ------------
                                               7,197,758
                                            ------------
AUTOMOBILES -- 7.0%
Daihatsu Motor Co., Ltd. ......    26,464        251,473
Fuji Heavy Industries, Ltd. ...    51,347        266,139
Honda Motor Co., Ltd. .........   112,674      3,922,000
Isuzu Motors, Ltd. ............    95,651        478,761
Mazda Motor Corp. .............    71,123        392,735
Mitsubishi Motors Corp.*.......   239,173        372,711
Nissan Motor Co., Ltd. ........   170,362      1,822,293
Suzuki Motor Corp. ............    28,492        738,391
Toyota Motor Corp. ............   165,077     10,555,421
Yamaha Motor Co., Ltd. ........    18,716        523,081
                                            ------------
                                              19,323,005
                                            ------------
BEVERAGES -- 0.8%
Asahi Breweries, Ltd. .........    31,684        507,159
Ito EN, Ltd. ..................     9,556        310,777
Kirin Brewery Co., Ltd. .......    67,207        968,760
Takara Holdings, Inc. .........    51,479        362,740
                                            ------------
                                               2,149,436
                                            ------------
BUILDING PRODUCTS -- 0.9%
Aica Kogyo Co., Ltd. ..........    22,084        301,872
Asahi Glass Co., Ltd. .........    71,299      1,001,779
Daikin Industries, Ltd. .......    19,332        671,278
JS Group Corp. ................    25,872        559,839
                                            ------------
                                               2,534,768
                                            ------------
CAPITAL MARKETS -- 2.7%
Daiwa Securities Group, Inc. ..    99,482      1,198,923
Jafco Co., Ltd. ...............     4,712        260,193
Mitsubishi UFJ Securities
  Co. .........................    25,936        295,658
Nikko Cordial Corp. ...........    69,539        991,185
Nomura Holdings, Inc. .........   151,476      3,149,469
Okasan Holdings, Inc. .........    29,107        226,792
SBI E*trade Securities Co.,
  Ltd. ........................       192        243,913
SBI Holdings, Inc. ............       864        327,087
Shinko Securities Co., Ltd. ...    73,587        372,064
Tokai Tokyo Securities Co.,
  Ltd. ........................    68,967        408,866
                                            ------------
                                               7,474,150
                                            ------------
CHEMICALS -- 4.2%
Asahi Kasei Corp. .............    94,859        689,299
Daicel Chemical Industries,
  Ltd..........................    45,055        307,172
Dainippon Ink and Chemicals,
  Inc. ........................    75,391        298,818
Hitachi Chemical Co., Ltd. ....    12,176        285,645
JSR Corp. .....................    18,760        432,159
Kaneka Corp. ..................    28,224        268,675
Kansai Paint Co., Ltd. ........    28,092        239,582
Kuraray Co., Ltd. .............    36,971        398,595
Mitsubishi Chemical Holdings
  Corp. .......................    83,123        706,097
Mitsubishi Gas Chemical Co.,
  Inc. ........................    28,268        270,530
Mitsubishi Rayon Co., Ltd. ....    50,291        334,351
Mitsui Chemicals, Inc. ........    52,843        460,964
Nifco, Inc. ...................    13,828        357,192
Nissan Chemical Industries,
  Ltd. ........................    22,416        288,945
Nitto Denko Corp. .............    14,884        697,087
Shin-Etsu Chemical Co., Ltd. ..    29,020      1,767,129
Showa Denko K.K. ..............    90,723        340,379
Sumitomo Chemical Co., Ltd. ...   117,674        886,977
Taiyo Nippon Sanso Corp. ......    28,180        253,936
Teijin, Ltd. ..................    73,367        413,204
Tokai Carbon Co., Ltd. ........    27,828        228,610
Toray Industries, Inc. ........   100,758        727,045
Tosoh Corp. ...................    50,599        260,119
Ube Industries, Ltd. ..........    97,543        308,965
Zeon Corp. ....................    24,132        248,729
                                            ------------
                                              11,470,204
                                            ------------
COMMERCIAL BANKS -- 9.8%
Hokuhoku Financial Group,
  Inc. ........................    99,658        342,673
Mitsubishi UFJ Financial Group,
  Inc. ........................       672      7,569,426
Mitsui Trust Holdings, Inc. ...    73,981        728,062
Mizuho Financial Group, Inc. ..       672      4,319,695
Resona Holdings, Inc. .........       384      1,030,938
Shinsei Bank, Ltd. ............   114,726        548,975
Sumitomo Mitsui Financial
  Group, Inc. .................       480      4,349,778
Suruga Bank, Ltd. .............    25,496        331,669
The 77 Bank, Ltd. .............    45,803        298,306
The Awa Bank, Ltd. ............    50,731        287,866
The Bank of Fukuoka, Ltd. .....    51,523        414,977
The Bank of Kyoto, Ltd. .......    27,916        319,884
The Bank of Yokohama, Ltd. ....    94,947        706,825
The Chiba Bank, Ltd. ..........    53,063        467,377
The Chugoku Bank, Ltd. ........    22,504        295,225
The Hachijuni Bank, Ltd. ......    49,719        345,286
The Hiroshima Bank, Ltd. ......    66,811        367,227
The Hyakugo Bank, Ltd. ........    49,147        315,090
The Iyo Bank, Ltd. ............    28,180        282,576
The Joyo Bank, Ltd. ...........    70,155        437,299
The Juroku Bank, Ltd. .........    48,883        276,966
The Musashino Bank, Ltd. ......     5,020        268,272
The Nanto Bank, Ltd. ..........    51,391        272,896
The Nishi-Nippon City Bank,
  Ltd. ........................    52,799        233,867

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----

The Shizuoka Bank, Ltd. .......    45,363   $    482,156
The Sumitomo Trust & Banking
  Co., Ltd. ...................   121,634      1,266,044
Yamaguchi Financial Group,
  Inc. ........................    23,076        310,351
                                            ------------
                                              26,869,706
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Dai Nippon Printing Co.,
  Ltd. ........................    47,739        749,592
Meitec Corp. ..................    11,912        383,363
Nissha Printing Co., Ltd. .....     4,536        119,859
Park24 Co., Ltd. ..............    12,000        161,084
Secom Co., Ltd. ...............    19,068        883,354
The Goodwill Group, Inc. ......       288        226,351
Toppan Printing Co., Ltd. .....    47,299        492,719
                                            ------------
                                               3,016,322
                                            ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Epson Toyocom Corp. ...........    25,188        182,390
                                            ------------
COMPUTERS & PERIPHERALS -- 1.4%
Fujitsu, Ltd. .................   165,498      1,100,283
NEC Corp. .....................   167,918        898,786
Seiko Epson Corp. .............    12,176        357,829
Toshiba Corp. .................   237,633      1,583,885
                                            ------------
                                               3,940,783
                                            ------------
CONSTRUCTION & ENGINEERING -- 1.2%
Chiyoda Corp. .................    19,688        431,027
COMSYS Holdings Corp. .........    24,000        257,125
JGC Corp. .....................    22,460        367,882
Kajima Corp. ..................    94,595        482,288
Kyowa Exeo Corp. ..............    22,548        246,725
Maeda Corp. ...................    66,855        242,903
Obayashi Corp. ................    66,679        429,185
Shimizu Corp. .................    67,559        413,679
Taisei Corp. ..................    98,995        366,384
                                            ------------
                                               3,237,198
                                            ------------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. .........    95,607        421,861
                                            ------------
CONSUMER FINANCE -- 1.9%
Acom Co., Ltd. ................     8,422        357,351
Aeon Credit Service Co.,
  Ltd. ........................    10,040        168,871
Aiful Corp. ...................    13,081        404,367
Credit Saison Co., Ltd. .......    14,664        481,866
Mitsubishi UFJ NICOS Co.,
  Ltd.*........................    68,282        234,787
NIS Group Co., Ltd. ...........   563,651        334,157
Orient Corp.*..................   147,002        250,243
ORIX Corp. ....................     8,116      2,110,194
Promise Co., Ltd. .............    10,514        395,360
SFCG Co., Ltd. ................     1,178        209,711
Takefuji Corp. ................     9,164        367,103
                                            ------------
                                               5,314,010
                                            ------------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. ......    16,448        330,841
                                            ------------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. ...    11,692        244,584
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Benesse Corp. .................     9,028        334,894
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Mizuho Trust & Banking Co.,
  Ltd. ........................   212,370        469,435
                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
Nippon Telegraph & Telephone
  Corp. .......................       768      4,052,204
                                            ------------
ELECTRIC UTILITIES -- 3.8%
Chubu Electric Power Co.,
  Inc. ........................    49,963      1,713,743
Hokkaido Electric Power Co.,
  Inc. ........................    18,628        493,802
Hokuriku Electric Power Co. ...    19,112        421,654
Kyushu Electric Power Co.,
  Inc. ........................    28,976        822,101
Shikoku Electric Power Co.,
  Inc. ........................    21,072        502,373
The Chugoku Electric Power Co.,
  Inc. ........................    23,648        527,736
The Kansai Electric Power Co.,
  Inc. ........................    57,911      1,662,658
The Okinawa Electric Power Co.,
  Inc. ........................     7,629        475,540
The Tokyo Electric Power Co.,
  Inc. ........................    86,667      2,958,018
Tohoku Electric Power Co.,
  Inc. ........................    34,043        862,067
                                            ------------
                                              10,439,692
                                            ------------
ELECTRICAL EQUIPMENT -- 1.3%
Fuji Electric Holdings Co.,
  Ltd. ........................    69,099        320,112
Fujikura, Ltd. ................    29,107        204,852
Matsushita Electric Works,
  Ltd. ........................    29,151        333,542
Mitsubishi Electric Corp. .....   144,974      1,490,565
Sumitomo Electric Industries,
  Ltd. ........................    59,387        901,304
Ushio, Inc. ...................    16,536        318,606
                                            ------------
                                               3,568,981
                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 7.1%
Alps Electric Co., Ltd. .......    23,868        278,957
Canon, Inc. ...................   103,558      5,551,744
Casio Computer Co., Ltd. ......    18,848        411,839
Dainippon Screen Manufacturing
  Co., Ltd. ...................    25,364        191,398
Hamamatsu Photonics K.K........     9,468        286,265
Hirose Electric Co., Ltd. .....     2,708        324,983
Hitachi, Ltd. .................   216,933      1,679,244
Horiba, Ltd. ..................     9,204        311,022
Hoya Corp. ....................    33,732      1,117,020
Ibiden Co., Ltd. ..............     9,996        517,261
Keyence Corp. .................     2,840        639,556
Konica Minolta Holdings,
  Inc. ........................    36,575        479,510
Kyocera Corp. .................    14,092      1,325,955
Murata Manufacturing Co.,
  Ltd. ........................    18,628      1,356,772
Nidec Corp. ...................     5,064        325,949
Nippon Electric Glass Co.,
  Ltd. ........................    33,822        591,509
Oki Electric Industry Co.,
  Ltd.*........................   115,166        221,407
Olympus Corp. .................    21,492        733,540
Omron Corp. ...................    21,380        573,996
Shimadzu Corp. ................    28,312        244,815
Taiyo Yuden Co., Ltd. .........    19,776        411,180
TDK Corp. .....................     9,996        865,205
The Furukawa Electric Co.,
  Ltd. ........................    66,899        407,938
Yaskawa Electric Corp. ........    23,604        278,270
Yokogawa Electric Corp. .......    21,864        334,418
                                            ------------
                                              19,459,753
                                            ------------
FOOD & STAPLES
  RETAILING -- 1.4%
Aeon Co., Ltd. ................    40,803        812,086
Cawachi, Ltd. .................     9,248        249,851
FamilyMart Co., Ltd. ..........     9,952        276,456
Izumiya Co., Ltd. .............    27,740        213,791
Seven & I Holdings Co., Ltd. ..    66,939      2,035,240
UNY Co., Ltd. .................    24,000        328,673
                                            ------------
                                               3,916,097
                                            ------------

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----

FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. ...........    48,003   $    551,277
Hokuto Corp. ..................    24,000        424,815
Kikkoman Corp. ................    27,256        348,563
Meiji Dairies Corp. ...........    44,175        346,067
Nissin Food Products Co.,
  Ltd. ........................    12,440        455,141
Sakata Seed Corp. .............    31,684        392,847
Yakult Honsha Co., Ltd. .......    12,264        312,637
                                            ------------
                                               2,831,347
                                            ------------
GAS UTILITIES -- 0.5%
Saibu Gas Co., Ltd. ...........   192,273        460,837
Tokyo Gas Co., Ltd. ...........   187,873      1,045,374
                                            ------------
                                               1,506,211
                                            ------------
HEALTH CARE EQUIPMENT &
  SUPPLIES -- 0.3%
Miraca Holdings, Inc. .........     9,336        195,299
Terumo Corp. ..................    14,356        558,069
                                            ------------
                                                 753,368
                                            ------------
HEALTH CARE PROVIDERS &
  SERVICES -- 0.3%
Alfresa Holdings Corp. ........     2,884        183,188
Mediceo Paltac Holdings Co.,
  Ltd. ........................    16,492        313,568
Suzuken Co., Ltd. .............     7,332        259,562
                                            ------------
                                                 756,318
                                            ------------
HOTELS, RESTAURANTS &
  LEISURE -- 0.2%
Oriental Land Co., Ltd. .......     6,804        403,947
Round One Corp. ...............        96        193,504
                                            ------------
                                                 597,451
                                            ------------
HOUSEHOLD DURABLES -- 5.1%
Daikyo, Inc. ..................    27,256        149,582
Daito Trust Construction Co.,
  Ltd. ........................     7,464        350,838
Daiwa House Industry Co.,
  Ltd. ........................    45,363        742,636
Funai Electric Co., Ltd. ......     2,695        256,775
Haseko Corp.*..................    82,639        300,951
Makita Corp. ..................    12,176        450,638
Matsushita Electric Industrial
  Co., Ltd. ...................   172,981      3,479,398
Pioneer Corp. .................    18,760        244,678
Sangetsu Co., Ltd. ............    14,576        346,269
Sanyo Electric Co., Ltd.*......   162,422        276,492
Sekisui Chemical Co., Ltd. ....    47,079        374,399
Sekisui House, Ltd. ...........    42,679        662,912
Sharp Corp. ...................    71,519      1,374,958
Sony Corp. ....................    89,111      4,520,643
Sumitomo Forestry Co., Ltd. ...    22,768        239,876
TOTO, Ltd. ....................    28,444        284,500
                                            ------------
                                              14,055,545
                                            ------------
HOUSEHOLD PRODUCTS -- 0.6%
Kao Corp. .....................    43,339      1,266,310
Uni-Charm Corp. ...............     4,844        306,045
                                            ------------
                                               1,572,355
                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Electric Power Development Co.,
  Ltd. ........................    14,840        745,299
                                            ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Hankyu Hanshin Holdings,
  Inc. ........................   116,486        703,405
Keihan Electric Railway Co.,
  Ltd. ........................    68,747        302,760
                                            ------------
                                               1,006,165
                                            ------------
INSURANCE -- 2.4%
Aioi Insurance Co., Ltd. ......    52,579        366,038
Millea Holdings, Inc. .........    57,647      2,128,655
Mitsui Sumitomo Insurance Co.,
  Ltd. ........................   115,122      1,442,011
Nipponkoa Insurance Co.,
  Ltd. ........................    75,479        645,638
Sompo Japan Insurance, Inc. ...    70,111        872,268
T&D Holdings, Inc. ............    15,710      1,081,705
                                            ------------
                                               6,536,315
                                            ------------
INTERNET & CATALOG
  RETAIL -- 0.1%
Rakuten, Inc. .................       576        273,670
                                            ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. ............     1,536        528,803
                                            ------------
IT SERVICES -- 1.8%
CSK Holdings Corp. ............     9,556        399,802
Itochu Techno-Solutions
  Corp. .......................     5,108        244,423
NET One Systems Co., Ltd. .....       192        227,652
Nomura Research Institute,
  Ltd. ........................    13,980        410,846
NTT Data Corp. ................        96        487,012
NTT DoCoMo, Inc. ..............     1,440      2,658,649
Otsuka Corp. ..................     2,312        220,871
TIS, Inc. .....................     7,332        173,869
                                            ------------
                                               4,823,124
                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.4%
FUJIFILM Holdings Corp. .......    38,227      1,560,484
Namco Bandai Holdings, Inc. ...    19,332        301,093
Nikon Corp. ...................    24,440        514,363
Sankyo Co., Ltd. ..............     5,240        229,881
Sega Sammy Holdings, Inc. .....    19,631        457,212
Shimano, Inc. .................    11,692        360,439
Yamaha Corp. ..................    16,492        367,342
                                            ------------
                                               3,790,814
                                            ------------
MACHINERY -- 4.8%
Amada Co., Ltd. ...............    44,527        507,964
Amano Corp. ...................    18,936        230,776
Fanuc, Ltd. ...................    16,580      1,540,399
Glory, Ltd. ...................    12,044        234,097
Ishikawajima-Harima Heavy
  Industries Co., Ltd. ........    96,311        399,681
JTEKT Corp. ...................    17,108        299,200
Kawasaki Heavy Industries,
  Ltd. ........................   100,978        426,746
Komatsu, Ltd. .................    78,939      1,658,003
Komori Corp. ..................    18,588        432,133
Kubota Corp. ..................    48,663        425,737
Kurita Water Industries,
  Ltd. ........................    12,176        293,894
Minebea Co., Ltd. .............    47,255        292,155
Mitsubishi Heavy Industries,
  Ltd. ........................   244,676      1,579,023
Mitsui Engineering &
  Shipbuilding Co., Ltd. ......    75,567        319,356
Mori Seiki Co., Ltd. ..........    11,868        281,937

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----

NGK Insulators., Ltd. .........    25,320   $    521,089
NSK, Ltd. .....................    46,463        442,299
NTN Corp. .....................    45,495        393,012
OKUMA Corp. ...................    23,648        275,985
OSG Corp. .....................    14,312        216,483
SMC Corp. .....................     5,020        672,168
Sumitomo Heavy Industries,
  Ltd. ........................    48,795        485,160
Tadano, Ltd. ..................    23,780        281,554
The Japan Steel Works, Ltd. ...    28,708        344,520
THK Co., Ltd. .................    14,400        338,429
Toshiba Machine Co., Ltd. .....    22,944        234,735
                                            ------------
                                              13,126,535
                                            ------------
MARINE -- 0.6%
Kawasaki Kisen Kaisha, Ltd. ...    45,759        433,272
Mitsui OSK Lines, Ltd. ........    52,491        581,480
Nippon Yusen K.K...............    74,995        600,214
                                            ------------
                                               1,614,966
                                            ------------
MEDIA -- 1.0%
Dentsu, Inc. ..................       192        536,608
Fuji Television Network,
  Inc. ........................       192        443,921
Jupiter Telecommunications
  Co.*.........................       288        241,474
Nippon Television Network
  Corp. .......................     2,880        473,923
Toho Co, Ltd. .................    14,752        287,356
Tokyo Broadcasting System,
  Inc. ........................    19,200        708,973
                                            ------------
                                               2,692,255
                                            ------------
METALS & MINING -- 4.3%
Daido Steel Co., Ltd. .........    46,199        299,320
Dowa Holdings Co., Ltd. .......    42,767        433,918
JFE Holdings, Inc. ............    43,247      2,552,883
Kobe Steel, Ltd. ..............   238,645        960,037
Mitsubishi Materials Corp. ....    98,027        464,087
Mitsui Mining & Smelting Co.,
  Ltd. ........................    72,839        399,126
Nippon Steel Corp. ............   339,755      2,382,529
Nisshin Steel Co., Ltd. .......    98,951        425,722
Pacific Metals Co., Ltd. ......    22,988        320,265
Sumitomo Metal Industries,
  Ltd. ........................   310,340      1,600,653
Sumitomo Metal Mining Co.,
  Ltd. ........................    48,575        935,915
Sumitomo Titanium Corp. .......     2,136        236,801
Toho Titanium Co., Ltd. .......     5,256        256,846
Tokyo Steel Manufacturing Co.,
  Ltd. ........................    14,444        212,363
Yodogawa Steel Works, Ltd. ....    75,963        466,425
                                            ------------
                                              11,946,890
                                            ------------
MULTILINE RETAIL -- 0.6%
Daimaru, Inc. .................    25,452        329,157
Isetan Co., Ltd. ..............    19,684        342,584
Mitsukoshi, Ltd. ..............    52,403        240,102
Ryohin Keikaku Co., Ltd. ......     4,536        286,201
Takashimaya Co., Ltd. .........    26,332        323,589
The Daiei, Inc. (a)............    10,602        152,643
                                            ------------
                                               1,674,276
                                            ------------
OFFICE ELECTRONICS -- 0.5%
Brother Industries, Ltd. ......    26,332        355,925
Ricoh Co., Ltd. ...............    50,555      1,136,765
                                            ------------
                                               1,492,690
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 1.4%
Cosmo Oil Co., Ltd. ...........    72,927        305,111
Inpex Holdings, Inc. ..........        96        829,303
Nippon Mining Holdings, Inc. ..    72,751        626,617
Nippon Oil Corp. ..............   115,430        934,584
Osaka Gas Co., Ltd. ...........   169,150        654,682
TonenGeneral Sekiyu K.K........    42,547        474,206
                                            ------------
                                               3,824,503
                                            ------------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. ......        96        340,665
OJI Paper Co., Ltd. ...........    72,839        385,555
                                            ------------
                                                 726,220
                                            ------------
PERSONAL PRODUCTS -- 0.3%
Mandom Corp. ..................    13,916        347,679
Shiseido Co., Ltd. ............    25,232        511,799
                                            ------------
                                                 859,478
                                            ------------
PHARMACEUTICALS -- 4.5%
Astellas Pharma, Inc. .........    38,271      1,646,552
Chugai Pharmaceutical Co.,
  Ltd. ........................    25,916        654,073
Daiichi Sankyo Co, Ltd. .......    52,451      1,603,626
Dainippon Sumitomo Pharma Co.,
  Ltd. ........................    27,960        298,129
Eisai Co., Ltd. ...............    19,640        939,793
Hisamitsu Pharmaceutical Co.,
  Inc. ........................     9,204        271,268
Kyowa Hakko Kogyo Co., Ltd. ...    47,563        439,074
Ono Pharmaceutical Co., Ltd. ..     9,732        543,986
Santen Pharmaceutical Co.,
  Ltd. ........................    11,956        306,811
Shionogi & Co., Ltd. ..........    25,496        457,773
Taisho Pharmaceutical Co.,
  Ltd. ........................    22,592        413,286
Takeda Pharmaceutical Co.,
  Ltd. ........................    69,955      4,579,735
Tsumura & Co. .................     4,620        108,579
                                            ------------
                                              12,262,685
                                            ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.9%
Heiwa Real Estate Co., Ltd. ...    34,856        234,390
K.K. DaVinci Advisors*.........        96        102,443
Leopalace21 Corp. .............    12,044        397,812
Mitsubishi Estate Co., Ltd. ...    94,111      3,084,561
Mitsui Fudosan Co., Ltd. ......    68,923      2,019,679
Sumitomo Realty & Development
  Co., Ltd. ...................    28,843      1,091,918
Tokyo Tatemono Co., Ltd. ......    25,540        384,587
Tokyu Land Corp. ..............    28,664        326,028
Urban Corp. ...................    26,558        389,345
                                            ------------
                                               8,030,763
                                            ------------
ROAD & RAIL -- 3.1%
Central Japan Railway Co. .....        96      1,089,477
East Japan Railway Co. ........       288      2,239,119
Keihin Electric Express Railway
  Co., Ltd. ...................    48,355        370,213
Keisei Electric Railway Co.,
  Ltd. ........................    49,147        316,755
Kintetsu Corp. ................   167,038        524,845
Nagoya Railroad Co., Ltd. .....   124,362        381,275
Nankai Electric Railway Co.,
  Ltd. ........................    94,111        316,427
Nippon Express Co., Ltd. ......    74,555        466,620

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----

Odakyu Electric Railway Co.,
  Ltd. ........................    68,483   $    499,376
Sagami Railway Co., Ltd. ......   115,254        397,276
Tobu Railway Co., Ltd. ........    76,007        364,345
Tokyu Corp. ...................    75,391        586,144
West Japan Railway Co. ........       192        884,590
                                            ------------
                                               8,436,462
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
Advantest Corp. ...............    13,916        616,393
Disco Corp. ...................     2,884        175,861
Elpida Memory, Inc. (a)........     4,976        192,592
Rohm Co., Ltd. ................     9,776        885,077
Sanken Electric Co., Ltd. .....    21,404        224,055
Shinko Electric Industries.....     9,292        209,331
Sumco Corp. ...................     9,546        396,150
Tokyo Electron., Ltd. .........    12,440        868,140
                                            ------------
                                               3,567,599
                                            ------------
SOFTWARE -- 1.3%
Konami Corp. ..................    11,692        311,919
Nintendo Co., Ltd. ............     9,248      2,682,566
NSD Co., Ltd. .................     9,864        152,377
Square Enix Co., Ltd. .........     7,596        195,569
Trend Micro, Inc. .............    11,868        323,650
                                            ------------
                                               3,666,081
                                            ------------
SPECIALTY RETAIL -- 1.4%
Aoyama Trading Co., Ltd. ......    10,084        319,408
Autobacs Seven Co., Ltd. ......     6,980        249,465
Citizen Watch Co., Ltd. .......    40,803        382,199
Culture Convenience Club Co.,
  Ltd. ........................    19,332        113,462
Fast Retailing Co., Ltd. ......     4,976        385,606
Hikari Tsushin, Inc. ..........     2,884        131,163
Marui Co., Ltd.................    33,116        405,273
Nitori Co., Ltd. ..............     6,110        303,236
Sanrio Co., Ltd. ..............     9,248        136,361
Shimachu Co., Ltd. ............     7,684        227,120
Shimamura Co., Ltd. ...........     2,532        277,914
USS Co., Ltd. .................     5,280        343,876
Yamada Denki Co., Ltd. ........     7,680        714,177
                                            ------------
                                               3,989,260
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Asics Corp. ...................    22,064        246,474
Gunze, Ltd. ...................    48,223        279,761
Nisshinbo Industries, Inc. ....    25,584        320,030
Onward Kashiyama Co., Ltd. ....    21,580        299,552
The Japan Wool Textile Co.,
  Ltd. ........................    43,031        376,464
Toyobo Co., Ltd. ..............   119,302        354,648
                                            ------------
                                               1,876,929
                                            ------------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ...........       384      1,883,007
                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 3.5%
Hanwa Co., Ltd. ...............    91,207        454,200
Inaba Denki Sangyo Co., Ltd. ..    11,956        417,182
Itochu Corp. ..................   116,266      1,150,105
Iwatani International Corp. ...    93,451        278,592
Marubeni Corp. ................   120,402        730,111
Mitsubishi Corp. ..............   100,407      2,325,752
Mitsui & Co., Ltd. ............   118,202      2,202,366
Sojitz Corp. ..................    60,328        250,866
Sumitomo Corp. ................    83,475      1,498,768
Toyota Tsusho Corp. ...........     9,839        250,819
                                            ------------
                                               9,558,761
                                            ------------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
Kamigumi Co., Ltd. ............    44,395        381,254
Mitsubishi Logistics Corp. ....    20,216        343,282
                                            ------------
                                                 724,536
                                            ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
KDDI Corp. ....................       288      2,295,219
Softbank Corp. ................    57,515      1,475,930
                                            ------------
                                               3,771,149
                                            ------------
TOTAL COMMON STOCKS  --
  (Cost $259,097,593)..........              272,678,190
                                            ------------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $259,490)...   259,490        259,490
                                            ------------
TOTAL INVESTMENTS -- 99.5%
  (Cost $259,357,083)..........              272,937,680
OTHER ASSETS AND
  LIABILITIES -- 0.5%..........                1,452,129
                                            ------------
NET ASSETS -- 100.0%...........             $274,389,809
                                            ============




* Non-income producing security




See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----


COMMON STOCKS -- 98.9%
JAPAN -- 98.9%
AUTO COMPONENTS -- 4.0%
FCC Co., Ltd. .................    23,913   $    544,789
Futaba Industrial Co., Ltd. ...    29,994        726,511
Kayaba Industry Co., Ltd. .....   118,902        655,560
Keihin Corp. ..................    18,441        417,782
Musashi Seimitsu Industry Co.,
  Ltd. ........................    17,952        483,484
Nippon Seiki Co., Ltd. ........     7,939        185,238
Nissin Kogyo Co., Ltd. ........    23,934        585,808
Press Kogyo Co., Ltd. .........   118,569        584,435
Showa Corp. ...................    30,039        439,614
Topre Corp. ...................    59,934        544,647
Toyo Tire & Rubber Co., Ltd. ..   120,372        501,571
Toyoda Gosei Co., Ltd. ........    29,898        705,195
                                            ------------
                                               6,374,634
                                            ------------
BEVERAGES -- 1.0%
Mikuni Coca-Cola Bottling Co.,
  Ltd. ........................    72,045        752,331
Takara Holdings, Inc. .........   119,937        845,120
                                            ------------
                                               1,597,451
                                            ------------
BIOTECHNOLOGY -- 0.2%
AnGes MG, Inc. (a).............        54        275,774
                                            ------------
BUILDING PRODUCTS -- 3.6%
Aica Kogyo Co., Ltd. ..........    53,919        737,034
Bunka Shutter Co., Ltd. .......   118,577        729,087
Central Glass Co., Ltd. .......   120,309        812,079
Nitto Boseki Co., Ltd. ........   121,020        441,750
Noritz Corp. ..................    41,865        801,312
Sankyo-Tateyama Holdings,
  Inc. ........................   238,467        517,023
Sanwa Shutter Corp. ...........   119,910        745,407
Sekisui Jushi Corp. ...........   118,938        935,790
                                            ------------
                                               5,719,482
                                            ------------
CAPITAL MARKETS -- 2.6%
Asset Managers Co., Ltd. ......       180        323,184
HS Securities Co., Ltd. (a)....    36,100        241,533
Japan Asia Investment Co.,
  Ltd. ........................    61,188        401,097
Mito Securities Co., Ltd. .....   120,129        613,490
Monex Beans Holdings, Inc. ....       540        498,497
Okasan Holdings, Inc. .........    61,447        478,774
Tokai Tokyo Securities Co.,
  Ltd. ........................   178,721      1,059,536
Toyo Securities Co., Ltd. .....   119,457        549,355
                                            ------------
                                               4,165,466
                                            ------------
CHEMICALS -- 5.2%
ADEKA Corp. ...................    59,913        691,099
Air Water, Inc. ...............    60,390        740,075
Asahi Organic Chemicals
  Industry Co., Ltd. ..........   178,540        754,533
C. Uyemura & Co., Ltd. ........     5,876        382,195
Fujikura Kasei Co., Ltd. ......    42,438        431,299
Fujimi, Inc. ..................    11,973        372,144
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................   359,811        658,219
Lintec Corp. ..................    24,108        474,708
Nifco, Inc. ...................    29,979        774,389
Nihon Parkerizing Co., Ltd. ...     1,401         23,517
Nippon Soda Co., Ltd. .........    61,065        283,410
Nippon Valqua Industries,
  Ltd. ........................   120,025        461,498
NOF Corp. .....................   118,731        605,344
Okamoto Industries, Inc. ......   179,841        630,567
SK Kaken Co., Ltd. ............       780         23,781
Tokai Carbon Co., Ltd. ........   118,542        973,836
                                            ------------
                                               8,280,614
                                            ------------
COMMERCIAL BANKS -- 7.7%
Bank of the Ryukyus, Ltd. (a)..    24,081        561,873
Kansai Urban Banking Corp. ....    60,000        239,339
Kirayaka Holdings, Inc. .......   120,000        269,320
Kiyo Holdings, Inc. ...........   359,754        661,161
Kyushu-Shinwa Holdings, Inc.
  (a)..........................   360,420        528,077
The Aichi Bank, Ltd. ..........     5,849        642,486
The Awa Bank, Ltd. ............    60,000        340,462
The Bank of Iwate, Ltd. .......     6,056        349,794
The Bank of Kochi, Ltd. .......   119,000        228,778
The Bank of Nagoya, Ltd. ......    59,000        352,776
The Biwako Bank, Ltd. .........   178,049        373,967
The Daishi Bank, Ltd. .........    61,000        257,794
The Fukushima Bank, Ltd. ......   239,478        292,059
The Gifu Bank, Ltd. ...........   240,000        286,597
The Higo Bank, Ltd. ...........    59,000        400,745
The Hokkoku Bank, Ltd. ........    60,000        261,698
The Hyakujushi Bank, Ltd. .....    59,000        356,274
The Kagoshima Bank, Ltd. ......    59,000        428,727
The Keiyo Bank, Ltd. ..........    60,000        388,228
The Kumamoto Family Bank,
  Ltd. ........................   112,000        198,247
The Nagano Bank, Ltd. .........   178,534        653,201
The Nanto Bank, Ltd. ..........    61,000        323,921
The Ogaki Kyoritsu Bank,
  Ltd. ........................    61,000        264,510
The San-In Godo Bank, Ltd. ....    59,000        557,646
The Senshu Bank, Ltd. .........    63,000        160,068
The Shiga Bank, Ltd. ..........    59,000        409,240
The Shikoku Bank, Ltd. ........    60,000        231,717
The Taiko Bank, Ltd. ..........   116,000        352,691
The Tochigi Bank, Ltd. ........    59,846        337,560
The Tokushima Bank, Ltd. ......    60,305        419,313
The Tokyo Tomin Bank, Ltd. ....    12,105        463,389
The Towa Bank, Ltd. ...........   119,000        224,747
Tomato Bank, Ltd. .............   180,872        398,278
                                            ------------
                                              12,214,683
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.1%
Arrk Corp. ....................    35,900        432,655
Daiseki Co., Ltd. .............    23,093        451,788
en-japan, Inc. ................        60        303,875
Fullcast Co., Ltd. ............       180        446,665
Intelligence, Ltd. ............       120        348,592
Meitec Corp. ..................    29,844        960,467
Moshi Moshi Hotline, Inc. .....     8,986        415,529
Nippon Kanzai Co., Ltd. .......    23,952        651,162
Nissha Printing Co., Ltd. .....    12,042        318,196
Okamura Corp. .................    58,884        645,318
Oyo Corp. .....................    47,960        539,816
Park24 Co., Ltd. ..............    41,985        563,593
The Goodwill Group, Inc. ......       661        519,507
                                            ------------
                                               6,597,163
                                            ------------

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----

COMMUNICATIONS EQUIPMENT -- 1.4%
Aiphone Co., Ltd. .............    30,006   $    588,303
Denki Kogyo Co., Ltd. .........    60,303        533,189
Epson Toyocom Corp. ...........    60,705        439,575
Hitachi Kokusai Electric,
  Inc. ........................    60,634        701,983
                                            ------------
                                               2,263,050
                                            ------------
COMPUTERS & PERIPHERALS -- 1.1%
Mitsumi Electric Co., Ltd. ....    36,057      1,190,957
Wacom Co., Ltd. ...............       180        501,546
                                            ------------
                                               1,692,503
                                            ------------
CONSTRUCTION & ENGINEERING -- 2.2%
Chugai Ro Co., Ltd. ...........   118,522        479,810
Daimei Telecom Engineering
  Corp. .......................     1,229         14,489
Kyowa Exeo Corp. ..............    59,676        652,987
Kyudenko Corp. ................   119,657        752,955
Maeda Corp. ...................   121,158        440,201
Penta-Ocean Construction Co.,
  Ltd.*........................   359,778        463,148
Sanki Engineering Co., Ltd. ...    61,196        392,338
Tokyu Construction Co., Ltd. ..    41,592        296,243
                                            ------------
                                               3,492,171
                                            ------------
CONSUMER FINANCE -- 1.5%
Aplus Co., Ltd.*...............   120,500        187,779
Mitsubishi UFJ NICOS Co.,
  Ltd.*........................   120,000        412,619
NIS Group Co., Ltd. ...........   907,300        537,887
OMC Card, Inc. ................    41,862        346,029
Orient Corp.*..................   241,000        410,256
Sanyo Electric Credit Co.,
  Ltd. ........................    16,000        437,688
                                            ------------
                                               2,332,258
                                            ------------
CONTAINERS & PACKAGING -- 0.7%
Fuji Seal International,
  Inc. ........................    23,970        478,080
Rengo Co., Ltd. ...............   120,063        680,264
                                            ------------
                                               1,158,344
                                            ------------
DISTRIBUTORS -- 0.6%
Yokohama Reito Co., Ltd. ......   119,580        945,905
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Take And Give Needs Co.,
  Ltd. ........................       360        222,266
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Diamond Lease Co., Ltd. .......    10,829        540,189
Japan Securities Finance Co.,
  Ltd. ........................    47,919        726,039
Osaka Securities Exchange Co.,
  Ltd. ........................        64        368,037
Privee Investment Holdings Co.,
  Ltd.*........................   301,000        308,457
Ricoh Leasing Co., Ltd. .......    17,967        471,715
Sparx Group Co., Ltd. .........       353        260,097
                                            ------------
                                               2,674,534
                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
JSAT Corp. ....................       174        405,251
                                            ------------
ELECTRICAL EQUIPMENT -- 1.5%
Daihen Corp. ..................   118,971        695,236
GS Yuasa Corp. ................   181,287        383,839
Japan Cash Machine Co., Ltd. ..    36,024        376,181
Shinko Electric Co., Ltd. .....   119,826        447,540
Sumitomo Wiring Systems,
  Ltd. ........................     1,867         42,376
SWCC Showa Holdings Co.,
  Ltd. ........................   360,075        503,175
                                            ------------
                                               2,448,347
                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.9%
Arisawa Manufacturing Co.,
  Ltd. ........................    30,072        315,810
Enplas Corp. ..................    35,889        583,890
ESPEC Corp. ...................    41,931        528,066
Hakuto Co., Ltd. ..............    42,111        649,096
Horiba, Ltd. ..................    23,865        806,448
Hosiden Corp. .................    41,895        599,640
Japan Aviation Electronics
  Industry, Ltd. ..............    58,971        735,670
Koa Corp. .....................    29,991        439,673
Nidec Sankyo Corp. ............    59,917        470,405
Nihon Dempa Kogyo Co., Ltd. ...    11,895        584,298
Nippon Ceramic Co., Ltd. ......    42,123        573,651
Nippon Chemi-Con Corp. ........    60,432        535,865
Ryoyo Electro Corp. ...........    47,904        619,517
Star Micronics Co., Ltd. ......    24,069        518,786
Toko, Inc. ....................   179,739        686,532
Yamatake Corp. ................    30,048        694,737
                                            ------------
                                               9,342,084
                                            ------------
FOOD & STAPLES RETAILING -- 1.5%
Cawachi, Ltd. .................    18,135        489,948
Circle K Sunkus Co., Ltd. .....    41,898        780,653
Izumiya Co., Ltd. .............    60,933        469,609
Ministop Co., Ltd. ............    35,994        621,874
                                            ------------
                                               2,362,084
                                            ------------
FOOD PRODUCTS -- 4.6%
Ariake Japan Co., Ltd. ........    23,864        490,114
Fujicco Co., Ltd. .............    60,657        667,831
Hokuto Corp. ..................    48,021        850,001
Kagome Co., Ltd. ..............    41,967        666,425
Katokichi Co., Ltd. ...........    66,000        414,194
Marudai Food Co., Ltd. ........   180,417        641,754
Mitsui Sugar Co., Ltd. ........   119,497        443,275
Nakamuraya Co., Ltd. ..........   119,952        613,602
Nippon Suisan Kaisha, Ltd. ....   108,275        707,008
Nosan Corp. ...................   239,463        608,418
Riken Vitamin Co., Ltd. .......    17,980        539,057
Snow Brand Milk Products Co.,
  Ltd. ........................   180,255        694,610
                                            ------------
                                               7,336,289
                                            ------------
GAS UTILITIES -- 0.4%
Shizuoka Gas Co., Ltd. ........    89,319        633,157
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Asahi Intecc Co., Ltd. ........    11,940        352,916
Fukuda Denshi Co., Ltd. .......    17,886        628,642
Nakanishi Inc..................     5,547        645,956
Paramount Bed Co., Ltd. .......    29,910        587,688
Sysmex Corp. ..................    12,105        438,784
Topcon Corp. ..................    18,119        276,216
                                            ------------
                                               2,930,202
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
Doutor Coffee Co., Ltd. .......    35,964        692,933
McDonald's Holdings Co.
  (Japan), Ltd. ...............    34,500        555,156
MOS Food Services, Inc. .......    60,114        823,242
Nissin Healthcare Food Service
  Co., Ltd. ...................    36,108        472,470
Starbucks Coffee Japan, Ltd. ..       840        393,411
Tokyo Dome Corp.*..............   119,085        643,457
Zensho Co., Ltd. ..............    41,946        481,362
                                            ------------
                                               4,062,031
                                            ------------

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----

HOUSEHOLD DURABLES -- 2.3%
Clarion Co., Ltd. .............   178,472   $    287,188
Daikyo, Inc. ..................   119,352        655,008
France Bed Holdings Co.,
  Ltd. ........................   238,734        483,230
Goldcrest Co., Ltd. ...........     9,009        494,417
Juki Corp. ....................    60,450        398,307
Kenwood Corp.*.................   240,915        365,224
Misawa Homes Holdings, Inc.*...    12,066        252,919
Rinnai Corp. ..................    18,051        480,035
The Japan General Estate Co.,
  Ltd. ........................    12,123        311,096
                                            ------------
                                               3,727,424
                                            ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Katakura Industries Co.,
  Ltd. ........................    29,880        512,445
                                            ------------
INSURANCE -- 0.2%
Nissay Dowa General Insurance
  Co., Ltd. ...................    60,000        381,622
                                            ------------
INTERNET & CATALOG RETAIL -- 0.5%
Senshukai Co., Ltd. ...........    58,824        803,583
                                            ------------
INTERNET SOFTWARE & SERVICES -- 0.7%
eAccess, Ltd. .................       900        596,824
GMO internet, Inc. ............    30,093        244,669
Kakaku.com, Inc. ..............        61        203,548
Telewave, Inc. ................       299        108,762
                                            ------------
                                               1,153,803
                                            ------------
IT SERVICES -- 1.5%
INES Corp. ....................    90,060        579,679
NIWS Co HQ, Ltd. ..............       600        193,606
Obic Co., Ltd. ................     2,991        590,474
TIS, Inc. .....................    23,937        567,636
Trans Cosmos, Inc. ............    23,967        488,169
                                            ------------
                                               2,419,564
                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Mars Engineering Corp. ........    17,958        365,776
Pentax Corp. ..................    60,194        351,758
Roland Corp. ..................    23,976        552,316
                                            ------------
                                               1,269,850
                                            ------------
MACHINERY -- 7.8%
Amano Corp. ...................    42,432        517,126
Asahi Diamond Industrial Co.,
  Ltd. ........................    59,942        437,603
CKD Corp. .....................    36,105        336,052
Daifuku Co., Ltd. .............    30,681        443,812
Fuji Machine Manufacturing Co.,
  Ltd. ........................    23,871        386,748
Furukawa Co., Ltd. ............   179,280        444,879
Glory, Ltd. ...................    30,087        584,795
Hitachi Zosen Corp.*...........   479,226        836,083
Kitz Corp. ....................    59,502        539,209
Komori Corp. ..................     1,440         33,477
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. ........................    59,740        489,253
Makino Milling Machine Co.,
  Ltd. ........................    58,739        750,188
Nabtesco Corp. ................    59,052        775,190
Nachi-Fujikoshi, Corp. ........   119,418        600,756
Nippon Sharyo, Ltd. ...........   179,970        493,841
Nippon Thompson Co., Ltd. .....    59,511        549,875
OKUMA Corp. ...................    60,192        702,474
Ryobi, Ltd. ...................    60,723        488,047
Sintokogio Ltd.................    29,919        429,496
Tadano, Ltd. ..................    58,913        697,526
Tocalo Co., Ltd. ..............    12,036        333,328
Toshiba Machine Co., Ltd. .....    60,009        613,939
Tsubaki Nakashima Co., Ltd. ...    20,900        361,978
Tsubakimoto Chain Co. .........    61,124        383,594
Union Tool Co. ................     6,132        251,876
                                            ------------
                                              12,481,145
                                            ------------
MARINE -- 0.4%
Iino Kaiun Kaisha, Ltd. .......    54,006        575,393
                                            ------------
MEDIA -- 1.6%
Avex Group Holdings, Inc. .....    23,892        387,493
CyberAgent, Inc. ..............       240        209,358
Daiichikosho Co., Ltd. ........    24,281        274,530
Kadokawa Group Holdings,
  Inc. ........................    12,087        394,114
Shochiku Co., Ltd. ............    60,243        452,046
SKY Perfect Communications,
  Inc. ........................       870        501,774
Zenrin Co., Ltd. ..............    12,024        321,794
                                            ------------
                                               2,541,109
                                            ------------
METALS & MINING -- 2.8%
Godo Steel, Ltd. ..............    61,440        327,819
Nakayama Steel Works, Ltd. ....   121,212        466,062
Pacific Metals Co., Ltd. ......    59,759        832,552
Sanyo Special Steel Co.,
  Ltd. ........................    60,750        428,067
Sumitomo Light Metal
  Industries, Ltd. ............   240,135        591,821
Toho Zinc Co., Ltd. ...........    58,796        531,318
Tokyo Rope Manufacturing Co.,
  Ltd. ........................   240,654        462,659
Yamato Kogyo Co., Ltd. ........    24,048        753,568
                                            ------------
                                               4,393,866
                                            ------------
MULTILINE RETAIL -- 1.6%
Hankyu Department Stores.......    61,107        566,174
Matsuya Co., Ltd. .............    24,108        494,104
Matsuzakaya Holdings Co.,
  Ltd. ........................   118,569      1,075,481
Parco Co., Ltd. ...............    35,925        456,384
                                            ------------
                                               2,592,143
                                            ------------
OFFICE ELECTRONICS -- 0.3%
Riso Kagaku Corp. .............    23,847        482,696
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
IB Daiwa Corp.*................   301,000        137,659
Itochu Enex Co, Ltd. ..........    96,004        725,264
Japan Petroleum Exploration
  Co. .........................    11,925        889,767
                                            ------------
                                               1,752,690
                                            ------------
PERSONAL PRODUCTS -- 1.1%
Aderans Co., Ltd. .............    29,904        724,331
Mandom Corp. ..................    24,045        600,743
Milbon Co., Ltd. ..............    12,108        375,315
                                            ------------
                                               1,700,389
                                            ------------
PHARMACEUTICALS -- 2.0%
Kaken Pharmaceutical Co.,
  Ltd. ........................    60,428        490,793
Mochida Pharmaceutical Co.,
  Ltd. ........................    60,483        580,883
Nichi-iko Pharmaceutical Co.,
  Ltd. ........................    22,465        348,177
Rohto Pharmaceutical Co.,
  Ltd. ........................    59,493        679,704
Torii Pharmaceutical Co.,
  Ltd. ........................    41,900        705,815
Toyama Chemical Co., Ltd.*.....    60,110        383,849
                                            ------------
                                               3,189,221
                                            ------------

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.9%
Aeon Mall Co., Ltd. ...........    23,946   $    701,699
Ardepro Co., Ltd. .............       481        172,317
Arealink Co., Ltd. ............       480        343,104
Cosmos Initia Co., Ltd. .......    60,096        435,165
Creed Corp. ...................       119        384,993
Daibiru Corp. .................    42,126        600,449
Diamond City Co., Ltd. ........    23,879        540,981
Heiwa Real Estate Co., Ltd. ...    90,255        606,923
Joint Corp. ...................    12,018        455,987
K.K. DaVinci Advisors*.........       540        576,244
Pacific Management Corp. ......       180        393,309
Shoei Co., Ltd. ...............    12,126        348,144
Suruga Corp. ..................    17,667        427,928
T Zone Corp.*..................    12,000        264,239
                                            ------------
                                               6,251,482
                                            ------------
ROAD & RAIL -- 0.9%
Sagami Railway Co., Ltd. ......   240,363        828,522
Sankyu, Inc. ..................   118,830        638,054
                                            ------------
                                               1,466,576
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
Disco Corp. ...................    11,919        726,799
Sumco Techxiv Corp. ...........     6,018        253,309
Tokyo Seimitsu Co., Ltd. ......    12,000        406,522
Ulvac, Inc. ...................    12,102        364,879
                                            ------------
                                               1,751,509
                                            ------------
SOFTWARE -- 1.3%
Aplix Corp.*...................        60        195,638
Capcom Co., Ltd. ..............    29,934        428,951
DTS Corp. .....................    12,066        430,217
Fuji Soft, Inc. ...............    23,874        709,699
NSD Co., Ltd. .................    24,156        373,157
                                            ------------
                                               2,137,662
                                            ------------
SPECIALTY RETAIL -- 4.0%
Apollo Investment Co., Ltd.*...   181,000        125,700
Autobacs Seven Co., Ltd. ......    17,988        642,891
Chiyoda Co., Ltd. .............    23,913        585,294
Culture Convenience Club Co.,
  Ltd. ........................    77,928        457,371
EDION Corp. ...................    35,850        499,456
Gulliver International Co.,
  Ltd. ........................     4,803        316,878
Honeys Co., Ltd. ..............    12,612        574,657
K's Holdings Corp. ............    18,102        481,391
Nishimatsuya Chain Co., Ltd. ..    24,066        405,601
Point, Inc. ...................     9,591        608,398
Right On Co., Ltd. ............    11,940        347,860
Sanrio Co., Ltd. ..............    24,105        355,425
United Arrows., Ltd. ..........    24,129        460,816
Xebio Co., Ltd. ...............    17,961        500,459
                                            ------------
                                               6,362,197
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
Atsugi Co., Ltd. ..............   418,470        708,821
Daidoh, Ltd. ..................    36,111        434,892
Daiwabo Co., Ltd. .............    59,635        162,629
Gunze, Ltd. ...................   120,348        698,187
Sanyo Shokai, Ltd. ............    60,516        541,735
Seiko Corp. ...................    59,649        368,781
The Japan Wool Textile Co.,
  Ltd. ........................    61,170        535,156
Unitika, Ltd. .................   360,084        500,138
                                            ------------
                                               3,950,339
                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
Hanwa Co., Ltd. ...............   179,032        891,559
Inaba Denki Sangyo Co., Ltd. ..    23,863        832,653
Inabata & Co., Ltd. ...........    71,975        577,263
Iwatani International Corp. ...   184,422        549,791
MISUMI Group, Inc. ............    30,033        536,690
Okaya & Co., Ltd. .............    30,105        455,112
                                            ------------
                                               3,843,068
                                            ------------
TRANSPORTATION INFRASTRUCTURE -- 1.5%
Japan Airport Terminal Co.,
  Ltd. ........................    42,048        612,158
Mitsui-Soko Co., Ltd. .........   118,686        783,031
The Sumitomo Warehouse Co.,
  Ltd. ........................   118,563        935,852
                                            ------------
                                               2,331,041
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $157,878,038)..........              157,596,560
                                            ------------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $743,235)...   743,235        743,235
                                            ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $158,621,273)..........              158,339,795
OTHER ASSETS AND
  LIABILITIES -- 0.6%..........                1,014,145
                                            ------------
NET ASSETS -- 100.0%...........             $159,353,940
                                            ============




* Non-income producing security






See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




                                                                                        DJ
                                                                         DJ            EURO
                                                                      STOXX 50       STOXX 50
                                                                         ETF            ETF
                                                                    ------------   ------------


ASSETS
  Investments in securities at value*.............................  $162,917,662   $382,769,478
  Investments of cash collateral received for securities loaned,
     at value.....................................................     2,585,610     58,398,479
                                                                    ------------   ------------
     Total Investments............................................   165,503,272    441,167,957
  Foreign currency, at value......................................       197,666        167,182
  Margin deposit..................................................            --             --
  Receivable for investments sold.................................            --             --
  Receivable for variation margin on futures contracts............            --             --
  Receivable for foreign taxes recoverable........................        26,366         14,458
  Dividends receivable............................................       578,036        211,125
                                                                    ------------   ------------
       TOTAL ASSETS...............................................   166,305,340    441,560,722
                                                                    ------------   ------------

LIABILITIES
  Cash collateral for securities loaned...........................     2,585,610     58,398,479
  Payable for investments purchased...............................            --             --
  Due to custodian................................................            --             --
  Deferred foreign taxes payable..................................            --             --
  Accrued advisory fee............................................        26,751         96,074
  Accrued trustees fees...........................................         2,157          3,385
                                                                    ------------   ------------
       TOTAL LIABILITIES..........................................     2,614,518     58,497,938
                                                                    ------------   ------------
       NET ASSETS.................................................  $163,690,822   $383,062,784
                                                                    ============   ============
NET ASSETS REPRESENTED BY:
  Paid in capital.................................................  $158,666,054   $329,497,198
  Undistributed (distributions in excess of) net investment
     income.......................................................       178,701        (18,944)
  Accumulated net realized gain (loss) on investments,
     foreign currency transactions and futures....................       (80,757)      (435,625)
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0, $4,912,
       $0, $1,443, $0, $0, respectively)..........................     4,921,687     54,019,033
     Foreign currency related transactions........................         5,137          1,122
     Futures......................................................            --             --
                                                                    ------------   ------------
       NET ASSETS.................................................  $163,690,822   $383,062,784
                                                                    ============   ============
NET ASSETS VALUE PER SHARE
  Net asset value per share.......................................  $      48.86   $      55.52
                                                                    ============   ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).......................................................     3,350,119      6,900,141
                                                                    ============   ============
  Investments in securities, at cost..............................  $160,581,585   $387,148,924
                                                                    ============   ============
  Foreign currency, at cost.......................................  $    198,357   $    167,772
                                                                    ============   ============




* Includes $2,461,871 and $55,590,512, $0, $0, $0, $0, $0, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------




        SPDR S&P          SPDR         SPDR S&P       SPDR S&P        SPDR S&P
        EMERGING          S&P          EMERGING       EMERGING        EMERGING
      ASIA PACIFIC       CHINA         MARKETS         EUROPE      LATIN AMERICA
           ETF            ETF            ETF            ETF             ETF
      ------------    -----------    -----------    -----------    -------------



       $18,530,302    $27,041,409    $16,994,178    $11,509,575     $23,758,603
                --             --             --             --              --
       -----------    -----------    -----------    -----------     -----------
        18,530,302     27,041,409     16,994,178     11,509,575      23,758,603
            33,172             --         43,618             --             665
                --             --        200,000             --              --
            20,971             --             --         60,435              --
                --             --         25,025             --              --
                --             --             --             --              --
             5,299          3,923         12,439          5,669          12,442
       -----------    -----------    -----------    -----------     -----------
        18,589,744     27,045,332     17,275,260     11,575,679      23,771,710
       -----------    -----------    -----------    -----------     -----------


                --             --             --             --              --
            85,751             --         17,701             --              --
                --             --             --         47,959              --
             4,912             --          1,443             --              --
             3,277          4,739          3,036          2,003           4,182
                57             82             53             35              75
       -----------    -----------    -----------    -----------     -----------
            93,997          4,821         22,233         49,997           4,257
       -----------    -----------    -----------    -----------     -----------
       $18,495,747    $27,040,511    $17,253,027    $11,525,682     $23,767,453
       ===========    ===========    ===========    ===========     ===========

       $18,149,001    $26,112,500    $16,688,250    $10,876,400     $23,002,400
             2,634           (898)         9,679          3,631           8,174

            88,457             --         38,153          1,681         (19,568)

           255,651        928,909        540,676        643,970         776,436
                 4             --           (125)            --              11
                --             --        (23,606)            --              --
       -----------    -----------    -----------    -----------     -----------
       $18,495,747    $27,040,511    $17,253,027    $11,525,682     $23,767,453
       ===========    ===========    ===========    ===========     ===========

       $     61.65    $     54.08    $     57.51    $     57.63     $     59.42
       ===========    ===========    ===========    ===========     ===========
           300,000        500,000        300,000        200,000         400,000
       ===========    ===========    ===========    ===========     ===========
       $18,274,651    $26,112,500    $16,452,058    $10,865,605     $22,982,167
       ===========    ===========    ===========    ===========     ===========
       $    33,174    $        --    $    43,743    $        --     $       665
       ===========    ===========    ===========    ===========     ===========


STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




                                                             SPDR S&P        SPDR DJ             SPDR
                                                             EMERGING        WILSHIRE       FTSE/MACQUARIE
                                                          MIDDLE EAST &   INTERNATIONAL         GLOBAL
                                                              AFRICA       REAL ESTATE    INFRASTRUCTURE 100
                                                               ETF             ETF                ETF
                                                          -------------   -------------   ------------------


ASSETS
  Investments in securities at value....................   $12,344,817     $604,871,445       $16,137,328
  Foreign currency, at value............................            --        3,699,948             3,910
  Receivable for investments sold.......................       178,699           85,686                --
  Receivable for fund shares sold.......................            --          187,688                --
  Receivable for foreign taxes recoverable..............            --              463                --
  Dividends receivable..................................        24,467          825,540            23,971
                                                           -----------     ------------       -----------
       TOTAL ASSETS.....................................    12,547,983      609,670,770        16,165,209
                                                           -----------     ------------       -----------

LIABILITIES
  Payable for investments purchased.....................            --               --                --
  Due to custodian......................................       160,649               --                --
  Accrued advisory fee..................................         2,159          262,566             7,877
  Accrued trustees fees.................................            37            8,275               287
                                                           -----------     ------------       -----------
       TOTAL LIABILITIES................................       162,845          270,841             8,164
                                                           -----------     ------------       -----------
       NET ASSETS.......................................   $12,385,138     $609,399,929       $16,157,045
                                                           ===========     ============       ===========
NET ASSETS REPRESENTED BY:
  Paid in capital.......................................   $11,849,500     $585,369,082       $15,121,599
  Undistributed (distributions in excess of) net
     investment income..................................        22,289         (631,720)           42,239
  Accumulated net realized gain (loss) on investments
     and
     foreign currency transactions......................        (5,464)      (1,001,573)               26
  Net unrealized appreciation (depreciation) on:
     Investments........................................       518,813       25,662,267           993,177
     Foreign currency related transactions..............            --            1,873                 4
     Futures............................................            --               --                --
                                                           -----------     ------------       -----------
       NET ASSETS.......................................   $12,385,138     $609,399,929       $16,157,045
                                                           ===========     ============       ===========
NET ASSETS VALUE PER SHARE
  Net asset value per share.............................   $     61.93     $      66.97       $     53.86
                                                           ===========     ============       ===========
  Shares outstanding (unlimited amount authorized, $0.01
     par value).........................................       200,000        9,100,000           300,000
                                                           ===========     ============       ===========
  Investments in securities, at cost....................   $11,828,505     $579,209,178       $15,144,151
                                                           ===========     ============       ===========
  Foreign currency, at cost.............................   $        --     $  3,699,264       $     3,899
                                                           ===========     ============       ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------




                                              SPDR
          SPDR             SPDR          RUSSELL/NOMURA
       MSCI ACWI      RUSSELL/NOMURA        SMALL CAP
         EX-US          PRIME JAPAN           JAPAN
          ETF               ETF                ETF
      -----------     --------------     --------------



      $45,478,415      $272,937,680       $158,339,795
           62,597           109,950             66,348
               --                --                 --
               --                --             91,207
               --                --                 --
          129,848         1,466,932            911,192
      -----------      ------------       ------------
       45,670,860       274,514,562        159,408,542
      -----------      ------------       ------------


            8,365                --                 --
          122,158                --                 --
            9,109           116,712             53,449
              609             8,041              1,153
      -----------      ------------       ------------
          140,241           124,753             54,602
      -----------      ------------       ------------
      $45,530,619      $274,389,809       $159,353,940
      ===========      ============       ============

      $43,963,532      $259,677,425       $158,775,989
          154,396         1,135,434            814,468

            1,367            (3,816)            46,460

        1,410,004        13,580,597           (281,478)
            1,320               169             (1,499)
               --                --                 --
      -----------      ------------       ------------
      $45,530,619      $274,389,809       $159,353,940
      ===========      ============       ============

      $     37.94      $      57.16       $      53.12
      ===========      ============       ============
        1,200,000         4,800,000          3,000,000
      ===========      ============       ============
      $44,068,411      $259,357,083       $158,621,273
      ===========      ============       ============
      $    61,765      $    109,059       $     67,313
      ===========      ============       ============


STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




                                                                         DJ         DJ EURO
                                                                      STOXX 50      STOXX 50
                                                                        ETF           ETF
                                                                    -----------   -----------


INVESTMENT INCOME:
  Dividends.......................................................  $ 1,206,062   $ 1,940,585
  Securities lending -- net.......................................       13,576        85,401
  Foreign taxes withheld..........................................      (66,037)     (278,870)
                                                                    -----------   -----------
     TOTAL INVESTMENT INCOME......................................    1,153,601     1,747,116
                                                                    -----------   -----------
EXPENSES:
  Advisory fee....................................................      140,526       509,938
  Trustees fees and expenses......................................        4,926        18,051
                                                                    -----------   -----------
  TOTAL EXPENSES..................................................      145,452       527,989
                                                                    -----------   -----------
  NET INVESTMENT INCOME (LOSS)....................................    1,008,149     1,219,127
                                                                    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions................   11,875,064     7,149,279
     Futures......................................................           --            --
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency (net of deferred foreign
       taxes of $0, $0, $4,912, $0, $1,443, $0, $0, $0,
       respectively)..............................................   (5,434,584)   32,198,256
     Futures......................................................           --            --
                                                                    -----------   -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
       FOREIGN CURRENCY...........................................    6,440,480    39,347,535
                                                                    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 7,448,629   $40,566,662
                                                                    ===========   ===========




* For the period March 20, 2007 (commencement of operations) to March 31, 2007.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                                                      SPDR S&P      SPDR S&P
        SPDR S&P                SPDR S&P   SPDR S&P   EMERGING      EMERGING
        EMERGING     SPDR S&P   EMERGING   EMERGING     LATIN    MIDDLE EAST &
      ASIA PACIFIC     CHINA     MARKETS    EUROPE     AMERICA       AFRICA
          ETF*         ETF*       ETF*       ETF*       ETF*          ETF*
      ------------   --------   --------   --------   --------   -------------



        $  6,785     $  3,923   $ 13,396   $  6,669   $ 17,489      $ 25,258
              --           --         --         --         --            --
            (817)         --        (628)    (1,000)    (5,058)         (773)
        --------     --------   --------   --------   --------      --------
           5,968        3,923     12,768      5,669     12,431        24,485
        --------     --------   --------   --------   --------      --------

           3,277        4,739      3,036      2,003      4,182         2,159
              57           82         53         35         75            37
        --------     --------   --------   --------   --------      --------
           3,334        4,821      3,089      2,038      4,257         2,196
        --------     --------   --------   --------   --------      --------
           2,634         (898)     9,679      3,631      8,174        22,289
        --------     --------   --------   --------   --------      --------



         (18,718)          --     13,103      1,681    (19,568)       (5,464)
         107,175           --         --         --         --            --


         255,655      928,909    565,601    643,970    776,447       518,813
              --           --    (23,606)        --         --            --
        --------     --------   --------   --------   --------      --------

         344,112      928,909    555,098    645,651    756,879       513,349
        --------     --------   --------   --------   --------      --------

        $346,746     $928,011   $564,777   $649,282   $765,053      $535,638
        ========     ========   ========   ========   ========      ========


STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



                                                                   SPDR DJ             SPDR
                                                                   WILSHIRE       FTSE/MACQUARIE
                                                                INTERNATIONAL         GLOBAL
                                                                 REAL ESTATE    INFRASTRUCTURE 100
                                                                     ETF*              ETF**
                                                                -------------   ------------------


INVESTMENT INCOME:
  Dividends...................................................   $ 2,176,190        $   60,319
  Foreign taxes withheld......................................      (410,556)           (1,343)
                                                                 -----------        ----------
     TOTAL INVESTMENT INCOME..................................     1,765,634            58,976
                                                                 -----------        ----------
EXPENSES:
  Advisory fee................................................       503,333            16,450
  Trustees fees and expenses..................................         8,427               287
                                                                 -----------        ----------
  TOTAL EXPENSES..............................................       511,760            16,737
                                                                 -----------        ----------
  NET INVESTMENT INCOME (LOSS)................................     1,253,874            42,239
                                                                 -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions............    (1,001,573)               26
     Futures..................................................            --                --
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency.........................    25,664,140           993,181
     Futures..................................................            --                --
                                                                 -----------        ----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       AND FOREIGN CURRENCY...................................    24,662,567           993,207
                                                                 -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..................................................   $25,916,441        $1,035,446
                                                                 ===========        ==========




   * For the period December 15, 2006 (commencement of operations) to March 31, 2007.
  ** For the period January 25, 2007 (commencement of operations) to March 31,
     2007.
 *** For the period January 10, 2007 (commencement of operations) to March 31,
     2007.
**** For the period November 9, 2006 (commencement of operations) to March 31,
     2007.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------





         SPDR           SPDR              SPDR
       MSCI ACWI   RUSSELL/NOMURA    RUSSELL/NOMURA
         EX-US       PRIME JAPAN    SMALL CAP JAPAN
        ETF***         ETF****          ETF****
      ----------   --------------   ---------------



      $  187,576     $ 1,670,307       $ 985,580
         (11,754)       (116,339)        (68,758)
      ----------     -----------       ---------
         175,822       1,553,968         916,822
      ----------     -----------       ---------

          20,817         408,673          83,214
             609           8,331           1,420
      ----------     -----------       ---------
          21,426         417,004          84,634
      ----------     -----------       ---------
         154,396       1,136,964         832,188
      ----------     -----------       ---------


           1,367          (3,816)         46,460
              --              --              --

       1,411,324      13,580,766        (282,977)
              --              --              --
      ----------     -----------       ---------

       1,412,691      13,576,950        (236,517)
      ----------     -----------       ---------

      $1,567,087     $14,713,914       $ 595,671
      ==========     ===========       =========


STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF CHANGE IN NET ASSETS

--------------------------------------------------------------------------------






                                                                              DJ
                                                                         STOXX 50 ETF
                                                             -----------------------------------
                                                                 FOR THE
                                                               SIX MONTHS
                                                                  ENDED             FOR THE
                                                             MARCH 31, 2007       YEAR ENDED
                                                               (UNAUDITED)    SEPTEMBER 30, 2006
                                                             --------------   ------------------


FROM OPERATIONS:
  Net investment income (loss).............................   $  1,008,149        $ 1,133,619
  Net realized gain (loss) on investments, foreign currency
     transactions and futures..............................     11,875,064            201,333
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency and futures.............     (5,434,584)         3,961,363
                                                              ------------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS............................................      7,448,629          5,296,315
                                                              ------------        -----------
  Net equalization credits and charges.....................         (5,102)           332,179
                                                              ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................       (829,448)        (1,464,954)
  Net realized gains.......................................         (9,632)          (117,419)
                                                              ------------        -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS......................       (839,080)        (1,582,373)
                                                              ------------        -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.....................    119,031,656         35,679,112
  Net proceeds from dividend reinvestment shares issued....          1,795              2,647
  Cost of shares redeemed..................................    (33,122,378)                --
                                                              ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS....................................     85,911,073         35,681,759
                                                              ------------        -----------
  Net increase (decrease) in net assets during period......     92,515,520         39,727,880
  Net assets at beginning of period........................     71,175,302         31,447,422
                                                              ------------        -----------
NET ASSETS AT END OF PERIOD (1)............................   $163,690,822        $71,175,302
                                                              ============        ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold..............................................      2,450,000            800,000
  Shares issued to shareholders from reinvestment of
     distributions.........................................             37                 63
  Shares redeemed..........................................       (700,000)                --
                                                              ------------        -----------
NET INCREASE (DECREASE)....................................      1,750,037            800,063
                                                              ============        ===========
(1) Including undistributed (distributions in excess of)
     net investment income:................................   $    178,701        $        --
                                                              ============        ===========




 * Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------




                                              SPDR S&P                      SPDR S&P       SPDR S&P
                                              EMERGING       SPDR S&P       EMERGING       EMERGING
                       DJ                   ASIA PACIFIC       CHINA         MARKETS        EUROPE
               EURO STOXX 50 ETF                 ETF            ETF            ETF            ETF
      -----------------------------------   ------------   ------------   ------------   ------------
          FOR THE                              FOR THE        FOR THE        FOR THE        FOR THE
        SIX MONTHS                             PERIOD         PERIOD         PERIOD         PERIOD
           ENDED             FOR THE        3/20/2007* -   3/20/2007* -   3/20/2007* -   3/20/2007* -
      MARCH 31, 2007       YEAR ENDED         3/31/2007      3/31/2007      3/31/2007      3/31/2007
        (UNAUDITED)    SEPTEMBER 30, 2006    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
      --------------   ------------------   ------------   ------------   ------------   ------------



       $  1,219,127       $   5,376,157      $     2,634    $      (898)   $     9,679    $     3,631
          7,149,279          12,944,464           88,457             --         13,103          1,681

         32,198,256          16,938,792          255,655        928,909        541,995        643,970
       ------------       -------------      -----------    -----------    -----------    -----------
         40,566,662          35,259,413          346,746        928,011        564,777        649,282
       ------------       -------------      -----------    -----------    -----------    -----------
             71,742            (326,888)              --             --             --             --
       ------------       -------------      -----------    -----------    -----------    -----------

         (1,238,071)         (4,859,299)              --             --             --             --
                 --                  --               --             --             --             --
       ------------       -------------      -----------    -----------    -----------    -----------
         (1,238,071)         (4,859,299)              --             --             --             --
       ------------       -------------      -----------    -----------    -----------    -----------

        136,936,484         213,560,512       18,149,001     26,112,500     16,688,250     10,876,400
                434               4,501               --             --             --             --
        (27,139,298)       (189,461,023)              --             --             --             --
       ------------       -------------      -----------    -----------    -----------    -----------
        109,797,620          24,103,990       18,149,001     26,112,500     16,688,250     10,876,400
       ------------       -------------      -----------    -----------    -----------    -----------
        149,197,953          54,177,216       18,495,747     27,040,511     17,253,027     11,525,682
        233,864,831         179,687,615               --             --             --             --
       ------------       -------------      -----------    -----------    -----------    -----------
       $383,062,784       $ 233,864,831      $18,495,747    $27,040,511    $17,253,027    $11,525,682
       ============       =============      ===========    ===========    ===========    ===========

          2,650,000           4,900,000          300,000        500,000        300,000        200,000
                  8                 101               --             --             --             --
           (500,000)         (4,500,000)              --             --             --             --
       ------------       -------------      -----------    -----------    -----------    -----------
          2,150,008             400,101          300,000        500,000        300,000        200,000
       ============       =============      ===========    ===========    ===========    ===========
       $    (18,944)      $          --      $     2,634    $      (898)   $     9,679    $     3,631
       ============       =============      ===========    ===========    ===========    ===========


STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF CHANGE IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                                                                   SPDR S&P
                                                   SPDR S&P        EMERGING             SPDR DJ
                                                   EMERGING     MIDDLE EAST &   WILSHIRE INTERNATIONAL
                                                LATIN AMERICA       AFRICA            REAL ESTATE
                                                     ETF             ETF                  ETF
                                                -------------   -------------   ----------------------
                                                   FOR THE         FOR THE              FOR THE
                                                    PERIOD          PERIOD              PERIOD
                                                 3/20/2007* -    3/20/2007* -        12/15/2006* -
                                                  3/31/2007       3/31/2007            3/31/2007
                                                 (UNAUDITED)     (UNAUDITED)          (UNAUDITED)
                                                -------------   -------------   ----------------------


FROM OPERATIONS:
  Net investment income (loss)................   $     8,174     $    22,289         $  1,253,874
  Net realized (loss) gain on investments and
     foreign currency transactions............       (19,568)         (5,464)          (1,001,573)
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency.................................       776,447         518,813           25,664,140
                                                 -----------     -----------         ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................       765,053         535,638           25,916,441
                                                 -----------     -----------         ------------
  Net equalization credits and charges........            --              --            1,446,906
                                                 -----------     -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.......................            --              --           (1,885,594)
  Net realized gains..........................            --              --                   --
                                                 -----------     -----------         ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........            --              --           (1,885,594)
                                                 -----------     -----------         ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares........    23,002,400      11,849,500          583,922,176
  Net proceeds from dividend reinvestment
     shares issued............................            --              --                   --
  Cost of shares redeemed.....................            --              --                   --
                                                 -----------     -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS............    23,002,400      11,849,500          583,922,176
                                                 -----------     -----------         ------------
  Net increase (decrease) in net assets during
     period...................................    23,767,453      12,385,138          609,399,929
  Net assets at beginning of period...........            --              --                   --
                                                 -----------     -----------         ------------
NET ASSETS AT END OF PERIOD (1)...............   $23,767,453     $12,385,138         $609,399,929
                                                 ===========     ===========         ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.................................       400,000         200,000            9,100,000
  Shares issued to shareholders from
     reinvestment of distributions............            --              --                   --
  Shares redeemed.............................            --              --                   --
                                                 -----------     -----------         ------------
  NET INCREASE (DECREASE).....................       400,000         200,000            9,100,000
                                                 ===========     ===========         ============
(1) Including undistributed (distributions in
     excess of) net investment income:........   $     8,174     $    22,289         $   (631,720)
                                                 ===========     ===========         ============




 * Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------




                 SPDR                 SPDR            SPDR              SPDR
            FTSE/MACQUARIE          MSCI ACWI    RUSSELL/NOMURA    RUSSELL/NOMURA
      GLOBAL INFRASTRUCTURE 100       EX-US        PRIME JAPAN    SMALL CAP JAPAN
                 ETF                   ETF             ETF              ETF
      -------------------------   ------------   --------------   ---------------
               FOR THE               FOR THE         FOR THE          FOR THE
                PERIOD               PERIOD          PERIOD            PERIOD
             1/25/2007* -         1/10/2007* -    11/9/2006* -      11/9/2006* -
              3/31/2007             3/31/2007       3/31/2007        3/31/2007
             (UNAUDITED)           (UNAUDITED)     (UNAUDITED)      (UNAUDITED)
      -------------------------   ------------   --------------   ---------------



            $    42,239            $   154,396    $  1,136,964      $    832,188

                     26                  1,367          (3,816)           46,460

                993,181              1,411,324      13,580,766          (282,977)
            -----------            -----------    ------------      ------------

              1,035,446              1,567,087      14,713,914           595,671
            -----------            -----------    ------------      ------------
                     --                     --              --                --
            -----------            -----------    ------------      ------------

                     --                     --          (1,530)          (17,720)
                     --                     --              --                --
            -----------            -----------    ------------      ------------
                     --                     --          (1,530)          (17,720)
            -----------            -----------    ------------      ------------

             15,121,599             43,963,532     259,677,425       158,775,989
                     --                     --              --                --
                     --                     --              --                --
            -----------            -----------    ------------      ------------

             15,121,599             43,963,532     259,677,425       158,775,989
            -----------            -----------    ------------      ------------
             16,157,045             45,530,619     274,389,809       159,353,940
                     --                     --              --                --
            -----------            -----------    ------------      ------------
            $16,157,045            $45,530,619    $274,389,809      $159,353,940
            ===========            ===========    ============      ============

                300,000              1,200,000       4,800,000         3,000,000

                     --                     --              --                --
                     --                     --              --                --
            -----------            -----------    ------------      ------------
                300,000              1,200,000        4,800,00         3,000,000
            ===========            ===========    ============      ============

            $    42,239            $   154,396    $  1,135,434      $    814,468
            ===========            ===========    ============      ============


STREETTRACKS INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

--------------------------------------------------------------------------------



                                                                           DJ
                                                                      STOXX 50 ETF
                                    --------------------------------------------------------------------------------
                                         FOR THE          FOR THE         FOR THE         FOR THE         FOR THE
                                    SIX MONTHS ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED        PERIOD
                                     MARCH 31, 2007    SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   10/15/2002* -
                                       (UNAUDITED)          2006            2005           2004+         9/30/2003
                                    ----------------   -------------   -------------   -------------   -------------


NET ASSET VALUE, BEGINNING OF
  PERIOD..........................      $  44.48          $ 39.31         $ 33.20         $ 27.89          $25.34(4)
                                        --------          -------         -------         -------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......          0.50             1.30(6)         1.01            0.99            1.20
Net realized and unrealized gain
  (loss)..........................          4.33             5.05            6.10            5.16            2.50
                                        --------          -------         -------         -------          ------
Total from investment operations..          4.83             6.35            7.11            6.15            3.70
                                        --------          -------         -------         -------          ------
Net equalization credits and
  charges.........................         (0.00)(5)         0.38            0.00(5)         0.01           (0.49)
                                        --------          -------         -------         -------          ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............         (0.44)           (1.41)          (1.00)          (0.85)          (0.66)
Net realized gains................         (0.01)           (0.15)             --              --              --
                                        --------          -------         -------         -------          ------
Total distributions...............         (0.45)           (1.56)          (1.00)          (0.85)          (0.66)
                                        --------          -------         -------         -------          ------
NET ASSET VALUE, END OF PERIOD....      $  48.86          $ 44.48         $ 39.31         $ 33.20          $27.89
                                        ========          =======         =======         =======          ======
TOTAL RETURN (1)..................         10.85%           17.40%          21.60%          22.13%          12.79%
Net assets, end of period (in
  000's)..........................      $163,691          $71,175         $31,447         $24,896          $8,421
Ratio of expenses to average net
  assets..........................          0.30%(2)         0.33%           0.32%           0.33%           0.35%(2)
Ratio of net investment income
  (loss) to average net assets....          2.08%(2)         3.13%           2.75%           2.98%           2.96%(2)
Portfolio turnover rate (3).......             1%              14%              9%              7%              6%




See accompanying notes to financial highlights on page 68 and notes to financial statements.

--------------------------------------------------------------------------------



                                            DJ
                                     EURO STOXX 50 ETF
      ------------------------------------------------------------------------------
        FOR THE SIX       FOR THE         FOR THE         FOR THE         FOR THE
       MONTHS ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED        PERIOD
      MARCH 31, 2007   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   10/15/2002* -
        (UNAUDITED)         2006            2005           2004+         9/30/2003
      --------------   -------------   -------------   -------------   -------------


         $  49.23         $  41.31        $  33.94        $ 27.97         $ 24.35(4)
         --------         --------        --------        -------         -------

             0.18             1.32(6)         0.94           0.64            0.97

             6.28             7.92            7.39           6.14            3.59
         --------         --------        --------        -------         -------
             6.46             9.24            8.33           6.78            4.56
         --------         --------        --------        -------         -------
             0.01            (0.08)           0.02           0.01           (0.30)
         --------         --------        --------        -------         -------

            (0.18)           (1.24)          (0.98)         (0.82)          (0.64)
               --               --              --             --              --
         --------         --------        --------        -------         -------
            (0.18)           (1.24)          (0.98)         (0.82)          (0.64)
         --------         --------        --------        -------         -------
         $  55.52         $  49.23        $  41.31        $ 33.94           27.97
         ========         ========        ========        =======         =======
            13.11%           22.48%          24.82%         24.21%          17.46%
         $383,063         $233,865        $179,688        $93,325         $85,366
             0.30%(2)         0.33%           0.32%          0.33%           0.35%(2)

             0.69%(2)         2.92%           2.79%          1.92%           2.78%(2)
                4%               6%             15%            11%              6%

STREETTRACKS INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

--------------------------------------------------------------------------------




                                          SPDR S&P                              SPDR S&P           SPDR S&P           SPDR S&P
                                          EMERGING           SPDR S&P           EMERGING           EMERGING           EMERGING
                                        ASIA PACIFIC           CHINA             MARKETS            EUROPE          LATIN AMERICA
                                             ETF                ETF                ETF                ETF                ETF
                                       --------------     --------------     --------------     --------------     --------------
                                       FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                         3/20/2007*-        3/20/2007*-        3/20/2007*-        3/20/2007*-        3/20/2007*-
                                          3/31/2007          3/31/2007          3/31/2007          3/31/2007          3/31/2007
                                         (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                       --------------     --------------     --------------     --------------     --------------


NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $ 60.50            $ 52.23            $ 55.63            $ 54.38            $ 57.51
                                           -------            -------            -------            -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........         0.01              (0.00)(5)           0.03               0.02               0.02
Net realized and unrealized gain
  (loss).............................         1.14               1.85               1.85               3.23               1.89
                                           -------            -------            -------            -------            -------
Total from investment operations.....         1.15               1.85               1.88               3.25               1.91
                                           -------            -------            -------            -------            -------
Net equalization credits and
  charges............................           --                 --                 --                 --                 --
                                           -------            -------            -------            -------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................           --                 --                 --                 --                 --
                                           -------            -------            -------            -------            -------
NET ASSET VALUE, END OF PERIOD.......      $ 61.65            $ 54.08            $ 57.51            $ 57.63            $ 59.42
                                           =======            =======            =======            =======            =======
TOTAL RETURN (1).....................         1.91%              3.55%              3.38%              5.97%              3.33%
Net assets, end of period (in
  000's).............................      $18,496            $27,041            $17,253            $11,526            $23,767
Ratio of expenses to average net
  assets.............................         0.60%(2)           0.60%(2)           0.60%(2)           0.60%(2)           0.60%(2)
Ratio of net investment income (loss)
  to average net assets..............         0.47%(2)          (0.11)%(2)          1.88%(2)           1.07%(2)           1.15%(2)
Portfolio turnover rate (3)..........            0%(7)              0%                 0%                 1%                 1%



 *  Commencement of operations

(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2) Annualized

(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4) The beginning net asset values have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective index. The ratio of the reverse stock split for the DJ STOXX 50 ETF and the DJ EURO STOXX 50 ETF was 1:2.536 and 1:2.444, respectively.

(5) Amount is less than $0.005 per share

(6) Per share numbers have been calculated using average shares outstanding.

(7) Amount shown represents less than 0.5%

 + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



         SPDR S&P           SPDR DJ              SPDR
         EMERGING          WILSHIRE         FTSE/MACQUARIE           SPDR              SPDR               SPDR
       MIDDLE EAST &     INTERNATIONAL          GLOBAL             MSCI ACWI      RUSSELL/NOMURA     RUSSELL/NOMURA
          AFRICA          REAL ESTATE     INFRASTRUCTURE 100         EX-US          PRIME JAPAN     SMALL CAP JAPAN
            ETF               ETF                 ETF                 ETF               ETF               ETF
      --------------    --------------    ------------------    --------------    --------------    ---------------
      FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
        3/20/2007*-      12/15/2006*-         1/25/2007*-         1/10/2007*-       11/9/2007*-       11/9/2007*-
         3/31/2007         3/31/2007           3/31/2007           3/31/2007         3/31/2007         3/31/2007
        (UNAUDITED)       (UNAUDITED)         (UNAUDITED)         (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
      --------------    --------------    ------------------    --------------    --------------    ---------------


          $ 59.25             60.28             $ 50.41             $ 35.60          $  52.65           $  48.70
          -------          --------             -------             -------          --------           --------

             0.11              0.16                0.14                0.13              0.24               0.40
             2.57              6.60                3.31                2.21              4.27               4.14
          -------          --------             -------             -------          --------           --------
             2.68              6.76                3.45                2.34              4.51               4.54
          -------          --------             -------             -------          --------           --------
               --              0.16                  --                  --                --                 --
          -------          --------             -------             -------          --------           --------

               --             (0.23)                 --                  --              0.00(5)           (0.12)
          -------          --------             -------             -------          --------           --------
          $ 61.93          $  66.97             $ 53.86             $ 37.94          $  57.16           $  53.12
          =======          ========             =======             =======          ========           ========
             4.53%         $  11.49%               6.85%               6.57%             8.58%              9.35%
          $12,385          $609,400             $16,157             $45,531          $274,390           $159,354
             0.60%(2)          0.60%(2)            0.60%(2)            0.35%(2)          0.51%(2)           0.56%(2)

             6.09%(2)          1.44%(2)            1.51%(2)            2.52%(2)          1.38%(2)           5.46%(2)
                1%                4%                  0%                  0%                0%                 2%

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Index Shares Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, and is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of eighteen separate exchange-traded "index funds", each of which represents a separate series of beneficial interest in the Trust, (each referred to as a "Fund" and, collectively, as "the Funds"). The following thirteen Funds were operational as of March 31, 2007: DJ STOXX 50 ETF (formerly, streetTRACKS Dow Jones STOXX 50 Fund), DJ EURO STOXX 50 ETF (formerly, streetTRACKS Dow Jones EURO STOXX 50 Fund), SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR DJ Wilshire International Real Estate ETF (formerly, streetTRACKS DJ Wilshire International Real Estate ETF), SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF (formerly, streetTRACKs Russell/Nomura PRIME Japan ETF) and SPDR Russell/Nomura Small Cap Japan ETF (formerly, streetTRACKs Russell/Nomura Small Cap Japan ETF). Each Fund operates as a non-diversified investment company. The following five Funds were not operational as of March 31, 2007: SPDR S&P Asia Pacific ETF, SPDR S&P EPAC ETF, SPDR S&P Europe ETF, SPDR S&P International Small Cap ETF and SPDR S&P World ex-US ETF. No financial information is presented for these non-operational Funds. The investment objective of each fund is to replicate as closely as possible, before expenses, the price and yield or total return of a specified market index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

SECURITY VALUATION

The value of each Fund's portfolio securities is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT RISK

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered to be emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

FUTURES

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies and losses deferred due to wash sales.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At March 31, 2007, the Funds had no capital loss carryforwards.

For the six months ended March 31, 2007, the funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:


                                                                    NET GAIN
                                                                 RECLASS AMOUNT
                                                                 --------------

DJ STOXX 50 ETF................................................    $11,842,739
DJ EURO STOXX 50 ETF...........................................      7,169,552
SPDR S&P Emerging Asia Pacific ETF.............................             --
SPDR S&P China ETF.............................................             --
SPDR S&P Emerging Markets ETF..................................             --
SPDR S&P Emerging Europe ETF...................................             --
SPDR S&P Emerging Latin America ETF............................             --
SPDR S&P Emerging Middle East & Africa ETF.....................             --
SPDR DJ Wilshire International Real Estate ETF.................             --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............             --
SPDR MSCI ACWI ex-US ETF.......................................             --
SPDR Russell/Nomura PRIME Japan ETF............................             --
SPDR Russell/Nomura Small Cap Japan ETF........................             --


The Funds incurred the following losses during the period November 1, 2005 through September 30, 2006, that are deferred for tax purposes until fiscal 2007:


                                                                 DEFERRED LOSSES
--------------------------------------------------------------------------------

DJ STOXX 50 ETF................................................      $    --
DJ EURO STOXX 50 ETF...........................................       64,809

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly for DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF and SPDR DJ Wilshire International Real Estate ETF. The following Funds are distributed annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

EQUALIZATION

DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF and SPDR DJ Wilshire International Real Estate ETF follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund Shares. Other Funds may use such accounting practice in the future.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2006, the SEC issued staff guidance ("SEC Letter") that delayed the implementation of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") and clarified its application. FIN 48 was originally released by the FASB in July 2006. FIN 48 mandates a two-part test for recognition of a tax benefit in the financial statement of any company (including an investment company) that follows generally accepted accounting principles. First, the company must determine that it has a greater than 50% likelihood of sustaining its position based on the "technical merits" of the position. Second, the company must determine the amount of benefit that may be recognized by considering all of the potential outcomes and measuring the probability that each will occur. The SEC Letter clarifies the types of guidance upon which investment companies can rely in determining the technical merits of a tax position. In addition, the SEC Letter permits investment companies to delay the implementation of FIN 48 until the last NAV calculation in the first required financial reporting period for fiscal years beginning after December 15, 2006. In the case of the Funds, this is March 31, 2008. At this time, management is evaluating the implications of FIN 48.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisery Agreement with SSgA Funds Management, Inc. (the Trust on behalf of the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:


                                                                  ANNUAL RATE
-----------------------------------------------------------------------------


DJ STOXX 50 ETF                                                       0.29%
DJ EURO STOXX 50 ETF                                                  0.29%
SPDR S&P Emerging Asia Pacific ETF                                    0.59%
SPDR S&P China ETF                                                    0.59%
SPDR S&P Emerging Markets ETF                                         0.59%
SPDR S&P Emerging Europe ETF                                          0.59%
SPDR S&P Emerging Latin America ETF                                   0.59%
SPDR S&P Emerging Middle East & Africa ETF                            0.59%
SPDR DJ Wilshire International Real Estate ETF                        0.59%
SPDR FTSE/Macquarie Global Infrastructure 100 ETF                     0.59%
SPDR MSCI ACWI ex-US ETF                                              0.34%
SPDR Russell/Nomura PRIME Japan ETF                                   0.50%
SPDR Russell/Nomura Small Cap Japan ETF                               0.55%


The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser receives fees for its services as Custodian, Administrator and Transfer Agent.

DISTRIBUTOR

State Street Global Markets, LLC ("the Distributor") acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires the Distributor to use its best efforts, consistent with its other businesses, to sell Shares of the Funds. Shares of the Funds are offered continuously. The Distributor may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Shares. Management has not implemented a 12b-1 fee on any of the Funds.

TRUSTEES' FEES

The Trust pays fees and expenses of the Independent Trustees, including Trustee's legal counsel fees. The Trust pays each Independent Trustee an annual fee of $15,000, and a meeting fee of $300 per fund per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees and for other Board-related matters. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees who are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee.

4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 for DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF and 100,000 for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa, ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and 200,000 for SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



PRIME Japan ETF. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is (cash component) used to equate the transaction to the net asset value per Share of a Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2007, the identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation as follows:


                                                                  GROSS          GROSS      NET UNREALIZED
                                                 IDENTIFIED    UNREALIZED     UNREALIZED     APPRECIATION
                                                    COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                -----------   ------------   ------------   --------------


DJ STOXX 50 ETF...............................  160,581,585     6,060,000      1,138,313       4,921,687
DJ EURO STOXX 50 ETF..........................  387,148,924    56,665,671      2,646,638      54,019,033
SPDR S&P Emerging Asia Pacific ETF............   18,274,651       509,063        253,412         255,651
SPDR S&P China ETF............................   26,112,500     1,137,198        208,289         928,909
SPDR S&P Emerging Markets ETF.................   16,452,058       659,044        118,368         540,676
SPDR S&P Emerging Europe ETF..................   10,865,605       666,410         22,440         643,970
SPDR S&P Emerging Latin America ETF...........   22,982,167       904,170        127,734         776,436
SPDR S&P Emerging Middle East & Africa ETF....   11,828,505       575,601         59,289         516,312
SPDR DJ Wilshire International Real Estate
  ETF.........................................  579,209,178    30,387,238      4,724,971      25,662,267
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF.........................................   15,144,151     1,051,453         58,276         993,177
SPDR MSCI ACWI ex-US ETF......................   44,068,411     1,919,141        509,137       1,410,004
SPDR Russell/Nomura PRIME Japan ETF...........  259,357,083    20,282,923      6,702,326      13,580,597
SPDR Russell/Nomura Small Cap Japan ETF.......  158,621,273     3,294,596      3,576,074        (281,478)


6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:


                                                                  CONTRIBUTIONS   REDEMPTIONS
                                                                  -------------   -----------


DJ STOXX 50 ETF.................................................   119,087,702     33,183,542
DJ EURO STOXX 50 ETF............................................   137,004,379     27,141,327
SPDR S&P Emerging Asia Pacific ETF..............................    18,149,001             --
SPDR S&P China ETF..............................................    26,112,500             --
SPDR S&P Emerging Markets ETF...................................    16,688,250             --
SPDR S&P Emerging Europe ETF....................................    10,876,400             --
SPDR S&P Emerging Latin America ETF.............................    23,002,400             --
SPDR S&P Emerging Middle East & Africa ETF......................    11,849,500             --
SPDR DJ Wilshire International Real Estate ETF..................   585,369,042             --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............    15,121,599             --
SPDR MSCI ACWI ex-US ETF........................................    43,963,532             --
SPDR Russell/Nomura PRIME Japan ETF.............................   259,677,425             --
SPDR Russell/Nomura Small Cap Japan ETF.........................   158,775,989             --

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


For the six months ended March 31, 2007, the Trust had purchases and sales of investment securities as follows:


                                                                      PURCHASES      SALES
                                                                     ----------   ----------


DJ STOXX 50 ETF....................................................     694,952    1,169,861
DJ EURO STOXX 50 ETF...............................................  11,799,484   12,666,144
SPDR S&P Emerging Asia Pacific ETF.................................  10,213,962       53,471
SPDR S&P China ETF.................................................          --           --
SPDR S&P Emerging Markets ETF......................................   3,712,528           --
SPDR S&P Emerging Europe ETF.......................................   1,489,506       60,435
SPDR S&P Emerging Latin America ETF................................   5,196,171      117,679
SPDR S&P Emerging Middle East & Africa ETF.........................     176,180    1,670,445
SPDR DJ Wilshire International Real Estate ETF.....................  14,426,904   14,342,935
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..................          --           --
SPDR MSCI ACWI ex-US ETF...........................................   1,438,039           --
SPDR Russell/Nomura PRIME Japan ETF................................   9,314,366           --
SPDR Russell/Nomura Small Cap Japan ETF............................   1,316,506      955,328


For the six months ended March 31, 2007, the Trust did not pay any commissions to an affiliate of the Adviser for Investment Transactions.

7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2006 and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees ranging from $500 to $12,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Funds in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


                                                       BEGINNING         ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                                  10/1/06         3/31/07      10/1/06-3/31/07
------                                               -------------   -------------   ---------------


DJ STOXX 50 ETF....................................    $1,000.00       $1,108.54          $1.58
DJ EURO STOXX 50 ETF...............................    $1,000.00       $1,131.10          $1.59
SPDR S&P Emerging Asia Pacific ETF**...............    $1,000.00       $1,019.06          $0.18
SPDR S&P China ETF**...............................    $1,000.00       $1,035.52          $0.19
SPDR S&P Emerging Markets ETF**....................    $1,000.00       $1,033.84          $0.19
SPDR S&P Emerging Europe ETF**.....................    $1,000.00       $1,059.73          $0.19
SPDR S&P Emerging Latin America ETF**..............    $1,000.00       $1,033.28          $0.19
SPDR S&P Emerging Middle East & Africa ETF**.......    $1,000.00       $1,045.28          $0.19
SPDR DJ Wilshire International Real Estate ETF***..    $1,000.00       $1,114.90          $1.94
SPDR FTSE/Macquarie Global Infrastructure ETF****..    $1,000.00       $1,068.54          $1.14
SPDR MSCI ACWI ex-US ETF*****......................    $1,000.00       $1,065.73          $0.82
SPDR Russell/Nomura PRIME Japan ETF******..........    $1,000.00       $1,085.79          $2.15
SPDR Russell/Nomura Small Cap Japan ETF******......    $1,000.00       $1,093.46          $2.38


* Expenses are equal to the Fund's annualized expense ratio of 0.30%, 0.30%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.35%, 0.51%, 0.56%,
respectively, multiplied by the average account value of the period, multiplied by 182/365 or since inception.

** For the period March 20, 2007 (commencement of operations) to March 31, 2007.

*** For the period December 15, 2006 (commencement of operations) to March 31,
    2007.

**** For the period January 25, 2007 (commencement of operations) to March 31,
     2007.

***** For the period January 10, 2007 (commencement of operations) to March 31,
      2007.

****** For the period November 9, 2006 (commencement of operations) to March 31,
       2007.

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



                                                       BEGINNING         ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
HYPOTHETICAL                                            10/1/06         3/31/07      10/1/06-3/31/07
------------                                         -------------   -------------   ---------------


DJ STOXX 50 ETF....................................    $1,000.00       $1,023.44          $1.51
DJ EURO STOXX 50 ETF...............................    $1,000.00       $1,023.44          $1.51
SPDR S&P Emerging Asia Pacific ETF.................    $1,000.00       $1,021.94          $3.06
SPDR S&P China ETF.................................    $1,000.00       $1,021.94          $3.06
SPDR S&P Emerging Markets ETF......................    $1,000.00       $1,021.94          $3.06
SPDR S&P Emerging Europe ETF.......................    $1,000.00       $1,021.94          $3.06
SPDR S&P Emerging Latin America ETF................    $1,000.00       $1,021.94          $3.06
SPDR S&P Emerging Middle East & Africa ETF.........    $1,000.00       $1,021.94          $3.06
SPDR DJ Wilshire International Real Estate ETF.....    $1,000.00       $1,021.94          $3.06
SPDR FTSE/Macquarie Global Infrastructure ETF......    $1,000.00       $1,021.94          $3.06
SPDR MSCI ACWI ex-US ETF...........................    $1,000.00       $1,023.19          $1.79
SPDR Russell/Nomura PRIME Japan ETF................    $1,000.00       $1,022.39          $2.60
SPDR Russell/Nomura Small Cap Japan ETF............    $1,000.00       $1,022.14          $2.85


* Expenses are equal to the Fund's annualized expense ratio of 0.30%, 0.30%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.60%, 0.35%, 0.51%, 0.56%,
respectively, multiplied by the average account value of the period, multiplied by 182/365.

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Funds directly at 1-866-787-2257 (toll-free), on the SEC's website at www.sec.gov, or on the Funds' website at www.spdretfs.com. Information regarding how the Funds voted ("SEC") proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request by calling 1-866-787-2257 (toll-free), on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdretfs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q will be available on the SEC's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the form N-Q will be available upon request, without charge, by calling 1-866-787-2257 (toll-free), and on the Funds' website www.spdretfs.com.

APPROVAL OF ADVISORY AGREEMENTS

At an in-person meeting held on October 25, 2006 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered the approval of the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to sixteen new series portfolios of the Trust (each a "New Fund," collectively, the "New Funds"). The Trustees in attendance who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services to be provided by the Adviser under the Agreement, (ii) the costs to the Adviser of its services and the financial condition of State Street, including the Adviser, and (iii) the effect of the New Funds' growth and size on investment performance and expenses, and other compensation to be received by State Street.

The Board considered the nature, extent and quality of the services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's anticipated responsibilities for managing the investment operations of each New Fund

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



in accordance with each New Fund's investment objective and policies, and the applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New Funds, as exchange-traded funds ("ETFs"), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for the portfolio management and compliance. The Board also considered the expected resources, structures and practices of the Adviser in managing the New Funds' portfolios and in monitoring and securing each New Fund's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its parent, State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board then determined that the nature, extent and quality of the services expected to be provided by the Adviser to the New Funds were necessary and appropriate.

The Board considered the financial condition of the Adviser and State Street. The Board also considered whether the Adviser may benefit in other ways from its relationship with the New Funds or the Trust, noting that Adviser maintains no soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the New Funds to be excessive.

The Board evaluated the New Funds' unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking international indexes. The Board reviewed the universe of similar ETFs for each New Fund based upon Lipper Analytical Services and related comparative information. The Board also reviewed the estimated expense ratios of the New Funds and the unitary fee structure. The Board used a Fund by Fund analysis of the data to determine that each New Fund's estimated expense ratio was reasonable in light of its peers. The Board concluded, based on the information presented, that each New Fund's fees were fair and reasonable in light those of their direct competitors.

The Board determined that the Adviser is likely to realize economies of scale in managing the New Funds as assets grow in size. The Board further determined that such economies of scale would be shared with the New Funds by way of the low fee structure of the Trust.

Based upon its evaluation, including their consideration of each of the factors noted above for each New Fund, the Board, and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

At the Meeting, the Board also considered the approval of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to one of the New Funds, the SPDR(R) DJ Wilshire International Real Estate ETF (the "New Real Estate Fund"). The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in real estate related securities. In light of the Board's determination that the unitary fee paid to State Street by the New Real Estate Fund was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Trustees did not believe it necessary to evaluate the Sub-Adviser's profitability or any additional benefits that the Sub-Adviser may receive.

Based upon its evaluation, including their consideration of each of the factors noted above for the New Real Estate Fund, the Board, and the Independent Trustees acting separately, unanimously concluded that the Sub-Advisory Agreement is fair and reasonable and that it should be approved.

THE SSGA(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SSgA Funds being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SSGA FUND. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value (DSV)
SPDR Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

Dow Diamonds (DIA)

SPDR S&P 500 ETF (SPY)

DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWI)
SPDR S&P International Small Cap ETF (GWX)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)

State Street Global Markets, LLC, member NASD, SIPC is distributor for all SPDRs product. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR shares and Dow Diamonds, both unit investment trusts and Select Sector SPDRs streetTRACKS' INDEX SHARES FUNDS

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Ryan M. Louvar, Assistant Secretary
John W. Clark, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Peter A. Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdretfs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111


The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For all streetTRACKS Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(C)2007 State Street Corporation STISFSAR



For more complete information, please call 866.787.2257 or visit spdretfs.com today

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments is included as a part report to shareholders filed under Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President and Chief Executive Officer, and Gary L. French, the Registrant's Treasurer and Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

    (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

    (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STREETTRACKS INDEX SHARES FUNDS

By:      /s/ James E. Ross
         -----------------------
         James E. Ross
         President and Chief Executive Officer

Date:    May 21, 2007
         -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James E. Ross
         -----------------------
         James E. Ross
         President and Chief Executive Officer

Date:    May 21, 2007
         -----------------------


By:      /s/ Gary L. French
         -----------------------
         Gary L. French
         Treasurer and Chief Financial Officer

Date:    May 21, 2007
         -----------------------